Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (31.7%)
		Communication Services (4.4%)

50,000,000	EUR	America Movil, BV 0.000%, 03/02/24	$55,286,246

		Bandwidth, Inc.

15,000,000		0.250%, 03/01/26~	10,092,600

7,500,000		0.500%, 04/01/28	4,291,725

		Bilibili, Inc.

27,500,000		0.500%, 12/01/26~*	19,371,825

12,000,000		1.375%, 04/01/26~	14,901,840

5,000,000		1.250%, 06/15/27^	5,098,950

25,000,000	EUR	Cellnex Telecom, SA 1.500%, 01/16/26	37,813,539

1,000,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	8,298,838

		Eventbrite, Inc.

2,500,000		5.000%, 12/01/25	2,782,775

1,953,000		0.750%, 09/15/26	1,531,308

5,000,000		Fubotv, Inc. 3.250%, 02/15/26	1,778,100

		iQIYI, Inc.

20,000,000		2.000%, 04/01/25	16,307,200

19,667,000		4.000%, 12/15/26	13,041,581

		JOYY, Inc.

10,000,000		1.375%, 06/15/26	8,260,400

10,000,000		0.750%, 06/15/25^	9,191,600

27,500,000		Lyft, Inc.~ 1.500%, 05/15/25	23,946,725

10,000,000		Marathon Digital Holdings, Inc.* 1.000%, 12/01/26	3,968,600

20,000,000		Match Group Financeco 2, Inc.~*^ 0.875%, 06/15/26	21,755,400

15,000,000		Match Group Financeco 3, Inc.~* 2.000%, 01/15/30	17,008,500

2,500,000		Radius Global Infrastructure, Inc.* 2.500%, 09/15/26	2,409,150

		Sea, Ltd.~

80,040,000		0.250%, 09/15/26^	59,404,888

9,614,000		1.000%, 12/01/24	15,386,149

7,500,000		2.375%, 12/01/25	8,857,800

		Snap, Inc.~

55,000,000		0.125%, 03/01/28*	37,442,900

52,897,000		0.000%, 05/01/27^	37,395,005

24,970,000		0.750%, 08/01/26^	21,980,841

10,000,000		0.250%, 05/01/25	9,211,100

		TechTarget, Inc.

20,000,000		0.000%, 12/15/26*	16,247,000

7,500,000		0.125%, 12/15/25	8,440,800

15,000,000		TripAdvisor, Inc. 0.250%, 04/01/26	11,801,400

		Twitter, Inc.~

115,000,000		0.000%, 03/15/26	105,572,300

39,000,000		0.250%, 06/15/24	39,719,550

23,367,000		Vonage Holdings Corp.& 1.750%, 06/01/24	31,307,340

19,250,000		World Wrestling Entertainment, Inc.~ 3.375%, 12/15/23	53,838,978

12,500,000		Ziff Davis, Inc.*^ 1.750%, 11/01/26	12,672,000

18,000,000		Zillow Group, Inc. 0.750%, 09/01/24~	19,368,900

PRINCIPAL AMOUNT			VALUE

15,000,000		1.375%, 09/01/26	$15,994,800

			781,778,653

		Consumer Discretionary (6.1%)

7,000,000		2U, Inc. 2.250%, 05/01/25	5,699,400

91,893,000		Airbnb, Inc.~ 0.000%, 03/15/26	80,191,345

5,000,000		American Eagle Outfitters, Inc.~ 3.750%, 04/15/25	8,032,200

15,000,000		Carnival Corp.~ 5.750%, 04/01/23	17,207,550

3,009,000		Cheesecake Factory, Inc. 0.375%, 06/15/26	2,376,929

		Chegg, Inc.

13,457,000		0.125%, 03/15/25	11,726,968

12,500,000		0.000%, 09/01/26	9,414,125

7,500,000		Cracker Barrel Old Country Store, Inc. 0.625%, 06/15/26	6,366,225

		Delivery Hero, SE

20,000,000	EUR	1.500%, 01/15/28	14,590,986

15,000,000	EUR	1.000%, 01/23/27	13,076,513

22,900,000		Dick’s Sporting Goods, Inc.~ 3.250%, 04/15/25	66,445,724

75,956,000		Draftkings, Inc.~ 0.000%, 03/15/28	45,929,074

		Etsy, Inc.~

60,000,000		0.250%, 06/15/28	48,681,600

30,000,000		0.125%, 10/01/26^	42,009,900

25,000,000		Farfetch, Ltd.~ 3.750%, 05/01/27	22,611,000

30,000,000		Fiverr International, Ltd.~^ 0.000%, 11/01/25	23,481,900

10,000,000		Ford Motor Company 0.000%, 03/15/26	10,680,100

6,500,000		Groupon, Inc. 1.125%, 03/15/26	4,169,360

15,000,000		Guess?, Inc.~ 2.000%, 04/15/24	15,177,450

10,000,000		Li Auto, Inc. 0.250%, 05/01/28	13,345,900

62,500,000		Lucid Group, Inc.~* 1.250%, 12/15/26	39,513,750

13,000,000		Luminar Technologies, Inc.* 1.250%, 12/15/26	7,789,470

7,000,000		Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	7,004,200

20,000,000		Meituan 0.000%, 04/27/27	17,203,600

12,500,000		MercadoLibre, Inc.~^ 2.000%, 08/15/28	24,510,375

7,500,000		National Vision Holdings, Inc. 2.500%, 05/15/25	8,747,400

20,000,000		NCL Corp. Ltd.* 2.500%, 02/15/27	14,166,000

20,000,000		NCL Corp., Ltd. - Class C~*^ 1.125%, 02/15/27	13,718,800

		NIO, Inc.

10,199,000		0.500%, 02/01/27	7,654,656

10,000,000		0.000%, 02/01/26	8,474,100

20,000,000	GBP	Ocado Group, PLC 0.750%, 01/18/27	17,000,486

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

47,500,000		Peloton Interactive, Inc.~ 0.000%, 02/15/26	$31,409,850

		Pinduoduo, Inc.

17,000,000		0.000%, 12/01/25	15,194,940

6,750,000		0.000%, 10/01/24	8,824,005

5,000,000		Porch Group, Inc.* 0.750%, 09/15/26	2,485,600

5,287,000		Quotient Technology, Inc. 1.750%, 12/01/22	5,025,928

		Royal Caribbean Cruises, Ltd.

22,916,000		4.250%, 06/15/23~	22,473,492

10,000,000		2.875%, 11/15/23	9,292,500

10,245,000		Shake Shack, Inc. 0.000%, 03/01/28	7,239,219

10,833,000		Stride, Inc. 1.125%, 09/01/27	11,446,689

16,822,000		Tesla, Inc.~ 2.000%, 05/15/24	241,705,225

7,764,000		Vail Resorts, Inc.^ 0.000%, 01/01/26	7,057,631

11,632,000		Vroom, Inc. 0.750%, 07/01/26	2,956,389

		Wayfair, Inc.~

35,000,000		1.000%, 08/15/26^	24,245,550

29,821,000		1.125%, 11/01/24	25,443,874

17,590,000		0.625%, 10/01/25	11,989,872

12,500,000		Winnebago Industries, Inc. 1.500%, 04/01/25	14,322,250

			1,068,110,100

		Consumer Staples (0.2%)

11,500,000		Beauty Health Company* 1.250%, 10/01/26	9,565,930

36,755,000		Beyond Meat, Inc. 0.000%, 03/15/27	14,624,080

15,000,000		Herbalife Nutrition, Ltd. 2.625%, 03/15/24	13,700,250

610,000,000	JPY	Yaoko Company, Ltd. 0.000%, 06/20/24	5,136,305

			43,026,565

		Energy (0.9%)

71,500,000		Pioneer Natural Resources Company~ 0.250%, 05/15/25	163,721,415
		Financials (0.8%)

80,800,000		Coinbase Global, Inc.~ 0.500%, 06/01/26	49,114,280

8,052,000		GSK Finance No 3, PLC* 0.000%, 06/22/23	7,752,063

5,000,000		Hope Bancorp, Inc. 2.000%, 05/15/38	4,915,200

25,000,000		JPMorgan Chase exch into Ping An Ins 0.000%, 12/28/23	23,817,000

10,467,000		JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)§ 0.250%, 05/01/23	10,836,799

15,000,000		LendingTree, Inc.^ 0.500%, 07/15/25	11,209,050

13,000,000		PRA Group, Inc. 3.500%, 06/01/23	13,363,090

10,000,000		SoFi Technologies, Inc.*^ 0.000%, 10/15/26	7,036,700

PRINCIPAL AMOUNT		VALUE

10,000,000	Upstart Holdings, Inc.* 0.250%, 08/15/26	$5,575,700

		133,619,882

	Health Care (2.5%)

15,000,000	Accolade, Inc. 0.500%, 04/01/26	10,893,600

10,500,000	Allscripts Healthcare Solutions, Inc.~ 0.875%, 01/01/27	13,820,730

4,000,000	Alphatec Holdings, Inc.* 0.750%, 08/01/26	3,249,920

8,500,000	Ascendis Pharma, A/S* 2.250%, 04/01/28	7,431,635

	Bridgebio Pharma, Inc.

10,000,000	2.500%, 03/15/27	5,567,000

10,000,000	2.250%, 02/01/29	4,524,200

3,759,000	Coherus Biosciences, Inc. 1.500%, 04/15/26	2,608,257

3,500,000	Collegium Pharmaceutical, Inc. 2.625%, 02/15/26	3,037,895

13,000,000	CONMED Corp.* 2.250%, 06/15/27	12,511,850

3,188,000	CryoPort, Inc.* 0.750%, 12/01/26	2,530,475

15,000,000	Dexcom, Inc.~ 0.750%, 12/01/23	30,221,100

10,000,000	Envista Holdings Corp.~ 2.375%, 06/01/25	20,005,100

5,000,000	Evolent Health, Inc. 1.500%, 10/15/25	6,053,150

7,500,000	Global Blood Therapeutics, Inc.* 1.875%, 12/15/28	9,136,050

5,000,000	Haemonetics Corp. 0.000%, 03/01/26	4,090,700

	Halozyme Therapeutics, Inc.~

19,000,000	0.250%, 03/01/27	17,792,930

10,000,000	1.250%, 12/01/24	20,828,600

	Innoviva, Inc.

17,000,000	2.500%, 08/15/25~	18,317,160

10,000,000	2.125%, 03/15/28*	8,461,800

9,000,000	Insmed, Inc. 0.750%, 06/01/28	8,066,790

10,000,000	Insulet Corp.^ 0.375%, 09/01/26	12,584,000

5,000,000	Intercept Pharmaceuticals, Inc. 2.000%, 05/15/26	3,196,250

11,243,000	Ionis Pharmaceuticals, Inc. 0.125%, 12/15/24	10,095,427

	Ironwood Pharmaceuticals, Inc.

9,500,000	1.500%, 06/15/26~	10,158,445

7,500,000	0.750%, 06/15/24	7,884,825

24,500,000	Jazz Investments I, Ltd.~ 2.000%, 06/15/26	29,255,450

20,000,000	Livongo Health, Inc.~^ 0.875%, 06/01/25	17,255,000

5,000,000	Mesa Laboratories, Inc. 1.375%, 08/15/25	4,821,150

10,000,000	NeoGenomics, Inc. 0.250%, 01/15/28	6,463,200

7,500,000	Neurocrine Biosciences, Inc.~^ 2.250%, 05/15/24	9,751,275

15,000,000	Novocure, Ltd. 0.000%, 11/01/25	13,154,850

40,000,000	Oak Street Health, Inc.~^ 0.000%, 03/15/26	32,280,800

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

12,500,000	Omnicell, Inc. 0.250%, 09/15/25	$15,548,500

11,233,000	Pacira BioSciences, Inc. 0.750%, 08/01/25	11,594,478

4,000,000	Revance Therapeutics, Inc.^ 1.750%, 02/15/27	3,375,240

17,500,000	Sarepta Therapeutics, Inc.~ 1.500%, 11/15/24	25,630,850

12,500,000	SmileDirectClub, Inc.* 0.000%, 02/01/26	1,990,500

10,000,000	Supernus Pharmaceuticals, Inc. 0.625%, 04/01/23	9,741,100

5,000,000	Tabula Rasa HealthCare, Inc. 1.750%, 02/15/26	3,535,100

3,500,000	Teladoc Health, Inc. 1.250%, 06/01/27	2,636,375

		440,101,757

	Industrials (1.3%)

10,285,000	Air Canada^ 4.000%, 07/01/25	11,723,769

17,500,000	American Airlines Group, Inc.~ 6.500%, 07/01/25	19,598,950

15,000,000	Chart Industries, Inc.~* 1.000%, 11/15/24	50,234,250

11,250,000	FTI Consulting, Inc.~ 2.000%, 08/15/23	18,459,112

6,600,000	Greenbrier Companies, Inc. 2.875%, 04/15/28	5,916,702

20,000,000	John Bean Technologies Corp.~ 0.250%, 05/15/26	18,709,200

17,500,000	Meritor, Inc. 3.250%, 10/15/37	19,204,850

11,467,000	Middleby Corp. 1.000%, 09/01/25	14,302,101

30,000,000	Southwest Airlines Company~^ 1.250%, 05/01/25	37,931,100

4,000,000	Stem, Inc.* 0.500%, 12/01/28	2,776,040

35,000,000	Upwork, Inc.~* 0.250%, 08/15/26	27,098,050

15,000,000	Virgin Galactic Holdings, Inc.*^ 2.500%, 02/01/27	11,046,450

		237,000,574

	Information Technology (14.8%)

20,000,000	3D Systems Corp.* 0.000%, 11/15/26	14,557,000

7,500,000	8x8, Inc. 0.500%, 02/01/24	6,430,800

30,056,000	Affirm Holdings, Inc.~* 0.000%, 11/15/26	18,441,460

	Akamai Technologies, Inc.~

73,500,000	0.375%, 09/01/27	76,227,585

55,000,000	0.125%, 05/01/25	63,184,000

10,000,000	Altair Engineering, Inc.* 1.750%, 06/15/27	10,414,700

	Alteryx, Inc.

10,000,000	1.000%, 08/01/26	7,945,500

10,000,000	0.500%, 08/01/24	8,887,000

50,000,000	Avalara, Inc.~* 0.250%, 08/01/26	43,003,500

7,500,000	Benefitfocus, Inc. 1.250%, 12/15/23	6,930,900

16,398,000	Bentley Systems, Inc. 0.125%, 01/15/26	15,224,067

PRINCIPAL AMOUNT		VALUE

10,000,000	BigCommerce Holdings, Inc.* 0.250%, 10/01/26	$7,046,600

50,000,000	Bill.com Holdings, Inc.~ 0.000%, 12/01/25	56,226,500

	Blackline, Inc.~

50,000,000	0.000%, 03/15/26	41,070,000

24,000,000	0.125%, 08/01/24	25,965,120

	Block, Inc.

35,000,000	0.500%, 05/15/23	41,550,600

30,000,000	0.125%, 03/01/25~	30,712,500

17,000,000	0.000%, 05/01/26^	14,379,790

25,000,000	Box, Inc.~ 0.000%, 01/15/26	31,001,250

3,000,000	CalAmp Corp. 2.000%, 08/01/25	2,666,520

20,000,000	Ceridian HCM Holding, Inc.~ 0.250%, 03/15/26	16,685,400

60,000,000	Cloudflare, Inc.~*^ 0.000%, 08/15/26	49,011,000

57,200,000	Confluent, Inc.~* 0.000%, 01/15/27	42,856,528

	Coupa Software, Inc.~

43,000,000	0.375%, 06/15/26	34,447,730

22,876,000	0.125%, 06/15/25	20,065,912

15,000,000	CyberArk Software, Ltd.^ 0.000%, 11/15/24	16,207,650

20,000,000	Datadog, Inc.~ 0.125%, 06/15/25	26,413,000

62,500,000	DigitalOcean Holdings, Inc.~* 0.000%, 12/01/26	46,892,500

	Dropbox, Inc.~

27,750,000	0.000%, 03/01/28^	25,385,700

23,000,000	0.000%, 03/01/26	21,185,760

	Enphase Energy, Inc.

16,000,000	0.000%, 03/01/28^	19,925,440

10,000,000	0.000%, 03/01/26	12,013,700

26,000,000	Envestnet, Inc.~^ 0.750%, 08/15/25	23,093,460

8,000,000	Everbridge, Inc. 0.000%, 03/15/26	6,485,920

50,000,000	Fastly, Inc.~ 0.000%, 03/15/26	36,989,500

10,000,000	Five9, Inc. 0.500%, 06/01/25	10,626,400

20,000,000	Guidewire Software, Inc.~ 1.250%, 03/15/25	19,452,800

2,500,000	i3 Verticals, LLC 1.000%, 02/15/25	2,385,375

6,500,000	II-VI, Inc. 0.250%, 09/01/22	7,335,380

5,000,000	Impinj, Inc.* 1.125%, 05/15/27	4,973,650

15,000,000	Infinera Corp.~ 2.125%, 09/01/24	14,660,850

13,000,000	Insight Enterprises, Inc.~ 0.750%, 02/15/25	18,421,390

10,000,000	InterDigital, Inc.* 3.500%, 06/01/27	10,327,500

15,000,000	Itron, Inc.^ 0.000%, 03/15/26	12,914,250

15,000,000	Jamf Holding Corp.* 0.125%, 09/01/26	12,796,650

16,000,000	Lenovo Group, Ltd. 3.375%, 01/24/24	19,579,680

	LivePerson, Inc.

17,500,000	0.000%, 12/15/26	12,761,175

7,500,000	0.750%, 03/01/24	6,879,825

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Lumentum Holdings, Inc.

45,500,000	0.500%, 12/15/26~^	$50,338,470

20,000,000	0.250%, 03/15/24~	30,989,200

12,500,000	0.500%, 06/15/28*	11,604,375

18,000,000	Magnite, Inc. 0.250%, 03/15/26	13,442,580

20,500,000	Mandiant, Inc.~ 0.875%, 06/01/24	22,925,150

	MicroStrategy, Inc.

29,523,000	0.000%, 02/15/27	14,748,215

9,601,000	0.750%, 12/15/25^	8,421,613

55,500,000	MongoDB, Inc.~ 0.250%, 01/15/26	89,219,025

10,000,000	New Relic, Inc.~^ 0.500%, 05/01/23	9,805,100

20,000,000	Nice Systems, Inc.~ 1.250%, 01/15/24	51,318,400

10,000,000	Nova, Ltd. 0.000%, 10/15/25	14,855,700

11,460,000	Nutanix, Inc.* 0.250%, 10/01/27	8,006,988

	Okta, Inc.~

43,500,000	0.375%, 06/15/26	37,432,185

37,500,000	0.125%, 09/01/25	35,151,750

30,000,000	ON Semiconductor Corp.~^ 0.000%, 05/01/27	41,906,400

10,000,000	OSI Systems, Inc. 1.250%, 09/01/22	10,040,200

	Palo Alto Networks, Inc.~

84,925,000	0.750%, 07/01/23	160,835,211

68,000,000	0.375%, 06/01/25	117,852,840

4,500,000	PAR Technology Corp. 2.875%, 04/15/26	5,477,040

32,500,000	Pegasystems, Inc.~ 0.750%, 03/01/25	25,932,725

7,707,000	Perficient, Inc.* 0.125%, 11/15/26	6,697,229

12,500,000	Progress Software Corp. 1.000%, 04/15/26	12,363,625

	PROS Holdings, Inc.

5,000,000	1.000%, 05/15/24	4,511,000

2,000,000	2.250%, 09/15/27	1,740,800

30,625,000	Q2 Holdings, Inc.~ 0.125%, 11/15/25	25,296,863

	Rapid7, Inc.

19,500,000	0.250%, 03/15/27~	17,693,520

7,000,000	2.250%, 05/01/25	8,680,490

7,500,000	Repay Holdings Corp.* 0.000%, 02/01/26	5,835,450

	RingCentral, Inc.

41,100,000	0.000%, 03/15/26~^	31,166,952

20,000,000	0.000%, 03/01/25	16,661,800

22,500,000	Sailpoint Technologies Holdings, Inc.~ 0.125%, 09/15/24	50,940,225

	Shift4 Payments, Inc.

17,500,000	0.500%, 08/01/27*^	12,726,175

15,000,000	0.000%, 12/15/25	12,813,000

15,000,000	Shopify, Inc.^ 0.125%, 11/01/25	12,940,050

30,000,000	Silicon Laboratories, Inc.~ 0.625%, 06/15/25	40,186,500

5,000,000	SMART Global Holdings, Inc. 2.250%, 02/15/26	5,823,500

	Splunk, Inc.~

40,000,000	0.500%, 09/15/23	39,916,800

27,500,000	1.125%, 09/15/25^	27,666,100

PRINCIPAL AMOUNT			VALUE

20,000,000		1.125%, 06/15/27	$17,166,200

75,000,000		Spotify USA, Inc.~ 0.000%, 03/15/26	61,455,000

15,000,000		Teradyne, Inc.~ 1.250%, 12/15/23	47,792,250

5,000,000		Tyler Technologies, Inc.~^ 0.250%, 03/15/26	5,257,050

72,574,000		Unity Software, Inc.~* 0.000%, 11/15/26	54,153,267

10,000,000		Verint Systems, Inc. 0.250%, 04/15/26	9,615,600

5,000,000		Veritone, Inc.* 1.750%, 11/15/26	3,290,300

10,000,000		Vishay Intertechnology, Inc. 2.250%, 06/15/25	9,744,400

10,000,000		Weibo Corp. 1.250%, 11/15/22	9,929,600

26,500,000		Western Digital Corp.~ 1.500%, 02/01/24	25,263,775

10,000,000		Wix.com, Ltd. 0.000%, 07/01/23	9,532,400

		Wolfspeed, Inc.

11,068,000		0.250%, 02/15/28*	10,563,631

10,000,000		1.750%, 05/01/26~^	18,800,200

50,000,000		Workday, Inc.~ 0.250%, 10/01/22	54,437,500

17,500,000		Workiva, Inc.~ 1.125%, 08/15/26	19,060,475

		Zendesk, Inc.~

51,000,000		0.625%, 06/15/25	49,718,880

10,000,000		0.250%, 03/15/23	12,162,200

22,500,000		Zscaler, Inc.~ 0.125%, 07/01/25	27,960,975

			2,612,506,466

		Materials (0.3%)

10,000,000		Amyris, Inc.* 1.500%, 11/15/26	4,119,600

10,000,000		ATI, Inc.~ 3.500%, 06/15/25	17,427,400

3,124,000		Lithium Americas Corp.* 1.750%, 01/15/27	2,727,096

20,000,000	CHF	Sika, AG 0.150%, 06/05/25	27,305,563

			51,579,659

		Real Estate (0.3%)

20,000,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	22,308,074

12,500,000		Opendoor Technologies, Inc.* 0.250%, 08/15/26	7,784,875

5,000,000		Realogy Group, LLC / Realogy Co-Issuer Corp. 0.250%, 06/15/26	3,787,400

		Redfin Corp.

20,000,000		0.500%, 04/01/27	10,228,400

15,000,000		0.000%, 10/15/25	9,117,450

			53,226,199

		Utilities (0.1%)

12,500,000		NextEra Energy Partners, LP* 0.000%, 06/15/24	12,653,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

10,000,000	Sunnova Energy Intl, Inc. 0.250%, 12/01/26	$9,459,600

		22,112,600

	TOTAL CONVERTIBLE BONDS (Cost $6,122,705,247)	5,606,783,870

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (1.6%)
	Communication Services (0.3%)

35,692	T-Mobile Exchangeable Trust~* 5.250%, 06/01/23	42,973,204

	Consumer Discretionary (0.2%)

316,491	Aptiv, PLC~ 5.500%, 06/15/23	38,380,864

	Financials (0.1%)

15,000	2020 Mandatory Exchangeable Trust~* 6.500%, 05/16/23	13,999,770

	Industrials (0.1%)

178,572	Clarivate, PLC 5.250%, 06/01/24	10,646,462

47,143	RBC Bearings, Inc. 5.000%, 10/15/24	5,486,031

104,200	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	6,622,952

		22,755,445

	Information Technology (0.1%)

50,000	II-VI, Inc.~ 6.000%, 07/01/23	11,236,500

	Utilities (0.8%)

400,000	American Electric Power Company, Inc.~^ 6.125%, 08/15/23	22,112,000

300,000	DTE Energy Company~ 6.250%, 11/01/22	15,489,000

	NextEra Energy, Inc.

650,000	4.872%, 09/01/22~	39,903,500

300,000	6.219%, 09/01/23~^	15,864,000

205,000	5.279%, 03/01/23	10,752,250

150,000	PG&E Corp.~^ 5.500%, 08/16/23	15,574,500

400,000	Southern Company 6.750%, 08/01/22	22,464,000

		142,159,250

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $265,352,466)	271,505,033

COMMON STOCKS (60.2%)
	Communication Services (4.3%)

453,748	Activision Blizzard, Inc.	36,277,153

1,336,700	Alphabet, Inc. - Class A~#	155,484,944

1,547,140	Alphabet, Inc. - Class C~#	180,458,410

1,728,736	AT&T, Inc.	32,465,662

NUMBER OF SHARES		VALUE

36,133	Charter Communications, Inc. - Class A^#	$15,613,069

1,191,450	Comcast Corp. - Class A~	44,703,204

215,365	Fox Corp. - Class A	7,130,735

750,570	Meta Platforms, Inc. - Class A~#	119,415,687

132,499	Netflix, Inc.#	29,799,025

505,278	TEGNA, Inc.	10,580,521

362,928	Twitter, Inc.#	15,101,434

1,109,032	Verizon Communications, Inc.~	51,226,188

537,920	Walt Disney Company~#	57,073,312

418,210	Warner Bros Discovery, Inc.#	6,273,150

		761,602,494

	Consumer Discretionary (5.1%)

2,383,020	Amazon.com, Inc.~#	321,588,549

174,303	Aptiv, PLC#	18,282,642

9,981	Booking Holdings, Inc.~#	19,320,122

12,680	Chipotle Mexican Grill, Inc.^#	19,834,310

76,135	Darden Restaurants, Inc.~	9,478,046

66,039	Dollar General Corp.~	16,406,069

231,287	DR Horton, Inc.~	18,047,325

216,885	eBay, Inc.	10,547,118

71,098	Expedia Group, Inc.#	7,539,943

764,148	Ford Motor Company~	11,225,334

275,445	General Motors Company#	9,987,636

287,931	Home Depot, Inc.~	86,649,955

232,934	Lowe’s Companies, Inc.~	44,613,849

203,906	McDonald’s Corp.	53,702,723

252,625	MGM Resorts International	8,268,416

63,066	Mohawk Industries, Inc.~#	8,102,720

429,669	NIKE, Inc. - Class B~	49,377,561

31,305	O’Reilly Automotive, Inc.#	22,025,885

62,925	PVH Corp.~	3,896,316

131,468	Ross Stores, Inc.~	10,683,090

198,035	Royal Caribbean Cruises, Ltd.^#	7,665,935

319,293	Starbucks Corp.~	27,069,660

144,444	Target Corp.~	23,599,261

53,479	Tesla, Inc.#	47,673,854

361,303	TJX Companies, Inc.~	22,097,291

39,745	Ulta Beauty, Inc.#	15,457,228

283,227	VF Corp.	12,654,582

		905,795,420

	Consumer Staples (3.2%)

535,209	Altria Group, Inc.~	23,474,267

217,700	Archer-Daniels-Midland Company~	18,019,029

139,906	Church & Dwight Company, Inc.	12,307,531

928,286	Coca-Cola Company	59,568,113

215,716	Colgate-Palmolive Company~	16,985,478

108,129	Constellation Brands, Inc. - Class A	26,633,254

85,672	Costco Wholesale Corp.~	46,374,254

235,952	General Mills, Inc.^	17,646,850

173,908	Kellogg Company~^	12,855,279

129,614	Kimberly-Clark Corp.	17,081,829

299,755	Kraft Heinz Company	11,039,977

310,685	Kroger Company	14,428,211

611,890	Mondelez International, Inc. - Class A	39,185,436

134,683	Monster Beverage Corp.#	13,417,120

285,437	PepsiCo, Inc.~	49,940,057

511,321	Philip Morris International, Inc.~	49,674,835

502,187	Procter & Gamble Company	69,758,796

218,882	Walgreens Boots Alliance, Inc.	8,672,105

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

474,977	Walmart, Inc.~	$62,720,713

		569,783,134

	Energy (2.4%)

555,324	Chevron Corp.~	90,950,965

356,422	ConocoPhillips~	34,726,195

106,677	EOG Resources, Inc.~	11,864,616

654,519	Exxon Mobil Corp.~	63,442,526

249,238	Hess Corp.	28,031,798

738,291	Kinder Morgan, Inc.	13,281,855

485,844	Marathon Petroleum Corp.	44,532,461

229,141	Occidental Petroleum Corp.	15,066,021

147,997	ONEOK, Inc.	8,841,341

103,875	Phillips 66~	9,244,875

149,899	Pioneer Natural Resources Company	35,518,568

329,300	Schlumberger, NV	12,193,979

233,423	Sysco Corp.	19,817,613

100,497	Valero Energy Corp.~	11,132,053

372,515	Williams Companies, Inc.	12,699,036

		411,343,902

	Financials (5.6%)

183,507	Aflac, Inc.~	10,514,951

15,500	Alleghany Corp.#	12,980,940

143,165	Allstate Corp.~	16,746,010

252,593	American Express Company~	38,904,374

523,466	American International Group, Inc.~	27,099,835

71,734	Ameriprise Financial, Inc.	19,362,441

500,000	Angel Pond Holdings Corp.#	4,890,000

125,000	Aries I Acquisition Corp.	1,270,000

127,977	Arthur J Gallagher & Company	22,906,603

107,598	Assurant, Inc.	18,913,576

2,909,410	Bank of America Corp.~	98,367,152

267,164	Bank of New York Mellon Corp.	11,610,947

386,218	Berkshire Hathaway, Inc. - Class B~#	116,097,131

27,719	BlackRock, Inc.~	18,549,000

135,161	Capital One Financial Corp.~	14,844,733

210,000	Cartesian Growth Corp.	2,070,600

127,211	Cboe Global Markets, Inc.	15,695,293

502,089	Charles Schwab Corp.~	34,669,245

164,944	Chubb, Ltd.~	31,115,036

498,521	Citigroup, Inc.~	25,873,240

57,651	CME Group, Inc.	11,500,222

162,144	Discover Financial Services	16,376,544

116,598	First Republic Bank	18,971,661

155,398	Goldman Sachs Group, Inc.~	51,808,139

702,919	JPMorgan Chase & Company~	81,088,736

71,308	M&T Bank Corp.	12,653,605

197,833	Marsh & McLennan Companies, Inc.	32,436,699

500,000	Metals Acquisition Corp- Class A#	4,890,000

215,552	MetLife, Inc.~	13,633,664

363,893	Morgan Stanley~	30,676,180

114,218	Northern Trust Corp.	11,396,672

85,837	Prudential Financial, Inc.~	8,582,842

74,509	S&P Global, Inc.	28,084,677

107,875	State Street Corp.~	7,663,440

95,678	Travelers Companies, Inc.~	15,184,099

192,796	Truist Financial Corp.	9,730,414

218,153	US Bancorp	10,296,822

1,356,747	Wells Fargo & Company~	59,520,491

NUMBER OF SHARES		VALUE

344,295	Zions Bancorp NA	$18,781,292

		985,757,306

	Health Care (7.2%)

371,194	Abbott Laboratories~	40,400,755

465,625	AbbVie, Inc.~	66,821,844

245,759	Agilent Technologies, Inc.	32,956,282

43,438	Align Technology, Inc.#	12,204,775

104,376	Amgen, Inc.~	25,829,929

274,698	Baxter International, Inc.	16,113,785

89,213	Becton Dickinson and Company	21,795,628

53,379	Biogen, Inc.~#	11,479,688

836,581	Boston Scientific Corp.#	34,341,650

754,865	Bristol-Myers Squibb Company~	55,693,940

169,018	Centene Corp.#	15,713,603

609,000	Change Healthcare, Inc.#	14,780,430

71,923	Cigna Corp.	19,804,717

317,714	CVS Health Corp.~	30,398,875

215,609	Danaher Corp.	62,843,555

243,956	Edwards Lifesciences Corp.~#	24,527,336

263,414	Eli Lilly & Company	86,844,962

337,462	Gilead Sciences, Inc.	20,163,354

72,678	HCA Healthcare, Inc.	15,438,261

44,082	Humana, Inc.	21,247,524

40,080	Illumina, Inc.#	8,684,534

121,522	Intuitive Surgical, Inc.#	27,970,719

584,646	Johnson & Johnson~	102,032,420

65,383	Laboratory Corp. of America Holdings~	17,142,769

42,000	LHC Group, Inc.#	6,848,520

67,012	McKesson Corp.	22,889,959

646,428	Merck & Company, Inc.	57,751,877

80,521	Moderna, Inc.#	13,212,691

68,554	Organon & Company	2,174,533

1,409,339	Pfizer, Inc.~	71,185,713

87,219	Quest Diagnostics, Inc.~	11,911,499

17,717	Regeneron Pharmaceuticals, Inc.~#	10,305,802

126,622	Thermo Fisher Scientific, Inc.~	75,771,871

305,435	UnitedHealth Group, Inc.~	165,649,618

107,859	Vertex Pharmaceuticals, Inc.#	30,244,742

68,328	Zimmer Biomet Holdings, Inc.	7,542,728

88,099	Zoetis, Inc.	16,082,472

		1,276,803,360

	Industrials (4.2%)

144,019	3M Company	20,629,282

75,500	Allegion, PLC	7,980,350

139,538	Boeing Company~#	22,229,799

414,243	Carrier Global Corp.	16,789,269

206,800	Caterpillar, Inc.~	40,998,100

1,085,762	CSX Corp.~	35,102,685

74,601	Deere & Company	25,601,571

250,712	Delta Air Lines, Inc.~#	7,972,642

109,846	Eaton Corp., PLC	16,300,048

291,145	Emerson Electric Company~	26,223,430

55,044	FedEx Corp.	12,830,206

158,687	Fortune Brands Home & Security, Inc.	11,057,310

63,989	General Dynamics Corp.	14,504,387

276,407	General Electric Company	20,429,241

242,238	Honeywell International, Inc.	46,621,125

91,292	Illinois Tool Works, Inc.~	18,966,826

250,661	Johnson Controls International, PLC	13,513,134

96,378	L3Harris Technologies, Inc.	23,127,829

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

52,316	Lockheed Martin Corp.	$21,648,884

215,599	Masco Corp.	11,939,873

647,000	Nielsen Holdings, PLC	15,495,650

57,430	Norfolk Southern Corp.	14,424,693

52,001	Northrop Grumman Corp.	24,903,279

96,349	Otis Worldwide Corp.	7,531,601

151,586	PACCAR, Inc.	13,873,151

179,114	Pentair, PLC	8,756,883

517,179	Raytheon Technologies Corp.~	48,206,255

477,834	Southwest Airlines Company~#	18,215,032

75,391	Spirit Airlines, Inc.#	1,867,435

106,228	Stanley Black & Decker, Inc.	10,339,171

63,193	Stryker Corp.~	13,570,697

12,872	Teledyne Technologies, Inc.#	5,038,101

274,014	Union Pacific Corp.~	62,283,382

173,797	United Parcel Service, Inc. - Class B	33,871,297

84,990	Verisk Analytics, Inc. - Class A	16,169,347

162,387	Waste Management, Inc.	26,722,405

119,566	Xylem, Inc.	11,003,659

		746,738,029

	Information Technology (14.2%)

143,242	Accenture, PLC - Class A~	43,869,295

124,355	Adobe, Inc.#	51,000,473

684,206	Advanced Micro Devices, Inc.#	64,636,941

221,346	Amphenol Corp. - Class A~	17,072,417

3,968,161	Apple, Inc.~	644,865,844

461,827	Applied Materials, Inc.~	48,944,425

65,004	Autodesk, Inc.#	14,061,665

143,975	Automatic Data Processing, Inc.	34,715,252

114,133	Broadcom, Inc.	61,115,939

1,361,299	Cisco Systems, Inc.~	61,762,136

335,436	Citrix Systems, Inc.	34,016,565

187,228	Cognizant Technology Solutions Corp. - Class A~	12,724,015

130,000	DouYu International Holdings, Ltd.#	148,200

26,198	Enphase Energy, Inc.#	7,444,948

254,001	Fidelity National Information Services, Inc.	25,948,742

170,080	Fiserv, Inc.#	17,974,054

63,225	Gartner, Inc.#	16,784,973

96,403	Global Payments, Inc.	11,792,015

364,348	HP, Inc.	12,165,580

1,048,857	Intel Corp.~	38,083,998

173,071	International Business Machines Corp.	22,635,956

65,394	Intuit, Inc.	29,830,781

64,267	Jack Henry & Associates, Inc.	13,352,755

27,373	Lam Research Corp.	13,700,460

194,523	Mastercard, Inc. - Class A	68,820,292

437,311	Micron Technology, Inc.~	27,052,058

2,018,185	Microsoft Corp.~	566,585,257

103,950	NetApp, Inc.	7,414,753

755,324	NVIDIA Corp.~	137,189,498

367,202	Oracle Corp.	28,583,004

135,128	Paychex, Inc.	17,334,220

53,924	Paycom Software, Inc.#	17,821,343

372,962	PayPal Holdings, Inc.#	32,272,402

311,687	QUALCOMM, Inc.	45,213,316

140,000	Sailpoint Technologies Holdings, Inc.#	8,927,800

296,027	salesforce, Inc.#	54,474,888

90,000	Switch, Inc. - Class A	3,042,900

93,824	TE Connectivity, Ltd.	12,547,083

NUMBER OF SHARES		VALUE

168,602	Texas Instruments, Inc.~	$30,161,212

522,605	Visa, Inc. - Class A~^	110,849,747

211,000	VMware, Inc. - Class A	24,518,200

94,685	Western Digital Corp.#	4,649,033

52,000	Zendesk, Inc.#	3,921,840

		2,500,026,275

	Materials (1.5%)

85,844	Air Products and Chemicals, Inc.~	21,309,056

69,986	Avery Dennison Corp.	13,329,534

194,195	Ball Corp.^	14,257,797

243,965	Corteva, Inc.	14,040,186

243,963	Dow, Inc.	12,981,271

219,689	DuPont de Nemours, Inc.	13,451,557

388,505	Eaton Corp., PLC	35,944,483

668,499	Freeport-McMoRan, Inc.	21,091,143

17,426	International Flavors & Fragrances, Inc.	2,161,695

187,535	Linde, PLC	56,635,570

219,062	Newmont Corp.	9,919,127

105,410	PPG Industries, Inc.	13,628,459

45,710	ServiceNow, Inc.#	20,416,829

63,140	Sherwin-Williams Company	15,276,092

		264,442,799

	Real Estate (1.3%)

72,793	Alexandria Real Estate Equities, Inc.	12,067,624

100,438	American Tower Corp.~	27,201,624

66,965	AvalonBay Communities, Inc.~	14,326,492

92,790	Crown Castle International Corp.	16,763,441

79,450	Digital Realty Trust, Inc.	10,523,152

19,241	Equinix, Inc.	13,540,661

64,649	Federal Realty Investment Trust	6,827,581

86,777	Mid-America Apartment Communities, Inc.	16,117,092

136,384	Prologis, Inc.~	18,079,063

47,787	Public Storage~	15,598,155

165,672	Realty Income Corp.	12,258,071

135,131	Regency Centers Corp.	8,706,490

109,609	Simon Property Group, Inc.	11,907,922

210,229	UDR, Inc.	10,175,084

170,019	Welltower, Inc.	14,679,440

324,718	Weyerhaeuser Company	11,793,758

		220,565,650

	Special Purpose Acquisition Companies (9.7%)#

250,000	10X Capital Venture Acquisition Corp.	2,481,250

625,945	10X Capital Venture Acquisition Corp.	6,290,747

1,750,000	7 Acquisition Corp.	17,613,750

65,000	ABG Acquisition Corp. I - Class A	638,950

500,000	Accelerate Acquisition Corp.	4,930,000

160,000	Accretion Acquisition Corp.	1,576,000

616,403	Acropolis Infrastructure Acquisition Corp.	6,025,339

50,000	Advanced Merger Partners, Inc.	492,500

125,000	Aesther Healthcare Acquisition Corp.	1,272,500

500,000	Aetherium Acquisition Corp.	5,022,500

750,000	AF Acquisition Corp.	7,368,750

500,000	African Gold Acquisition Corp.	4,935,000

550,000	Agile Growth Corp.	5,412,000

963,772	Ahren Acquisition Corp.	9,676,271

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

750,000	Alpha Partners Technology Merger Corp.	$7,357,500

1,000,000	ALSP Orchid Acquisition Corp. I	10,065,000

1,000,000	AltC Acquisition Corp- Class A	9,700,000

1,500,000	Altenergy Acquisition Corp.	15,082,500

10,000	Altimar Acquisition Corp. III	98,850

600,000	AMCI Acquisition Corp. II	5,874,000

1,000,000	Andretti Acquisition Corp.	9,999,300

485,000	Anthemis Digital Acquisitions I Corp.	4,886,375

300,000	Anzu Special Acquisition Corp. I	2,961,000

100,000	AP Acquisition Corp.	1,015,500

1,000,000	Apeiron Capital Investment Corp.	9,940,000

10,000	Apollo Strategic Growth Capital II	98,600

1,000,000	APx Acquisition Corp. I	10,075,000

350,000	Arbor Rapha Capital Bioholdi	3,547,250

25,100	Arctos NorthStar Acquisition Corp.	247,612

731,522	Arena Fortify Acquisition Corp.	7,370,084

100,000	Ares Acquisition Corp.	988,000

150,000	Argus Capital Corp.	1,515,000

100,000	Arrowroot Acquisition Corp.	987,000

200,100	Ascendant Digital Acquisition Corp. III	2,020,010

511,397	Astrea Acquisition Corp. - Class A	5,042,374

300,000	Athena Consumer Acquisition Corp.	3,044,970

500,000	Athena Technology Acquisition Corp. II	4,965,000

240,000	Atlantic Coastal Acquisition Corp. - Class A	2,354,400

1,250,000	Atlantic Coastal Acquisition Unit	12,518,750

25,000	Atlas Crest Investment Corp. II	246,500

500,000	Aura Fat Projects Acquisiton Corp.	5,010,000

300,000	Austerlitz Acquisition Corp. II	2,943,000

250,000	Avalon Acquisition, Inc.	2,521,250

600,000	Avista Public Acquisition Corp. II	6,174,000

500,000	AxonPrime Infrastructure Acquisition Corp.	4,895,000

200,000	B Riley Principal 250 Merger Corp.	1,962,000

600,000	Banner Acquisition Corp.	5,952,000

1,000,000	Banyan Acquisition Corp.	10,045,000

1,500,000	Battery Future Acquisition Corp.	15,045,000

542,433	Beard Energy Transition Acquisition Corp.	5,440,603

600,000	Belong Acquisition Corp.	5,934,000

500,000	Berenson Acquisition Corp. I	4,907,500

119,900	Big Sky Growth Partners, Inc.	1,175,020

500,000	Bilander Acquisition Corp.	4,885,000

1,000,000	BioPlus Acquisition Corp.	9,980,000

225,500	Black Mountain Acquisition Corp.	2,276,423

481,099	Black Spade Acquisition Company	4,709,959

755,104	Blockchain Coinvestors Acquisition Corp. I	7,543,489

1,250,000	Blue Ocean Acquisition Corp.	12,462,500

141,132	Blue Whale Acquisition Corp. I	1,396,501

100,000	BlueRiver Acquisition Corp.	989,000

500,000	Build Acquisition Corp.	4,920,000

1,000,000	BurTech Acquisition Corp.	10,040,000

500,000	byNordic Acquisition Corp.	5,022,500

500,000	BYTE Acquisition Corp.	4,942,500

300,000	C5 Acquisition Corp.	3,021,000

750,000	Cactus Acquisition Corp.	7,530,000

400,000	Canna-Global Acquisition Corp.	4,024,000

1,500,000	Cartesian Growth Corp.	15,120,000

269,402	Cartica Acquisition Corp.	2,726,348

NUMBER OF SHARES			VALUE

300,000		Cascadia Acquisition Corp.	$2,985,000

300,000		Catalyst Partners Acquisition Corp.	2,949,000

75,000		Catcha Investment Corp.	741,000

478,400		CF Acquisition Corp. VII	4,784,000

1,500,000		Chain Bridge I	15,097,500

700,000		Chenghe Acquisition Company	7,045,500

200,000		Clarim Acquisition Corp.	1,979,000

20,000		Colicity, Inc.	197,200

500,000		Coliseum Acquisition Corp.	4,890,000

600,000		Colombier Acquisition Corp.	5,862,000

500,000		Compass Digital Acquisition Corp.	4,867,500

150,000		Compute Health Acquisition Corp.	1,482,000

148,730		Concord Acquisition Corp.	1,490,275

276,950		Concord Acquisition Corp. II	2,707,186

450,000		Concord Acquisition Corp. III	4,536,000

750,000		Consilium Acquisition Corp. I	7,447,500

20,000		Constellation Acquisition Corp. I	197,400

280,268		Conyers Park III Acquisition Corp.	2,762,041

250,000		Corazon Capital V838 Monoceros Corp.	2,457,500

50,000		COVA Acquisition Corp.	492,750

1,500,000		Crescera Capital Acquisition Corp.	14,985,000

400,000		Crown PropTech Acquisitions	3,936,000

300,000		Crypto 1 Acquisition Corp.	3,009,000

200,000		D & Z Media Acquisition Corp.	1,970,000

800,000		Decarbonization Plus Acquisition Corp. IV	8,032,000

350,000		Denali Capital Acquisition Corp	3,479,000

275,000		DHB Capital Corp.	2,706,000

500,000		DHC Acquisition Corp.	4,960,000

100,000		DiamondHead Holdings Corp.	987,000

625,000		Digital Transformation Opportunities Corp.	6,162,500

500,000		Disruptive Acquisition Corp. I	4,935,000

1,500,000		DP Cap Acquisition Corp. I	15,105,000

300,000		DTRT Health Acquisition Corp.	3,039,000

100,000		Edify Acquisition Corp.	993,000

225,000		EG Acquisition Corp.	2,218,500

745,522		Emerging Markets Horizon Corp.	7,466,403

26,400		Empowerment & Inclusion Capital I Corp.	261,096

125,000		Energem Corp.	1,266,250

1,250,000		Enphys Acquisition Corp.	12,225,000

1,200,000		Enterprise 4.0 Technology Acquisition Corp.	12,156,000

300,700		EQ Health Acquisition Corp.	2,975,427

140,000	EUR	ESG Core Investments, BV	1,367,911

175,000		ESGEN Acquisition Corp.	1,774,500

400,000		ESM Acquisition Corp.	3,948,000

100,000		European Biotech Acquisition Corp.	986,500

1,000,000		EVe Mobility Acquisition Corp.	9,995,000

1,250,000		Everest Consolidator Acquisition Corp.	12,493,750

500,000		Evergreen Corp.	5,035,000

1,000,000		ExcelFin Acquisition Corp.	10,035,000

40,000		FAST Acquisition Corp. II	395,600

206,711		Fifth Wall Acquisition Corp. III - Class A	2,019,567

244,983		Finnovate Acquisition Corp.	2,464,529

15,000		FinServ Acquisition Corp. II	148,050

50,000		FinTech Acquisition Corp. VI	496,500

150,000		Fintech Ecosystem Development Corp.	1,527,000

75,000		Fintech Evolution Acquisition Group	739,875

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

400,000	Flame Acquisition Corp.	$3,960,000

1,051,600	Focus Impact Acquisition Corp.	10,568,580

750,000	Forbion European Acquisition Corp.	7,601,250

20,000	Forest Road Acquisition Corp. II	196,600

100,000	Fortistar Sustainable Solutions Corp.	985,000

200,000	Fortress Value Acquisition Corp. IV	1,970,000

500,000	Forum Merger IV Corp.	4,922,500

700,000	Founder SPAC	7,077,000

170,000	Freedom Acquisition I Corp.	1,680,450

100,000	Frontier Acquisition Corp.	985,000

800,000	Frontier Investment Corp.	7,832,000

17,200	FTAC Emerald Acquisition Corp.	170,882

500,000	FTAC Hera Acquisition Corp.	4,925,000

100,000	FTAC Zeus Acquisition Corp.	999,000

425,000	Fusion Acquisition Corp. II	4,186,250

400,000	Future Health ESG Corp.	3,988,000

500,000	FutureTech II Acquisition Corp.	5,045,000

700,000	G&P Acquisition Corp.	6,986,000

200,000	Galata Acquisition Corp.	1,990,000

1,250,000	Games & Esports Experience Acquisition Corp.	12,575,000

500,000	Generation Asia I Acquisition	4,920,000

1,000,000	Genesis Growth Tech Acquisition Corp.	10,150,000

425,000	GigCapital5, Inc.	4,296,750

443,787	GigInternational1, Inc.	4,486,687

400,000	Gladstone Acquisition Corp.	4,074,000

250,000	Glenfarne Merger Corp.	2,450,000

50,000	Global Technology Acquisition Corp. I	505,250

1,000,000	GoGreen Investments Corp.	10,168,800

380,000	Golden Arrow Merger Corp.	3,739,200

40,000	Gores Holdings VII, Inc.	394,800

100,000	Green Visor Financial Technology Acquisition Corp. I	1,013,000

100,000	Group Nine Acquisition Corp.	988,500

1,000,000	GSR II Meteora Acquisition Corp.	10,185,000

533,506	GX Acquisition Corp. II	5,252,367

150,000	Hamilton Lane Alliance Holdings I, Inc.	1,482,750

500,000	Hawks Acquisition Corp.	4,920,000

1,250,000	Hcm Acquisition Corp.	12,537,500

1,000,000	Healthcare AI Acquisition Corp.	10,040,000

512,066	Healthwell Acquisition Corp. I	5,013,126

1,000,000	Heartland Media Acquisition Unit	10,010,000

13,540	Home Plate Acquisition Corp.	133,098

35,000	Hudson Executive Investment Corp. II	345,800

150,000	Hudson Executive Investment Corp. III	1,476,750

100,000	Hunt Companies Acquisition Corp. I	1,013,000

250,000	Ibere Pharmaceuticals	2,472,500

200,000	Iconic Sports Acquisition Corp.	2,022,000

100,000	Independence Holdings Corp.	987,000

750,000	Industrial Tech Acquisitions Unit	7,522,500

1,500,000	Infinite Acquisition Corp.	14,955,000

876,447	InFinT Acquisition Corp.	8,860,879

1,000,000	Inflection Point Acquisition Corp.	9,850,000

400,000	Innovative International Acquisition Corp.	4,032,000

700,000	Insight Acquisition Corp.	6,944,000

250,000	Integral Acquisition Corp.	2,506,250

NUMBER OF SHARES		VALUE

308,270	Integrated Wellness Acquisition Corp.	$3,118,151

1,500,000	Investcorp Europe Acquisition Corp. I	15,090,000

220,000	Itiquira Acquisition Corp.	2,189,000

500,000	IX Acquisition Corp.	4,945,000

50,000	Jack Creek Investment Corp.	494,000

750,000	Jackson Acquisition Company	7,432,500

400,000	Jatt Acquisition Corp.	3,994,000

100,000	Jaws Hurricane Acquisition Corp.	982,000

100,000	Jaws Juggernaut Acquisition Corp.	981,500

175,000	Jaws Mustang Acquisition Corp.	1,729,000

100,000	JOFF Fintech Acquisition Corp.	987,500

350,000	Juniper II Corp.	3,519,250

296,200	Kensington Capital Acquisition Corp. V	3,010,873

50,120	Kernel Group Holdings, Inc.	494,684

250,000	Kernel Group Holdings, Inc. - Class A	2,467,500

500,000	Keyarch Acquisition Corp.	4,985,000

20,000	Khosla Ventures Acquisition Company	195,800

400,000	Kimbell Tiger Acquisition Corp.	4,067,680

500,000	Kismet Acquisition Three Corp.	4,935,000

500,000	Kismet Acquisition Two Corp.	4,920,000

1,000,000	Knightswan Acquisition Corp.	10,010,000

100,000	L Catterton Asia Acquisition Corp.	987,000

1,500,000	LAMF Global Ventures Corp. I	15,000,000

18,259	Landcadia Holdings IV, Inc.	179,577

500,000	Latamgrowth Spac	5,015,000

25,000	LAVA Medtech Acquisition Corp.	252,250

5,000	LDH Growth Corp. I	49,150

825,000	Learn CW Investment Corp.	8,196,375

1,500,000	Legato Merger Corp. II	14,925,000

150,000	Levere Holdings Corp.	1,479,750

550,000	LF Capital Acquisition Corp. II	5,533,000

150,000	Liberty Resources Acquisition Corp.	1,516,500

200,000	Lionheart III Corp.	2,017,000

500,000	LIV Capital Acquisition Corp. II	5,035,000

20,888	Live Oak Crestview Climate Acquisition Corp.	204,389

100,000	Live Oak Mobility Acquisition Corp.	986,000

75,000	Longview Acquisition Corp. II	739,500

1,250,000	M3-Brigade Acquisition III Corp.	12,537,500

850,450	Macondray Capital Acquisition Corp. I	8,487,491

456,321	Marblegate Acquisition Corp.	4,544,957

400,000	Mason Industrial Technology, Inc.	3,928,000

862,277	McLaren Technology Acquisition Corp.	8,795,225

250,000	Mercato Partners Acquisition Corp.	2,516,250

500,000	Mercury Ecommerce Acquisition Corp.	4,990,000

225,000	Mission Advancement Corp.	2,220,750

100,000	Monument Circle Acquisition Corp.	989,000

1,250,000	Motive Capital Corp. II	12,512,500

1,350,700	Mountain & Company I Acquisition Corp.	13,763,633

50,000	Music Acquisition Corp.	494,000

400,000	Nabors Energy Transition Corp.	4,052,000

1,500,000	New Providence Acquisition Corp. II	15,045,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

5,000	New Vista Acquisition Corp.	$49,400

1,000,000	Newcourt Acquisition Corp.	10,165,000

800,000	NewHold Investment Corp. II	7,932,000

18,129	Northern Genesis Acquisition Corp. III	178,661

20,000	Northern Star Investment Corp. III	196,600

20,000	Northern Star Investment Corp. IV	196,600

500,000	Nubia Brand International Corp.	5,015,000

100,000	OceanTech Acquisitions I Corp.	1,030,000

500,000	OmniLit Acquisition Corp.	5,030,000

100,000	One Equity Partners Open Water I Corp.	985,000

1,500,000	Onyx Acquisition Company I	15,135,000

485,489	OPY Acquisition Corp. I	4,813,623

300,000	Orion Acquisition Corp.	2,970,000

375,000	Orion Biotech Opportunities Corp.	3,682,500

750,000	Osiris Acquisition Corp.	7,357,500

302,300	Oyster Enterprises Acquisition Corp.	2,989,747

1,250,000	Papaya Growth Opportunity Company Unit	12,556,250

250,000	Parabellum Acquisition Corp.	2,482,500

300,000	Patria Latin American Opportunity Acquisition Corp.	3,054,000

1,000,000	Pearl Holdings Acquisition Corp.	10,000,000

918,300	Pegasus Digital Mobility Acquisition Corp.	9,490,631

700,000	PepperLime Health Acquisition Corp.	7,346,500

384,490	Perception Capital Corp.	3,902,574

500,000	Peridot Acquisition Corp. II	4,925,000

25,000	Phoenix Biotech Acquisition Corp.	253,000

710,000	Pine Technology Acquisition Corp.	7,000,600

15,000	Pivotal Investment Corp. III	147,900

100,000	Plum Acquisition Corp. I	985,000

380,000	Pono Capital Corp.	3,858,900

432,281	Portage Fintech Acquisition Corp.	4,214,740

92,081	Post Holdings Partnering Corp.	901,473

100,000	Power & Digital Infrastructure Acquisition II Corp.	995,000

70,000	Primavera Capital Acquisition Corp.	690,900

250,000	Priveterra Acquisition Corp.	2,470,000

500,000	Project Energy Reimagined	4,910,000

1,500,000	PROOF Acquisition Corp. I	15,015,000

250,000	Property Solutions Acquisition Corp. II	2,465,000

500,000	PWP Forward Acquisition Corp. I	4,932,500

100,000	Pyrophyte Acquisition Corp.	1,016,500

1,373,044	RCF Acquisition Corp.	13,867,744

10,000	Revolution Healthcare Acquisition Corp.	98,450

2,000,000	Rigel Resource Acquisition Corp.	20,230,000

200,000	RMG Acquisition Corp. III	1,976,000

500,000	ROC Energy Acquisition Corp.	5,045,000

230,805	Rose Hill Acquisition Corp.	2,344,979

244,578	Rosecliff Acquisition Corp. I	2,412,762

400,000	Ross Acquisition Corp. II	3,948,000

250,000	Roth Ch Acquisition IV Company	2,517,500

500,000	Roth CH Acquisition V Company	4,980,000

450,000	RXR Acquisition Corp.	4,437,000

40,000	Sanaby Health Acquisition Corp. I	404,000

75,000	Sandbridge X2 Corp.	737,250

301,696	Schultze Special Purpose Acquisition Corp. II	3,022,994

100,000	Science Strategic Acquisition Corp. Alpha	985,000

NUMBER OF SHARES		VALUE

100,000	ScION Tech Growth II	$1,000,000

421,000	Sculptor Acquisition Corp. I	4,224,735

800,000	SDCL EDGE Acquisition Corp.	7,924,000

150,000	Seaport Calibre Materials Acquisition Corp.	1,513,500

150,000	Seaport Global Acquisition II Corp.	1,512,000

2,000,000	Semper Paratus Acquisition Corp.	20,230,000

600,530	Shelter Acquisition Corp. I	5,975,274

2,000,000	ShoulderUp Technology Acquisition Corp.	20,070,000

500,000	SHUAA Partners Acquisition Corp. I	5,060,000

36,903	Sierra Lake Acquisition Corp.	367,923

500,000	Signal Hill Acquisition Corp.	5,055,000

208,021	Silver Spike Acquisition Corp. II	2,051,087

507,400	SILVERspac, Inc.	4,959,835

50,000	Simon Property Group Acquisition Holdings, Inc.	493,000

1,000,000	Sizzle Acquisition Corp.	10,110,000

500,000	Skydeck Acquisition Corp.	4,885,000

30,000	Slam Corp.	296,550

50,000	Soar Technology Acquisition Corp.	510,500

300,000	Social Capital Suvretta Holdings Corp. I - Class A	2,988,000

300,000	Social Capital Suvretta Holdings Corp. II - Class A	2,925,000

300,000	Social Capital Suvretta Holdings Corp. IV - Class A	2,925,000

10,000	Social Leverage Acquisition Corp. I	98,600

400,000	Software Acquisition Group III, Inc.	4,048,000

300,000	Sound Point Acquisition Corp. I, Ltd.	3,054,000

1,000,000	Southport Acquisition Corp.	10,025,000

1,500,000	Spindletop Health Acquisition Corp.	15,150,000

1,250,000	spIntelligent Medicine Acquisition Corp.	12,612,500

100,000	SportsMap Tech Acquisition Corp.	1,005,000

500,000	Spree Acquisition Corp. 1, Ltd.	5,037,500

600,573	Springwater Special Situations Corp.	5,981,707

1,500,000	ST Energy Transition I, Ltd.	15,000,000

500,000	StoneBridge Acquisition Corp.	5,045,000

500,000	Stratim Cloud Acquisition Corp.	4,930,000

292,080	Summit Healthcare Acquisition Corp.	2,872,607

100,000	Supernova Partners Acquisition Company III, Ltd.	984,000

25,000	Sustainable Development Acquisition I Corp.	246,750

5,000	SVF Investment Corp. 2 - Class A	49,250

500,000	Swiftmerge Acquisition Corp.	4,955,000

250,000	Tailwind International Acquisition Corp.	2,467,500

100,000	Talon 1 Acquisition Corp.	1,016,500

1,000,000	Target Global Acquisition I Corp.	10,000,000

700,000	TB, SA Acquisition Corp.	6,881,000

200,000	TCW Special Purpose Acquisition Corp.	1,962,000

500,000	Tech and Energy Transition Corp.	4,922,500

25,000	Thrive Acquisition Corp.	253,750

100,000	Thunder Bridge Capital Partners III, Inc.	988,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

500,000	Thunder Bridge Capital Partners IV, Inc.	$4,870,000

20,000	Tishman Speyer Innovation Corp. II	198,500

300,000	TKB Critical Technologies 1	3,040,500

600,000	TLG Acquisition One Corp.	5,916,000

657,389	TLGY Acquisition Corp.	6,672,498

500,000	TortoiseEcofin Acquisition Corp. III	4,925,000

500,000	Trajectory Alpha Acquisition Corp.	4,955,000

25,000	Tribe Capital Growth Corp. I	245,750

1,485,784	Trine II Acquisition Corp.	14,909,842

900,000	Tristar Acquisition I Corp.	8,973,000

537,329	Twelve Seas Investment Company II	5,306,124

250,000	Twin Ridge Capital Acquisition Corp.	2,463,750

100,000	TZP Strategies Acquisition Corp.	989,000

700,559	UTA Acquisition Corp.	7,110,674

1,250,000	Vahanna Tech Edge Acquisition I Corp.	12,650,000

50,000	Valor Latitude Acquisition Corp.	490,500

200,000	Vector Acquisition Corp. II - Class A	1,968,000

210,000	Velocity Acquisition Corp.	2,073,750

1,500,000	VMG Consumer Acquisition Corp.	14,985,000

5,000	Warburg Pincus Capital Corp. I-A	50,000

20,000	Warburg Pincus Capital Corp. I-B	197,000

370,548	Warrior Technologies Acquisition Company	3,703,627

800,000	Waverley Capital Acquisition Corp. 1	7,828,000

800,000	World Quantum Growth Acquisition Corp.	8,000,000

579,015	Worldwide Webb Acquisition Corp.	5,778,570

800,000	Xpac Acquisition Corp.	7,832,000

100,000	Z-Work Acquisition Corp.	990,000

100,000	Zimmer Energy Transition Acquisition Corp.	987,500

		1,717,645,720

	Utilities (1.5%)

519,509	AES Corp.~	11,543,490

203,160	American Electric Power Company, Inc.~	20,023,450

188,625	CMS Energy Corp.~	12,964,196

157,928	Consolidated Edison, Inc.	15,677,513

57,867	Constellation Energy Corp.	3,825,009

186,673	Dominion Energy, Inc.~	15,303,453

257,954	Duke Energy Corp.~	28,356,883

123,987	Edison International	8,402,599

115,481	Entergy Corp.	13,295,327

173,601	Exelon Corp.	8,070,710

261,419	FirstEnergy Corp.~	10,744,321

426,295	NextEra Energy, Inc.	36,017,665

319,963	NiSource, Inc.	9,726,875

405,797	PNM Resources, Inc.	19,587,821

200,856	Public Service Enterprise Group, Inc.~	13,190,213

287,112	Southern Company	22,076,042

NUMBER OF SHARES			VALUE

229,809		Xcel Energy, Inc.	$16,817,423

			265,622,990

		TOTAL COMMON STOCKS (Cost $9,139,090,848)	10,626,127,079

EXCHANGE-TRADED FUND (3.6%)
		Other (3.6%)

1,554,942		SPDR S&P 500 ETF Trust^ (Cost $661,281,711)	640,620,554

INVESTMENT IN AFFILIATED FUND (1.9%)
		Other (1.9%)

35,117,150		Calamos Short-Term Bond Fund (Cost $350,000,000)	333,964,095

WARRANTS (0.0%) #
		Financials (0.0%)

166,666		Angel Pond Holdings Corp. 12/31/27, Strike $11.50	65,000

62,500		Aries I Acquisition Corp. 05/07/23, Strike $11.50	7,500

50,000		Fortistar Sustainable Solutions Corp. 12/31/27, Strike $11.50	4,500

			77,000

		Industrials (0.0%)

116,666		Terran Orbital Corp. 03/09/28, Strike $11.50	45,500

		Other (0.0%)

250,000		SpringBig Holdings, Inc.& 06/14/27, Strike $11.50	35,000

		Special Purpose Acquisition Companies (0.0%)

83,333		10X Capital Venture Acquisition Corp. 12/31/27, Strike $11.50	9,504

300,000		AMCI Acquisition Corp. II 12/31/28, Strike $11.50	89,775

255,698		Astrea Acquisition Corp. 01/13/26, Strike $11.50	21,402

80,000		Atlantic Coastal Acquisition Corp. 12/31/27, Strike $11.50	4,008

70,000		Cartesian Growth Corp. 12/31/27, Strike $11.50	41,650

41,666		Corner Growth Acquisition Corp. 2 03/01/23, Strike $11.50	4,169

25,000		COVA Acquisition Corp. 12/31/27, Strike $11.50	2,627

133,333		Crown PropTech Acquisitions 12/31/27, Strike $11.50	12,840

5,000	EUR	ESG Core Investments, BV 12/31/27, Strike 11.50	588

350,000		Founder SPAC 04/19/28, Strike $11.50	105,035

200,000		Future Health ESG Corp. 02/19/23, Strike $11.50	68,060

20,000		Grove Collaborative Hldgs, Inc. 03/13/26, Strike $11.50	7,174

200,000		Jatt Acquisition Corp. 06/15/23, Strike $11.50	49,980

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

750,000		Legato Merger Corp. 02/05/23, Strike $11.50	$262,500

166,666		Metals Acquisition Corp. 07/12/26, Strike $11.50	70,000

220,903		Mondee Holdings, Inc. 07/18/27, Strike $11.50	72,832

285,000		Pono Capital Corp. 12/16/22, Strike $11.50	19,594

200,000		Prenetics Global, Ltd. – Class A 05/17/27, Strike $8.91	60,000

35,000		Primavera Capital Acquisition Corp. 01/19/26, Strike $11.50	7,696

52,005		Silver Spike Acquisition Corp. II 02/26/26, Strike $11.50	3,120

200,000		Software Acquisition Group Inc. III 12/31/27, Strike $11.50	50,000

128,165		Tekkorp Digital Acquisition Corp. 10/26/27, Strike $11.50	14,098

100,000		Thunder Bridge Capital Partners IV, Inc. 03/12/23, Strike $11.50	22,325

266,666		Xpac Acquisition Corp. 05/13/27, Strike $11.50	41,466

			1,040,443

		TOTAL WARRANTS (Cost $1,728,741)	1,197,943

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTIONS (0.5%) #

		Communication Services (0.0%)

		Cyberagent, Inc.

70	JPY

718,704,000		Call, 02/17/23, Strike 95.44	$408,060

30	JPY

396,300,000,000		Call, 02/19/25, Strike 93.40	396,344

10	JPY

132,100,000,000		Call, 02/17/23, Strike 95.84	56,079

165	JPY	Koei Tecmo Holdings Co., Ltd.

7,639,500,000,000		Call, 12/20/24, Strike 97.97	1,428,971

50	JPY	Zenrin Company, Ltd.

463,698,124,500		Call, 03/31/23, Strike 96.21	133,297

			2,422,751

		Consumer Discretionary (0.0%)

		Edion Corp.

50	JPY

6,270,000,000		Call, 06/19/25, Strike 94.30	822,594

60	JPY

752,400,000,000		Call, 06/19/25, Strike 99.51	750,506

50	JPY

627,000,000,000		Call, 06/19/25, Strike 95.45	779,474

100	JPY	His Company, Ltd.

2,005,000,000,000		Call, 11/15/24, Strike 96.54	—

100	JPY	Kyoritsu Maintenance Company, Ltd.

5,100,000,000,000		Call, 01/29/26, Strike 94.89	2,073,358

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

		Takashimaya Company, Ltd.

100	JPY

14,325,468,480		Call, 12/06/23, Strike 97.28	$407,580

50	JPY

7,162,734,240		Call, 12/06/23, Strike 97.29	203,359

50	JPY

7,162,734,240		Call, 12/06/23, Strike 97.18	207,232

			5,244,103

		Consumer Staples (0.0%)

7,500		Beyond Meat, Inc.

23,992,500		Put, 01/19/24, Strike $10.00	2,021,250

		Ezaki Glico Company, Ltd.

100	JPY

38,961,926,850		Call, 01/30/24, Strike 97.57	200,913

50	JPY

19,480,963,425		Call, 01/30/24, Strike 96.89	128,736

50	JPY	Nippn Corp.

802,000,000,000		Call, 06/20/25, Strike 98.27	154,829

			2,505,728

		Health Care (0.0%)

100	JPY

2,005,000,000,000		Medipal Holdings Corp. Call, 10/07/22, Strike 98.52	126,201

		Ship Healthcare Holdings, Inc.

72	JPY

1,834,885,267,200		Call, 12/13/23, Strike 97.95	633,521

50	JPY

1,274,225,880,000		Call, 12/13/23, Strike 97.68	450,091

25	JPY

637,112,940,000		Call, 12/13/23, Strike 98.32	213,015

100	JPY

2,042,095,320,000		Toho Holdings Company, Ltd. Call, 06/23/23, Strike 98.43	91,953

			1,514,781

		Industrials (0.0%)

100	JPY	ANA Holdings, Inc.

24,894,677,070		Call, 09/19/24, Strike 96.53	25,216

100		Asashi Refining US, Inc.

319,000,000		Call, 03/16/26, Strike $88.78	795,000

160	JPY

1,760,000,000,000		Seino Holdings Company, Ltd. Call, 03/31/26, Strike 97.31	401,648

			1,221,864

		Information Technology (0.0%)

		Digital Garage, Inc.

150	JPY

58,119,212,850		Call, 09/14/23, Strike 94.68	752,109

50	JPY

19,373,070,950		Call, 09/14/23, Strike 94.80	246,185

			998,294

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

		Materials (0.0%)

45	JPY	Maeda Kosen Company, Ltd.

1,395,000,000,000		Call, 04/18/24, Strike 99.90 Nippon Steel Corp.	$231,463

100	JPY

1,970,000,000,000		Call, 10/04/24, Strike 98.59	355,392

100	JPY

1,970,000,000,000		Call, 10/05/26, Strike 97.61	602,487

50	JPY

985,000,000,000		Call, 10/05/26, Strike 96.93	334,632

			1,523,974

		Other (0.5%)

		S&P 500 Index

7,000

2,891,203,000		Put, 08/31/22, Strike $3,600.00	5,355,000

7,000

2,891,203,000		Put, 12/30/22, Strike $3,600.00	55,265,000

5,000

2,065,145,000		Put, 08/31/22, Strike $3,800.00	9,725,000

1,000

413,029,000		Call, 09/30/22, Strike $4,300.00	6,190,000

			76,535,000

		TOTAL PURCHASED OPTIONS (Cost $219,255,653)	91,966,495

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.3%)

227,059,782		JPMorgan Prime Money Market Fund – Capital Class, 0.400%***†	227,059,782

350,750,024		State Street Navigator Securities Lending Government Money Market Portfolio, 2.001%†	350,750,024

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $577,809,806)	577,809,806

TOTAL INVESTMENTS (102.8%) (Cost $17,337,224,472)			18,149,974,875

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.3%)			(577,809,806)

OTHER ASSETS, LESS LIABILITIES (0.5%)			94,611,032

NET ASSETS (100.0%)			$17,666,776,101

NUMBER OF SHARES			VALUE
COMMON STOCKS SOLD SHORT (-14.8%) #

		Communication Services (-1.6%)

(48,800)		Bandwidth, Inc. – Class A	$(811,544)

(470,848)		Bilibili, Inc.	(11,507,525)

(814,500)	EUR	Cellnex Telecom, SA*	(36,286,909)

(636,000)	JPY	CyberAgent, Inc.	(6,300,382)

(150,600)		Eventbrite, Inc. – Class A	(1,409,616)

(69,800)		JOYY, Inc.	(1,807,122)

(153,100)	JPY	Koei Tecmo Holdings Company, Ltd.	(5,315,733)

(10,484,169)	EUR	Koninklijke KPN, NV	(34,514,116)

(260,300)		Lyft, Inc. – Class A	(3,607,758)

(283,347)		Match Group, Inc.	(20,772,169)

(64,600)		Radius Global Infrastructure, Inc.	(987,088)

(238,738)		Sea, Ltd.	(18,220,484)

(975,767)		Snap, Inc. – Class A	(9,640,578)

(259,300)		T-Mobile USA, Inc.	(37,095,458)

(143,492)		TechTarget, Inc.	(9,354,243)

(39,170)		TripAdvisor, Inc.	(744,622)

(431,000)		Twitter, Inc.	(17,933,910)

(770,200)		World Wrestling Entertainment, Inc. – Class A	(53,382,562)

(497,000)		Zillow Group, Inc. – Class C	(17,335,360)

			(287,027,179)

		Consumer Discretionary (-2.4%)

(51,800)		2U, Inc.	(507,122)

(91,500)		Airbnb, Inc. – Class A	(10,154,670)

(532,500)		American Eagle Outfitters, Inc.	(6,411,300)

(981,400)	HKD	ANTA Sports Products, Ltd.	(10,795,538)

(321,250)		Aptiv, PLC	(33,695,913)

(436,231)		Carnival Corp.	(3,952,253)

(13,500)		Cheesecake Factory, Inc.	(394,605)

(41,898)		Chegg, Inc.	(892,427)

(300,000)		Chewy, Inc. – Class A	(11,643,000)

(13,823)		Cracker Barrel Old Country Store, Inc.	(1,314,153)

(86,278)	EUR	Delivery Hero, SE*	(4,136,543)

(697,808)		Dick’s Sporting Goods, Inc.	(65,307,851)

(117,300)		DraftKings, Inc. – Class A	(1,610,529)

(878,100)	JPY	EDION Corp.	(8,257,498)

(389,959)		Etsy, Inc.	(40,446,547)

(700,000)		Farfetch, Ltd. – Class A	(5,558,000)

(13,900)		Fiverr International, Ltd.	(445,912)

(20,000)		Ford Motor Company~	(293,800)

(279,080)		Guess?, Inc.	(5,277,403)

(119,100)	JPY	Kyoritsu Maintenance Company, Ltd.	(4,555,006)

(274,900)		Li Auto, Inc.	(9,027,716)

(272,901)		Luminar Technologies, Inc. – Class A	(1,844,811)

(25,000)		Marriott Vacations Worldwide Corp.	(3,423,000)

(61,000)	HKD	Meituan – Class B*	(1,369,992)

(26,004)		MercadoLibre, Inc.	(21,159,715)

(175,000)		National Vision Holdings, Inc.	(5,099,500)

(47,128)		NIO, Inc.	(929,835)

(622,200)		Norwegian Cruise Line Holdings, Ltd.	(7,559,730)

(182,886)	GBP	Ocado Group, PLC	(1,869,499)

(105,550)		Pinduoduo, Inc.	(5,173,005)

(63,800)		Royal Caribbean Cruises, Ltd.^	(2,469,698)

(21,000)		Shake Shack, Inc. – Class A	(1,080,660)

(140,355)		Stride, Inc.	(6,271,061)

(133,300)	JPY	Takashimaya Company, Ltd.	(1,423,466)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

(138,786)		Tesla, Inc.	$(123,720,780)

(7,800)		Vail Resorts, Inc.	(1,849,614)

(251,802)		Wayfair, Inc. – Class A	(13,574,646)

(138,300)		Winnebago Industries, Inc.	(8,349,171)

			(431,845,969)

		Consumer Staples (0.0%)

(173,100)		Beauty Health Company	(2,305,692)

(55,100)		Herbalife Nutrition, Ltd.	(1,344,991)

(47,000)	JPY	Nippn Corp.	(565,339)

(69,400)	JPY	Yaoko Company, Ltd.	(3,367,214)

			(7,583,236)

		Energy (-0.9%)

(669,806)		Pioneer Natural Resources Company	(158,710,532)

		Financials (-0.1%)

(30,500)		Coinbase Global, Inc. – Class A	(1,920,280)

(34,000)		Hope Bancorp, Inc.	(511,360)

(136,800)		PRA Group, Inc.	(5,450,112)

(107,000)		SoFi Technologies, Inc.	(675,170)

(73,500)		Voya Financial, Inc.	(4,421,760)

			(12,978,682)

		Health Care (-1.2%)

(662,149)		Allscripts Healthcare Solutions, Inc.	(10,475,197)

(114,300)		Alphatec Holdings, Inc.	(861,822)

(30,400)		Ascendis Pharma, A/S	(2,600,112)

(125,066)		Bridgebio Pharma, Inc.	(1,083,072)

(87,790)		Coherus Biosciences, Inc.	(743,581)

(64,000)		Collegium Pharmaceutical, Inc.	(1,100,160)

(56,019)		CONMED Corp.	(5,469,135)

(5,864)		CryoPort, Inc.	(218,141)

(353,212)		Dexcom, Inc.	(28,991,641)

(433,000)		Envista Holdings Corp.	(17,601,450)

(97,500)		Evolent Health, Inc. – Class A	(3,314,025)

(187,500)		Global Blood Therapeutics, Inc.	(6,135,000)

(513,125)		Halozyme Therapeutics, Inc.	(25,091,812)

(951,100)		Innoviva, Inc.	(13,638,774)

(160,531)		Insmed, Inc.	(3,550,946)

(34,000)		Insulet Corp.	(8,425,200)

(1,005,487)		Ironwood Pharmaceuticals, Inc. – Class A	(11,512,826)

(111,600)		Jazz Pharmaceuticals, PLC	(17,416,296)

(25,000)	JPY	Medipal Holdings Corp.	(375,890)

(11,000)		Mesa Laboratories, Inc.	(2,345,750)

(31,233)		NeoGenomics, Inc.	(316,078)

(64,521)		Neurocrine Biosciences, Inc.	(6,073,362)

(36,400)		Novocure, Ltd.	(2,474,836)

(100,000)		Omnicell, Inc.	(11,012,000)

(99,300)		Pacira BioSciences, Inc.	(5,616,408)

(49,000)		Revance Therapeutics, Inc.	(760,480)

(189,500)		Sarepta Therapeutics, Inc.	(17,614,025)

(227,000)	JPY	Ship Healthcare Holdings, Inc.	(4,317,000)

(36,000)		Supernus Pharmaceuticals, Inc.	(1,143,000)

(20,283)		Teladoc Health, Inc.	(747,429)

			(211,025,448)

		Industrials (-0.9%)

(490,000)	CAD	Air Canada	(6,654,250)

(752,400)		American Airlines Group, Inc.	(10,315,404)

(242,700)		Chart Industries, Inc.	(47,348,343)

(513,000)		Clarivate, PLC	(7,433,370)

NUMBER OF SHARES			VALUE

(109,003)		FTI Consulting, Inc.	$(17,828,531)

(74,380)		Greenbrier Companies, Inc.	(2,366,772)

(54,800)		John Bean Technologies Corp.	(6,154,588)

(66,500)		Middleby Corp.	(9,621,885)

(19,000)		RBC Bearings, Inc.	(4,484,000)

(77,000)	JPY	Seino Holdings Company, Ltd.	(635,170)

(584,100)		Southwest Airlines Company~	(22,265,892)

(48,992)		Stanley Black & Decker, Inc.	(4,768,391)

(71,600)		Stem, Inc.	(811,228)

(175,305)		Upwork, Inc.	(3,253,661)

(715,000)		Virgin Galactic Holdings, Inc.	(5,319,600)

			(149,261,085)

		Information Technology (-6.7%)

(221,345)		3D Systems Corp.	(2,532,187)

(19,000)		Affirm Holdings, Inc.	(509,960)

(841,900)		Akamai Technologies, Inc.	(81,007,618)

(94,250)		Altair Engineering, Inc. – Class A	(5,552,268)

(18,835)		Alteryx, Inc. – Class A	(912,179)

(50,836)		Avalara, Inc.	(4,444,083)

(109,700)		Bentley Systems, Inc. – Class B	(4,344,120)

(26,300)		BigCommerce Holdings, Inc.	(411,595)

(178,259)		Bill.com Holdings, Inc.	(24,079,226)

(337,841)		Blackline, Inc.	(21,358,308)

(690,000)		Box, Inc. – Class A	(19,623,600)

(26,586)		Broadcom, Inc.	(14,236,271)

(22,900)		Ceridian HCM Holding, Inc.	(1,254,233)

(93,594)		Cloudflare, Inc. – Class A	(4,709,650)

(141,800)		Confluent, Inc.	(3,608,810)

(70,060)		Coupa Software, Inc.	(4,583,325)

(63,300)		CyberArk Software, Ltd.	(8,237,229)

(178,600)		Datadog, Inc. – Class A	(18,218,986)

(72,000)	JPY	Digital Garage, Inc.	(2,076,041)

(72,050)		DigitalOcean Holdings, Inc.	(2,952,609)

(702,200)		Dropbox, Inc. – Class A	(15,968,028)

(61,734)		Enphase Energy, Inc.	(17,543,568)

(92,400)		Envestnet, Inc.	(5,384,148)

(39,400)		Five9, Inc.	(4,259,928)

(69,833)		Guidewire Software, Inc.	(5,427,421)

(25,000)		i3 Verticals, Inc. – Class A	(678,250)

(296,100)		II-VI, Inc.	(15,586,704)

(30,500)		Impinj, Inc.	(2,593,110)

(788,000)		Infinera Corp.	(5,161,400)

(146,400)		Insight Enterprises, Inc.	(13,675,224)

(70,973)		InterDigital, Inc.	(4,357,032)

(47,916)		Itron, Inc.	(2,798,294)

(82,800)		j2 Global, Inc.	(6,780,492)

(145,000)		Jamf Holding Corp.	(3,543,800)

(13,062,000)	HKD	Lenovo Group, Ltd.	(12,629,534)

(123,400)		LivePerson, Inc.	(1,683,176)

(655,439)		Lumentum Holdings, Inc.	(59,291,012)

(413,700)		Mandiant, Inc.	(9,424,086)

(22,949)		MicroStrategy, Inc.- Class A	(6,564,791)

(231,329)		MongoDB, Inc. – Class A	(72,283,373)

(8,500)		New Relic, Inc.	(515,695)

(237,100)		Nice, Ltd.	(50,744,142)

(113,350)		Nova, Ltd.	(11,941,423)

(69,087)		Nutanix, Inc. – Class A	(1,045,286)

(148,162)		Okta, Inc.	(14,586,549)

(466,000)		ON Semiconductor Corp.	(31,119,480)

(525,241)		Palo Alto Networks, Inc.	(262,147,783)

(78,900)		PAR Technology Corp.	(3,283,818)

(51,300)		Pegasystems, Inc.	(2,059,695)

(12,500)		Perficient, Inc.	(1,319,000)

(116,500)		Progress Software Corp.	(5,470,840)

(41,500)		PROS Holdings, Inc.	(1,011,355)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

(52,130)		Q2 Holdings, Inc.	$(2,288,507)

(204,900)		Rapid7, Inc.	(13,107,453)

(75,600)		Repay Holdings Corp.	(1,013,040)

(30,711)		RingCentral, Inc. – Class A	(1,519,887)

(541,000)		Sailpoint Technologies Holdings, Inc.	(34,499,570)

(146,300)		Shift4 Payments, Inc. – Class A	(5,329,709)

(197,950)		Silicon Laboratories, Inc.	(29,193,666)

(196,400)		SMART Global Holdings, Inc.	(3,853,368)

(213,298)		Splunk, Inc.	(22,163,795)

(417,600)		Square, Inc. – Class A	(31,762,656)

(473,975)		Teradyne, Inc.	(47,819,338)

(6,600)		Tyler Technologies, Inc.	(2,633,400)

(78,300)		Verint Systems, Inc.	(3,575,961)

(116,000)		Vishay Intertechnology, Inc.	(2,396,560)

(251,500)		Wolfspeed, Inc.	(20,949,950)

(223,912)		Workday, Inc. – Class A	(34,728,751)

(164,700)		Workiva, Inc. – Class A	(10,787,850)

(323,050)		Zendesk, Inc.	(24,364,431)

(111,000)		Zscaler, Inc.	(17,211,660)

			(1,184,730,287)

		Materials (-0.3%)

(552,021)		Allegheny Technologies, Inc.	(13,739,803)

(234,100)	JPY	Asahi Holdings, Inc.	(3,558,460)

(45,000)		Lithium Americas Corp.	(1,143,450)

(51,200)	JPY	Maeda Kosen Company, Ltd.	(1,190,251)

(306,500)	JPY	Nippon Steel Corp.	(4,527,972)

(83,961)	CHF	Sika, AG	(20,631,904)

			(44,791,840)

		Real Estate (0.0%)

(327,302)		Opendoor Technologies, Inc.	(1,607,053)

(113,400)		Realogy Holdings Corp.	(1,126,062)

(46,300)		Redfin Corp.	(402,810)

			(3,135,925)

		Utilities (-0.7%)

(168,003)		American Electric Power Company, Inc.~	(16,558,376)

(99,322)		DTE Energy Company	(12,941,656)

(55,300)		NextEra Energy Partners, LP	(4,575,522)

(629,300)		NextEra Energy, Inc.	(53,169,557)

(950,000)		PG&E Corp.	(10,317,000)

(292,720)		Southern Company	(22,507,241)

(179,300)		Sunnova Energy International, Inc.	(4,665,386)

			(124,734,738)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $2,688,096,141)	(2,615,824,921)

TOTAL SECURITIES SOLD SHORT (Proceeds $2,688,096,141)			(2,615,824,921)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-3.0%) #

	Consumer Discretionary (0.0%)

	Carnival Corp.

6,000

5,436,000	Call, 01/20/23, Strike $10.00	$(960,000)

4,000

3,624,000	Call, 01/20/23, Strike $12.50	(352,000)

5,500	Ford Motor Company

8,079,500	Call, 01/19/24, Strike $20.00	(712,250)

		(2,024,250)

	Consumer Staples (0.0%)

1,500	Beyond Meat, Inc.

4,798,500	Call, 01/19/24, Strike $70.00	(389,250)

	Other (-3.0%)

	S&P 500 Index

10,000

4,130,290,000	Call, 12/30/22, Strike $3,900.00	(394,400,000)

2,500

1,032,572,500	Call, 08/31/22, Strike $3,800.00	(87,200,000)

1,000

413,029,000	Call, 09/30/22, Strike $4,100.00	(15,725,000)

1,000

413,029,000	Call, 09/30/22, Strike $4,000.00	(22,420,000)

		(519,745,000)

	TOTAL WRITTEN OPTIONS (Premium $337,000,532)	(522,158,500)

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank of New YorkYork	British Pound Sterling	10/27/22	13,154,000	$16,051,746	$(283,809)
State Street Bank and Trust	Japanese Yen	10/27/22	3,036,670,000	22,931,980	(734,381)
Bank of New YorkYork	Swiss Franc	10/27/22	23,181,000	24,513,528	(420,060)
State Street Bank and Trust	European Monetary Unit	10/27/22	115,489,000	118,760,329	(369,714)

					$(1,807,964)

NOTES TO SCHEDULE OF INVESTMENTS

~

Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $3,691,750,160.

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2022.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2022.
&	Illiquid security.

FOREIGN CURRENCY ABBREVIATION

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. For purchased options denominated in JPY, the strike price shown is a percentage of the par value of the underlying.

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BOND (1.4%)
	Consumer Discretionary (1.4%)

616,000	Tesla, Inc. 2.000%, 05/15/24 (Cost $6,587,300)	$8,850,934

NUMBER OF SHARES		VALUE
COMMON STOCKS (95.8%)
	Communication Services (8.0%)

12,194	Activision Blizzard, Inc.	974,910

95,760	Alphabet, Inc. - Class A#	11,138,803

107,380	Alphabet, Inc. - Class C#~	12,524,803

119,485	AT&T, Inc.	2,243,928

2,554	Charter Communications, Inc. - Class A#~	1,103,584

82,886	Comcast Corp. - Class A	3,109,883

15,330	Fox Corp. - Class A	507,576

52,673	Meta Platforms, Inc. - Class A#	8,380,274

8,747	Netflix, Inc.#~	1,967,200

14,681	Twitter, Inc.#	610,877

79,111	Verizon Communications, Inc.~	3,654,137

38,434	Walt Disney Company#~	4,077,848

28,906	Warner Bros Discovery, Inc.#	433,590

		50,727,413

	Consumer Discretionary (10.0%)

169,376	Amazon.com, Inc.#~	22,857,291

12,074	Aptiv, PLC#	1,266,442

682	Booking Holdings, Inc.#~	1,320,141

819	Chipotle Mexican Grill, Inc.#	1,281,096

5,303	Darden Restaurants, Inc.	660,171

4,791	Dollar General Corp.	1,190,228

16,476	DR Horton, Inc.	1,285,622

14,374	eBay, Inc.	699,008

5,287	Expedia Group, Inc.#	560,686

53,046	Ford Motor Company	779,246

19,162	General Motors Company#	694,814

20,167	Home Depot, Inc.~	6,069,057

16,466	Lowe’s Companies, Inc.	3,153,733

14,412	McDonald’s Corp.~	3,795,689

18,409	MGM Resorts International	602,527

4,513	Mohawk Industries, Inc.#	579,830

29,950	NIKE, Inc. - Class B~	3,441,854

2,168	O’Reilly Automotive, Inc.#	1,525,383

4,399	PVH Corp.	272,386

9,140	Ross Stores, Inc.	742,716

13,011	Royal Caribbean Cruises, Ltd.#^	503,656

22,153	Starbucks Corp.~	1,878,131

10,210	Target Corp.	1,668,110

3,452	Tesla, Inc.#	3,077,285

25,539	TJX Companies, Inc.~	1,561,965

2,810	Ulta Beauty, Inc.#	1,092,837

20,021	VF Corp.	894,538

		63,454,442

	Consumer Staples (6.2%)

35,208	Altria Group, Inc.~	1,544,223

15,521	Archer-Daniels-Midland Company	1,284,673

9,956	Church & Dwight Company, Inc.	875,829

64,380	Coca-Cola Company~	4,131,265

NUMBER OF SHARES		VALUE

14,996	Colgate-Palmolive Company	$1,180,785

7,075	Constellation Brands, Inc. - Class A	1,742,643

6,121	Costco Wholesale Corp.~	3,313,297

16,376	General Mills, Inc.	1,224,761

12,424	Kellogg Company	918,382

9,260	Kimberly-Clark Corp.	1,220,376

21,397	Kraft Heinz Company	788,052

21,553	Kroger Company	1,000,921

43,254	Mondelez International, Inc. - Class A~	2,769,986

9,352	Monster Beverage Corp.#	931,646

19,746	PepsiCo, Inc.~	3,454,760

36,146	Philip Morris International, Inc.~	3,511,584

35,498	Procter & Gamble Company~	4,931,027

15,199	Walgreens Boots Alliance, Inc.	602,184

30,451	Walmart, Inc.~	4,021,055

		39,447,449

	Energy (4.5%)

39,868	Chevron Corp.~	6,529,581

27,052	ConocoPhillips~	2,635,676

7,628	EOG Resources, Inc.	848,386

46,403	Exxon Mobil Corp.	4,497,843

17,560	Hess Corp.	1,974,973

51,321	Kinder Morgan, Inc.	923,265

31,219	Marathon Petroleum Corp.	2,861,534

15,241	Occidental Petroleum Corp.	1,002,096

10,288	ONEOK, Inc.	614,605

7,206	Phillips 66	641,334

10,230	Pioneer Natural Resources Company	2,423,998

21,710	Schlumberger, NV	803,921

16,130	Sysco Corp.	1,369,437

7,171	Valero Energy Corp.	794,332

25,902	Williams Companies, Inc.	882,999

		28,803,980

	Financials (10.5%)

10,639	Aflac, Inc.	609,615

8,171	Allstate Corp.	955,762

18,264	American Express Company~	2,813,021

36,370	American International Group, Inc.~	1,882,875

5,003	Ameriprise Financial, Inc.	1,350,410

9,110	Arthur J Gallagher & Company	1,630,599

7,514	Assurant, Inc.~	1,320,811

202,032	Bank of America Corp.~	6,830,702

18,542	Bank of New York Mellon Corp.	805,835

27,539	Berkshire Hathaway, Inc. - Class B#	8,278,223

1,923	BlackRock, Inc.	1,286,833

9,553	Capital One Financial Corp.	1,049,206

8,465	Cboe Global Markets, Inc.~	1,044,412

35,515	Charles Schwab Corp.	2,452,311

11,313	Chubb, Ltd.	2,134,084

35,239	Citigroup, Inc.~	1,828,904

4,002	CME Group, Inc.	798,319

10,865	Discover Financial Services	1,097,365

8,564	First Republic Bank	1,393,448

10,793	Goldman Sachs Group, Inc.~	3,598,278

48,871	JPMorgan Chase & Company~	5,637,759

4,972	M&T Bank Corp.	882,281

14,132	Marsh & McLennan Companies, Inc.~	2,317,083

See accompanying Notes to Schedule of Investments

1

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

15,410	MetLife, Inc.	$974,682

25,046	Morgan Stanley	2,111,378

7,968	Northern Trust Corp.	795,047

5,967	Prudential Financial, Inc.	596,640

5,176	S&P Global, Inc.~	1,950,990

7,022	State Street Corp.	498,843

6,649	Travelers Companies, Inc.	1,055,196

12,630	Truist Financial Corp.	637,436

18,394	US Bancorp~	868,197

94,557	Wells Fargo & Company~	4,148,216

23,881	Zions Bancorp NA	1,302,709

		66,937,470

	Health Care (13.8%)

26,402	Abbott Laboratories~	2,873,594

32,795	AbbVie, Inc.~	4,706,410

16,926	Agilent Technologies, Inc.~	2,269,777

2,854	Align Technology, Inc.#	801,888

7,426	Amgen, Inc.~	1,837,712

18,536	Baxter International, Inc.~	1,087,322

6,200	Becton Dickinson and Company	1,514,722

3,862	Biogen, Inc.#	830,562

54,688	Boston Scientific Corp.#	2,244,942

52,182	Bristol-Myers Squibb Company~	3,849,988

12,062	Centene Corp.#	1,121,404

5,122	Cigna Corp.	1,410,394

22,658	CVS Health Corp.~	2,167,917

14,796	Danaher Corp.~	4,312,590

17,257	Edwards Lifesciences Corp.#~	1,735,019

17,525	Eli Lilly & Company~	5,777,817

24,137	Gilead Sciences, Inc.~	1,442,186

5,054	HCA Healthcare, Inc.	1,073,571

3,264	Humana, Inc.~	1,573,248

2,781	Illumina, Inc.#	602,587

8,648	Intuitive Surgical, Inc.#~	1,990,510

41,753	Johnson & Johnson	7,286,734

4,622	Laboratory Corp. of America Holdings	1,211,842

4,653	McKesson Corp.	1,589,372

44,892	Merck & Company, Inc.~	4,010,651

5,692	Moderna, Inc.#	934,000

4,765	Organon & Company	151,146

101,228	Pfizer, Inc.~	5,113,026

5,774	Quest Diagnostics, Inc.	788,555

1,230	Regeneron Pharmaceuticals, Inc.#	715,479

8,838	Thermo Fisher Scientific, Inc.~	5,288,748

21,339	UnitedHealth Group, Inc.	11,572,993

7,245	Vertex Pharmaceuticals, Inc.#~	2,031,570

4,486	Zimmer Biomet Holdings, Inc.	495,210

6,101	Zoetis, Inc.	1,113,738

		87,527,224

	Industrials (8.0%)

10,255	3M Company~	1,468,926

5,377	Allegion, PLC	568,349

9,667	Boeing Company#~	1,540,050

28,029	Carrier Global Corp.	1,136,015

14,277	Caterpillar, Inc.~	2,830,415

75,798	CSX Corp.~	2,450,549

5,153	Deere & Company~	1,768,407

17,724	Delta Air Lines, Inc.#~	563,623

7,072	Eaton Corp., PLC	1,049,414

20,229	Emerson Electric Company~	1,822,026

3,850	FedEx Corp.	897,397

NUMBER OF SHARES		VALUE

10,986	Fortune Brands Home & Security, Inc.	$765,505

4,473	General Dynamics Corp.	1,013,895

19,063	General Electric Company	1,408,946

17,134	Honeywell International, Inc.~	3,297,610

6,373	Illinois Tool Works, Inc.	1,324,055

16,442	Johnson Controls International, PLC	886,388

7,121	L3Harris Technologies, Inc.	1,708,826

3,590	Lockheed Martin Corp.~	1,485,578

15,042	Masco Corp.	833,026

4,088	Norfolk Southern Corp.	1,026,783

3,676	Northrop Grumman Corp.~	1,760,436

6,732	Otis Worldwide Corp.	526,241

10,521	PACCAR, Inc.	962,882

12,753	Pentair, PLC	623,494

36,559	Raytheon Technologies Corp.~	3,407,664

32,311	Southwest Airlines Company#	1,231,695

7,388	Stanley Black & Decker, Inc.	719,074

4,508	Stryker Corp.	968,093

976	Teledyne Technologies, Inc.#	382,006

18,912	Union Pacific Corp.~	4,298,698

12,062	United Parcel Service, Inc. - Class B~	2,350,763

6,053	Verisk Analytics, Inc. - Class A	1,151,583

11,585	Waste Management, Inc.~	1,906,428

8,323	Xylem Inc/NY~	765,966

		50,900,806

	Information Technology (26.8%)

10,126	Accenture, PLC - Class A	3,101,189

8,659	Adobe, Inc.#~	3,551,229

49,910	Advanced Micro Devices, Inc.#~	4,714,998

15,725	Amphenol Corp. - Class A	1,212,869

271,733	Apple, Inc.~	44,159,330

32,133	Applied Materials, Inc.~	3,405,455

4,377	Autodesk, Inc.#	946,833

10,244	Automatic Data Processing, Inc.~	2,470,033

8,086	Broadcom, Inc.~	4,329,891

96,224	Cisco Systems, Inc.~	4,365,683

6,737	Citrix Systems, Inc.	683,199

12,277	Cognizant Technology Solutions Corp. - Class A	834,345

1,854	Enphase Energy, Inc.#	526,870

17,349	Fidelity National Information Services, Inc.	1,772,374

12,142	Fiserv, Inc.#~	1,283,167

4,524	Gartner, Inc.#	1,201,031

6,726	Global Payments, Inc.	822,724

25,241	HP, Inc.	842,797

74,864	Intel Corp.~	2,718,312

12,347	International Business Machines Corp.	1,614,864

4,736	Intuit, Inc.~	2,160,421

4,589	Jack Henry & Associates, Inc.	953,457

2,299	Lam Research Corp.~	1,150,672

13,540	Mastercard, Inc. - Class A~	4,790,317

29,916	Micron Technology, Inc.~	1,850,604

143,093	Microsoft Corp.~	40,171,929

6,799	NetApp, Inc.	484,973

52,410	NVIDIA Corp.~	9,519,228

25,955	Oracle Corp.~	2,020,337

9,630	Paychex, Inc.	1,235,336

3,455	Paycom Software, Inc.#	1,141,843

26,363	PayPal Holdings, Inc.#	2,281,190

21,620	QUALCOMM, Inc.~	3,136,197

See accompanying Notes to Schedule of Investments

2

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

20,462	salesforce, Inc.#~	$3,765,417

6,564	TE Connectivity, Ltd.	877,804

12,038	Texas Instruments, Inc.~	2,153,478

36,486	Visa, Inc. - Class A~	7,739,045

6,666	Western Digital Corp.#	327,301

		170,316,742

	Materials (2.9%)

5,942	Air Products and Chemicals, Inc.~	1,474,983

4,856	Avery Dennison Corp.	924,874

13,812	Ball Corp.	1,014,077

16,937	Corteva, Inc.	974,724

16,934	Dow, Inc.	901,058

15,222	DuPont de Nemours, Inc.	932,043

25,600	Eaton Corp., PLC	2,368,512

47,739	Freeport-McMoRan, Inc.	1,506,165

1,225	International Flavors & Fragrances, Inc.	151,961

13,278	Linde, PLC	4,009,956

15,423	Newmont Corp.	698,353

7,526	PPG Industries, Inc.	973,037

2,945	ServiceNow, Inc.#	1,315,414

4,607	Sherwin-Williams Company	1,114,618

		18,359,775

	Real Estate (2.4%)

5,176	Alexandria Real Estate Equities, Inc.	858,077

6,504	American Tower Corp.	1,761,478

4,758	AvalonBay Communities, Inc.	1,017,927

6,457	Crown Castle International Corp.	1,166,522

5,148	Digital Realty Trust, Inc.	681,853

1,191	Equinix, Inc.	838,154

4,607	Federal Realty Investment Trust	486,545

6,192	Mid-America Apartment Communities, Inc.	1,150,040

8,920	Prologis, Inc.	1,182,435

3,408	Public Storage	1,112,405

11,845	Realty Income Corp.	876,412

9,657	Regency Centers Corp.	622,200

7,152	Simon Property Group, Inc.	776,993

14,994	UDR, Inc.	725,710

12,128	Welltower, Inc.	1,047,132

22,574	Weyerhaeuser Company	819,888

		15,123,771

	Utilities (2.7%)

36,942	AES Corp.	820,851

14,464	American Electric Power Company, Inc.~	1,425,572

13,456	CMS Energy Corp.	924,831

11,266	Consolidated Edison, Inc.	1,118,376

3,789	Constellation Energy Corp.	250,453

13,321	Dominion Energy, Inc.	1,092,056

18,420	Duke Energy Corp.~	2,024,911

8,152	Edison International	552,461

8,247	Entergy Corp.	949,477

11,365	Exelon Corp.	528,359

18,659	FirstEnergy Corp.	766,885

29,630	NextEra Energy, Inc.~	2,503,439

22,798	NiSource, Inc.	693,059

14,326	Public Service Enterprise Group, Inc.	940,788

20,453	Southern Company	1,572,631

NUMBER OF SHARES		VALUE

16,418	Xcel Energy, Inc.	$1,201,469

		17,365,618

	TOTAL COMMON STOCKS (Cost $504,470,589)	608,964,690

EXCHANGE-TRADED FUND (4.8%)
	Other (4.8%)

73,216	SPDR S&P 500 ETF Trust^ (Cost $29,682,600)	30,164,260

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.9%) #
	Other (0.9%)

	S&P 500 Index

500

206,514,500	Put, 12/30/22, Strike $3,600.00	3,947,500

350

144,560,150	Put, 08/31/22, Strike $3,600.00	267,750

300

123,908,700	Put, 08/31/22, Strike $3,800.00	583,500

125

51,628,625	Call, 09/30/22, Strike $4,300.00	773,750

50

20,651,450	Call, 08/31/22, Strike $4,300.00	132,500

50

20,651,450	Call, 09/30/22, Strike $4,500.00	87,750

	TOTAL PURCHASED OPTIONS (Cost $13,187,177)	5,792,750

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.8%)

30,478,412	State Street Navigator Securities Lending Government Money Market Portfolio, 2.001%† (Cost $30,478,412)	30,478,412

TOTAL INVESTMENTS (107.7%) (Cost $584,406,078)		684,251,046

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.8%)		(30,478,412)

LIABILITIES, LESS OTHER ASSETS (-2.9%)		(18,284,240)

NET ASSETS (100.0%)		$635,488,394

See accompanying Notes to Schedule of Investments

3

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-4.8%) #
	Other (-4.8%)

	S&P 500 Index

350

144,560,150	Call, 12/30/22, Strike $3,900.00	$(13,804,000)

300

123,908,700	Call, 12/30/22, Strike $4,000.00	(9,730,500)

150

61,954,350	Call, 08/31/22, Strike $3,800.00	(5,232,000)

50

20,651,450	Call, 09/30/22, Strike $4,100.00	(786,250)

50

20,651,450	Call, 09/30/22, Strike $4,000.00	(1,121,000)

	TOTAL WRITTEN OPTIONS (Premium $19,327,244)	(30,673,750)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $135,570,778.
^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2022.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

4

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE
COMMON STOCKS (102.9%)
		Communication Services (8.2%)

340,000		Alphabet, Inc. - Class A#	$38,834,800

148,000		Meta Platforms, Inc. - Class A#~	23,546,800

			62,381,600

		Consumer Discretionary (13.9%)

458,000	EUR	Accor, SA#	11,884,598

190,000		Amazon.com, Inc.#	25,640,500

11,900		Booking Holdings, Inc.#~	23,034,711

452,000		Caesars Entertainment, Inc.#~	20,651,880

155,000		Marriott International, Inc. - Class A~	24,617,100

			105,828,789

		Energy (3.0%)

267,000		Sysco Corp.~	22,668,300

		Financials (18.4%)

1,754,000		Huntington Bancshares, Inc.~	23,310,660

3,402,000		Itau Unibanco Holding, SA^	15,309,000

381,000		Morgan Stanley~	32,118,300

8,095,000	GBP	Natwest Group, PLC	24,586,589

133,000		PNC Financial Services Group, Inc.~	22,070,020

440,000		Truist Financial Corp.~	22,206,800

			139,601,369

		Health Care (5.3%)

610,000		Boston Scientific Corp.#~	25,040,500

31,000		Humana, Inc.~	14,942,000

			39,982,500

		Industrials (33.8%)

284,571		AerCap Holdings, NV#~	12,765,855

966,660		Air Lease Corp. - Class A~	35,872,753

456,000		CSX Corp.~	14,742,480

716,000		Delta Air Lines, Inc.#~	22,768,800

127,500		Honeywell International, Inc.~	24,538,650

6,783,800	GBP	International Consolidated Airlines Group, SA#^	9,864,897

80,500		L3Harris Technologies, Inc.~	19,317,585

258,000		Raytheon Technologies Corp.~	24,048,180

195,500	EUR	Siemens, AG	21,806,844

395,000		Southwest Airlines Company#~	15,057,400

123,000		TransUnion~	9,745,290

971,000		Uber Technologies, Inc.#~	22,769,950

100,500		Union Pacific Corp.~	22,843,650

			256,142,334

		Information Technology (16.1%)

282,000		Advanced Micro Devices, Inc.#~	26,640,540

97,000		Analog Devices, Inc.~	16,680,120

149,000		Applied Materials, Inc.~	15,791,020

145,000		Fidelity National Information Services, Inc.~	14,813,200

29,600		Paycom Software, Inc.#~	9,782,504

100,000		Snowflake, Inc. - Class A#~	14,991,000

109,000		Visa, Inc. - Class A~	23,119,990

			121,818,374

NUMBER OF SHARES		VALUE
	Materials (2.6%)

63,000	Celanese Corp.~	$7,403,130

41,000	Linde, PLC~	12,382,000

		19,785,130

	Special Purpose Acquisition Company (1.6%)

229,800	Shell, PLC^	12,266,724

	TOTAL COMMON STOCKS (Cost $798,643,911)	780,475,120

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (1.1%) #
	Communication Services (0.0%)

1,260	Alphabet, Inc.

14,656,320	Put, 08/05/22, Strike $105.00	9,450

	Consumer Discretionary (0.0%)

880	Target Corp.

14,377,440	Put, 08/19/22, Strike $145.00	210,760

	Financials (0.4%)

32,600	US Global Jets ETF

577,020	Call, 09/16/22, Strike $18.00	2,689,500

	Information Technology (0.1%)

	Apple, Inc.

1,085

17,632,335	Call, 08/05/22, Strike $155.00	835,450

925

15,032,175	Put, 08/19/22, Strike $140.00	18,963

		854,413

	Other (0.6%)

1,925	SPDR S&P 500 ETF Trust

48,966,225	Put, 08/19/22, Strike $390.00	326,287

1,700	Vaneck Semiconductor ETF

40,317,200	Put, 08/19/22, Strike $220.00	363,800

2,030	Vanguard S&P 500 ETF

76,894,370	Call, 08/19/22, Strike $360.00	4,232,550

		4,922,637

	TOTAL PURCHASED OPTIONS (Cost $8,691,563)	8,686,760

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.9%)

14,509,115	State Street Navigator Securities Lending Government Money Market Portfolio, 2.001%† (Cost $14,509,115)	14,509,115

See accompanying Notes to Schedule of Investments

1

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

		VALUE
TOTAL INVESTMENTS (105.9%) (Cost $821,844,589)		$803,670,995

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.9%)		(14,509,115)

LIABILITIES, LESS OTHER ASSETS (-4.0%)		(30,401,413)

NET ASSETS (100.0%)		$758,760,467

NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-5.6%) #
	Consumer Staples (-3.1%)

(14,000)	Costco Wholesale Corp.	(7,578,200)

(123,500)	Walmart, Inc.	(16,308,175)

		(23,886,375)

	Health Care (-0.7%)

(100,000)	Pfizer, Inc.	(5,051,000)

	Information Technology (-1.8%)

(84,000)	Apple, Inc.	(13,650,840)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $41,856,609)	(42,588,215)

EXCHANGE-TRADED FUND SOLD SHORT (-41.8%) #
	Other (-41.8%)

(770,000)	SPDR S&P 500 ETF Trust (Proceeds $322,793,202)	(317,232,300)

TOTAL SECURITIES SOLD SHORT (Proceeds $364,649,811)		(359,820,515)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-0.3%) #
	Consumer Discretionary (-0.1%)

880	Target Corp.

14,377,440	Call, 08/19/22, Strike $170.00	(413,600)

	Industrials (0.0%)

1,450	Boeing Co.

23,099,950	Put, 08/19/22, Strike $135.00	(91,350)

	Information Technology (-0.1%)

245	Apple, Inc.

3,981,495	Call, 08/19/22, Strike $152.50	(273,175)

160	Servicenow, Inc.

7,146,560	Call, 08/19/22, Strike $470.00	(134,400)

		(407,575)

	Other (-0.1%)

2,370	Invesco QQQ Trust Series

74,764,020	Put, 08/05/22, Strike $296.00	(87,690)

1,710	Meta Platforms, Inc.

27,206,100	Put, 09/16/22, Strike $120.00	(129,960)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	SPDR S&P 500 ETF Trust

1,925

48,966,225	Call, 09/16/22, Strike $435.00	$(559,213)

1,925

48,966,225	Put, 09/16/22, Strike $340.00	(157,850)

	Vaneck Semiconductor ETF

3,400

80,634,400	Put, 09/16/22, Strike $180.00	(265,200)

1,700

40,317,200	Call, 08/19/22, Strike $250.00	(408,000)

		(1,607,913)

	TOTAL WRITTEN OPTIONS (Premium $3,725,156)	(2,520,438)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~

Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $389,834,218.

^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2022.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

2

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (82.8%)
	Communication Services (6.9%)

12,500,000	Liberty Media Corp. 0.500%, 12/01/50*	$15,068,250

10,750,000	1.375%, 10/15/23	13,719,043

5,000,000	Liberty Media Corp. / Liberty Formula One~ 1.000%, 01/30/23	9,232,150

7,750,000	Match Group Financeco 3, Inc.* 2.000%, 01/15/30	8,787,725

20,500,000	Snap, Inc. 0.000%, 05/01/27^	14,492,270

3,273,000	0.250%, 05/01/25	3,014,793

12,500,000	Twitter, Inc. 0.250%, 06/15/24	12,730,625

		77,044,856

	Consumer Discretionary (15.7%)

7,750,000	Airbnb, Inc. 0.000%, 03/15/26	6,763,115

15,419,000	Booking Holdings, Inc.^ 0.750%, 05/01/25	20,770,472

14,250,000	DISH Network Corp. 0.000%, 12/15/25	10,237,200

10,750,000	Draftkings, Inc. 0.000%, 03/15/28	6,500,310

16,750,000	Etsy, Inc. 0.125%, 09/01/27^	15,225,750

3,500,000	0.250%, 06/15/28	2,839,760

25,000,000	Ford Motor Company 0.000%, 03/15/26	26,700,250

14,750,000	Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	14,758,850

8,500,000	NCL Corp., Ltd. - Class C* 1.125%, 02/15/27	5,830,490

20,500,000	Royal Caribbean Cruises, Ltd. 4.250%, 06/15/23	20,104,145

7,750,000	Shake Shack, Inc. 0.000%, 03/01/28	5,476,228

505,000	Tesla, Inc. 2.000%, 05/15/24	7,256,042

20,750,000	Vail Resorts, Inc.^ 0.000%, 01/01/26	18,862,165

7,750,000	Vroom, Inc. 0.750%, 07/01/26	1,969,740

16,000,000	Wayfair, Inc. 0.625%, 10/01/25	10,906,080

		174,200,597

	Energy (2.4%)

3,000,000	EQT Corp.^ 1.750%, 05/01/26	8,988,960

7,750,000	Pioneer Natural Resources Company 0.250%, 05/15/25	17,746,027

		26,734,987

	Financials (0.5%)

7,250,000	SoFi Technologies, Inc.*^ 0.000%, 10/15/26	5,101,607

PRINCIPAL AMOUNT		VALUE
	Health Care (14.7%)

7,750,000	Alphatec Holdings, Inc.* 0.750%, 08/01/26	$6,296,720

11,000,000	CONMED Corp.* 2.250%, 06/15/27	10,586,950

17,000,000	CryoPort, Inc.* 0.750%, 12/01/26	13,493,750

20,500,000	Dexcom, Inc.^ 0.250%, 11/15/25	19,543,060

2,772,000	Envista Holdings Corp. 2.375%, 06/01/25	5,545,414

10,000,000	Exact Sciences Corp.^ 0.375%, 03/15/27	7,783,100

7,750,000	Halozyme Therapeutics, Inc. 0.250%, 03/01/27	7,257,642

5,750,000	Insulet Corp. 0.375%, 09/01/26	7,235,800

13,500,000	Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	13,055,715

12,250,000	Jazz Investments I, Ltd. 2.000%, 06/15/26	14,627,725

14,000,000	NeoGenomics, Inc. 0.250%, 01/15/28	9,048,480

5,600,000	NuVasive, Inc. 0.375%, 03/15/25	5,120,920

11,250,000	Omnicell, Inc. 0.250%, 09/15/25	13,993,650

10,000,000	Pacira BioSciences, Inc. 0.750%, 08/01/25	10,321,800

4,000,000	Repligen Corp. 0.375%, 07/15/24	7,702,760

2,000,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/24	2,929,240

8,500,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	8,370,205

		162,912,931

	Industrials (5.9%)

7,000,000	Air Transport Services Group, Inc.~ 1.125%, 10/15/24	7,948,570

7,500,000	John Bean Technologies Corp.^ 0.250%, 05/15/26	7,015,950

5,500,000	Middleby Corp. 1.000%, 09/01/25	6,859,820

6,250,000	Parsons Corp.^ 0.250%, 08/15/25	6,905,438

13,250,000	Southwest Airlines Company~ 1.250%, 05/01/25	16,752,902

23,750,000	Uber Technologies, Inc.^ 0.000%, 12/15/25	19,812,012

		65,294,692

	Information Technology (33.9%)

9,500,000	Akamai Technologies, Inc. 0.125%, 05/01/25	10,913,600

11,500,000	Bentley Systems, Inc. 0.125%, 01/15/26	10,676,715

14,750,000	Bill.com Holdings, Inc. 0.000%, 04/01/27*^	12,065,057

5,250,000	0.000%, 12/01/25	5,903,783

13,500,000	Block, Inc. 0.125%, 03/01/25	13,820,625

See accompanying Notes to Schedule of Investments

1

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

8,500,000	Camtek Ltd.* 0.000%, 12/01/26	$7,202,900

8,000,000	Confluent, Inc.*^ 0.000%, 01/15/27	5,993,920

13,000,000	Coupa Software, Inc. 0.125%, 06/15/25	11,403,080

8,750,000	CyberArk Software, Ltd. 0.000%, 11/15/24	9,454,463

6,000,000	Datadog, Inc. 0.125%, 06/15/25	7,923,900

8,500,000	DigitalOcean Holdings, Inc.* 0.000%, 12/01/26	6,377,380

	Enphase Energy, Inc.

11,847,000	0.000%, 03/01/26	14,232,630

7,750,000	0.000%, 03/01/28^	9,651,385

11,000,000	Five9, Inc. 0.500%, 06/01/25	11,689,040

17,750,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	18,715,422

6,250,000	MongoDB, Inc.^ 0.250%, 01/15/26	10,047,188

8,000,000	Okta, Inc. 0.125%, 09/01/25	7,499,040

4,750,000	0.375%, 06/15/26	4,087,423

19,000,000	ON Semiconductor Corp. 0.000%, 05/01/27	26,540,720

9,500,000	Palo Alto Networks, Inc. 0.750%, 07/01/23~	17,991,575

6,250,000	0.375%, 06/01/25	10,832,062

8,500,000	Perficient, Inc.* 0.125%, 11/15/26	7,386,330

3,500,000	Q2 Holdings, Inc. 0.750%, 06/01/26	3,034,815

14,500,000	Repay Holdings Corp.* 0.000%, 02/01/26	11,281,870

8,750,000	RingCentral, Inc. 0.000%, 03/01/25	7,289,538

21,750,000	Shift4 Payments, Inc. 0.000%, 12/15/25	18,578,850

9,000,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	12,055,950

20,000,000	Splunk, Inc. 1.125%, 06/15/27	17,166,200

13,750,000	Tyler Technologies, Inc. 0.250%, 03/15/26	14,456,887

17,000,000	Unity Software, Inc.* 0.000%, 11/15/26	12,685,060

10,500,000	Wix.com, Ltd.^ 0.000%, 08/15/25	8,620,290

6,704,000	Wolfspeed, Inc.* 0.250%, 02/15/28	6,398,499

7,000,000	Workday, Inc. 0.250%, 10/01/22	7,621,250

12,250,000	Zendesk, Inc. 0.625%, 06/15/25	11,942,280

4,000,000	Zscaler, Inc. 0.125%, 07/01/25	4,970,840

		376,510,567

	Materials (2.3%)

4,000,000	ATI, Inc. 3.500%, 06/15/25	6,970,960

4,500,000	Ivanhoe Mines, Ltd.* 2.500%, 04/15/26	4,833,315

6,655,000	Lithium Americas Corp.* 1.750%, 01/15/27	5,809,482

PRINCIPAL AMOUNT		VALUE

8,241,000	MP Materials Corp.* 0.250%, 04/01/26	$8,352,419

		25,966,176

	Real Estate (0.5%)

5,250,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	5,202,225

	TOTAL CONVERTIBLE BONDS (Cost $939,886,741)	918,968,638

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (12.5%)
	Communication Services (1.4%)

12,500	T-Mobile Exchangeable Trust* 5.250%, 06/01/23	15,050,013

	Consumer Discretionary (1.3%)

115,335	Aptiv, PLC 5.500%, 06/15/23	13,986,675

	Financials (1.8%)

10,300	Bank of America Corp.~‡‡ 7.250%	12,813,715

107,870	KKR & Company, Inc. 6.000%, 09/15/23	7,550,900

		20,364,615

	Health Care (2.0%)

89,600	Boston Scientific Corp.^ 5.500%, 06/01/23	9,750,272

8,500	Danaher Corp.^ 5.000%, 04/15/23	12,935,725

		22,685,997

	Information Technology (2.1%)

13,965	Broadcom, Inc. 8.000%, 09/30/22	23,430,477

	Utilities (3.9%)

104,840	AES Corp.^ 6.875%, 02/15/24	9,515,278

191,900	American Electric Power Company, Inc.^ 6.125%, 08/15/23	10,608,232

	NextEra Energy, Inc.

174,515	6.219%, 09/01/23^	9,228,353

149,730	4.872%, 09/01/22	9,191,925

86,590	5.279%, 03/01/23	4,541,646

		43,085,434

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $120,609,498)	138,603,211

See accompanying Notes to Schedule of Investments

2

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (14.4%)

50,839,575	JPMorgan Prime Money Market Fund - Capital Class, 0.400%***†	$50,839,575

109,512,545	State Street Navigator Securities Lending Government Money Market Portfolio, 2.001%†	109,512,545

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $160,352,120)	160,352,120

TOTAL INVESTMENTS (109.7%) (Cost $1,220,848,359)		1,217,923,969

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-14.4%)		(160,352,120)

OTHER ASSETS, LESS LIABILITIES (4.7%)		52,717,241

NET ASSETS (100.0%)		$1,110,289,090

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Canadian Dollar	10/27/22	4,077,000	$3,182,873	$(17,655)

					$(17,655)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $32,366,038.
^	Security, or portion of security, is on loan.
‡‡	Perpetual maturity.
***	The rate disclosed is the 7 day net yield as of July 31, 2022.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2022.

See accompanying Notes to Schedule of Investments

3

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (88.0%)
		Communication Services (10.9%)

1,100,000	EUR	America Movil, BV 0.000%, 03/02/24	$1,216,298

1,363,000		Bharti Airtel, Ltd.* 1.500%, 02/17/25	1,655,786

1,389,000		Bilibili, Inc.* 0.500%, 12/01/26	978,453

600,000	EUR	Cellnex Telecom, SA 1.500%, 01/16/26	907,525

		CyberAgent, Inc.

50,000,000	JPY	0.000%, 02/17/23	384,972

50,000,000	JPY	0.000%, 02/19/25	414,942

		iQIYI, Inc.

1,205,000		4.000%, 12/15/26	799,060

760,000		2.000%, 04/01/25	619,674

710,000		Liberty Media Corp. 1.375%, 10/15/23	906,095

		Sea, Ltd.

3,546,000		0.250%, 09/15/26	2,631,806

1,377,000		2.375%, 12/01/25^	1,626,292

		Snap, Inc.

1,981,000		0.750%, 08/01/26	1,743,854

1,400,000		0.000%, 05/01/27	989,716

1,000,000		Xiaomi Best Time International, Ltd. 0.000%, 12/17/27	826,320

808,000		Zillow Group, Inc. 1.375%, 09/01/26	861,586

			16,562,379

		Consumer Discretionary (18.6%)

1,366,000		Airbnb, Inc. 0.000%, 03/15/26	1,192,053

607,000		Booking Holdings, Inc.^ 0.750%, 05/01/25	817,671

900,000	EUR	Delivery Hero, SE 0.250%, 01/23/24	848,943

2,719,000		Draftkings, Inc. 0.000%, 03/15/28	1,644,125

772,000		Etsy, Inc. 0.125%, 10/01/26	1,081,055

1,329,000		Farfetch, Ltd. 3.750%, 05/01/27	1,202,001

2,000,000	AUD	Flight Centre Travel Group, Ltd. 1.625%, 11/01/28	1,219,749

1,100,000	EUR	Global Fashion Group, SA 1.250%, 03/15/28	795,534

600,000	EUR	HelloFresh, SE 0.750%, 05/13/25	569,445

1,330,000		Lucid Group, Inc.* 1.250%, 12/15/26	840,853

1,458,000		MakeMyTrip, Ltd. 0.000%, 02/15/28	1,609,792

703,000		Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	703,422

2,700,000		Meituan 0.000%, 04/27/28	2,208,222

2,783,000		NCL Corp., Ltd. - Class C* 1.125%, 02/15/27	1,908,971

900,000	GBP	Ocado Group, PLC 0.750%, 01/18/27	765,022

PRINCIPAL AMOUNT			VALUE

800,000	GBP	0.875%, 12/09/25	$780,152

1,843,000		Pinduoduo, Inc. 0.000%, 12/01/25	1,647,310

1,927,000		Royal Caribbean Cruises, Ltd. 4.250%, 06/15/23	1,889,790

1,000,000	EUR	Shop Apotheke Europe, NV 0.000%, 01/21/28	780,887

980,000		Stride, Inc. 1.125%, 09/01/27	1,035,517

91,000		Tesla, Inc. 2.000%, 05/15/24	1,307,524

2,043,000		Vroom, Inc. 0.750%, 07/01/26	519,249

		Wayfair, Inc.

1,863,000		0.625%, 10/01/25	1,269,877

977,000		1.000%, 08/15/26^	676,797

1,000,000	EUR	Zalando, SE 0.050%, 08/06/25	876,060

			28,190,021

		Consumer Staples (0.9%)

100,000,000	JPY	Nippn Corp. 0.000%, 06/20/25	757,450

729,000		Turning Point Brands, Inc. 2.500%, 07/15/24	657,595

			1,415,045

		Energy (1.6%)

1,033,000		Pioneer Natural Resources Company 0.250%, 05/15/25	2,365,374

		Financials (4.4%)

1,312,000		Coinbase Global, Inc. 0.500%, 06/01/26	797,499

2,700,000	EUR	Corestate Capital Holding, SA 1.375%, 11/28/22	683,261

1,000,000	GBP	Cornwall Jersey, Ltd. 0.750%, 04/16/26	807,292

900,000	EUR	JPMorgan Chase Financial Company, LLC 0.000%, 01/14/25	1,003,532

900,000	EUR	LEG Immobilien, SE 0.875%, 09/01/25	905,983

1,300,000	EUR	Oliver Capital Sarl 0.000%, 12/29/23	1,390,633

130,000,000	JPY	SBI Holdings, Inc. 0.000%, 09/13/23	993,469

			6,581,669

		Health Care (10.2%)

650,000		Coherus Biosciences, Inc. 1.500%, 04/15/26	451,016

841,000		CONMED Corp.* 2.250%, 06/15/27	809,420

1,140,000		Dexcom, Inc. 0.250%, 11/15/25	1,086,785

1,072,000		Haemonetics Corp.^ 0.000%, 03/01/26	877,046

972,000		Halozyme Therapeutics, Inc. 0.250%, 03/01/27	910,249

502,000		Innoviva, Inc. 2.500%, 08/15/25	540,895

See accompanying Notes to Schedule of Investments

1

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

788,000		Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	$762,067

1,295,000		Jazz Investments I, Ltd. 2.000%, 06/15/26	1,546,359

200,000,000	JPY	Menicon Company, Ltd. 0.000%, 01/29/25	1,647,364

941,000		NeoGenomics, Inc. 0.250%, 01/15/28	608,187

926,000		Novocure, Ltd. 0.000%, 11/01/25	812,093

2,061,000		Oak Street Health, Inc. 0.000%, 03/15/26	1,663,268

600,000		Omnicell, Inc. 0.250%, 09/15/25	746,328

620,000		Pacira BioSciences, Inc. 0.750%, 08/01/25	639,952

130,000,000	JPY	Ship Healthcare Holdings, Inc. 0.000%, 12/13/23	1,049,154

630,000		Tabula Rasa HealthCare, Inc. 1.750%, 02/15/26	445,423

910,000		Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	896,104

			15,491,710

		Industrials (5.4%)

1,800,000		ADM Ag Holding, Ltd. 0.000%, 08/26/23	1,756,944

1,276,000		Air Canada 4.000%, 07/01/25	1,454,500

900,000	EUR	Duerr, AG 0.750%, 01/15/26	892,084

981,000		John Bean Technologies Corp. 0.250%, 05/15/26	917,686

652,000		Middleby Corp. 1.000%, 09/01/25	813,200

873,000		Southwest Airlines Company^ 1.250%, 05/01/25	1,103,795

1,674,000		Sunrun, Inc.^ 0.000%, 02/01/26	1,248,201

			8,186,410

		Information Technology (31.5%)

1,388,000		Affirm Holdings, Inc.* 0.000%, 11/15/26	851,635

1,010,000		Akamai Technologies, Inc. 0.125%, 05/01/25	1,160,288

		Bill.com Holdings, Inc.

691,000		0.000%, 04/01/27*	565,217

625,000		0.000%, 12/01/25	702,831

1,323,000		Block, Inc. 0.125%, 03/01/25	1,354,421

1,216,000		Cloudflare, Inc.* 0.000%, 08/15/26	993,290

1,320,000		Confluent, Inc.* 0.000%, 01/15/27	988,997

973,000		CyberArk Software, Ltd.^ 0.000%, 11/15/24	1,051,336

496,000		Datadog, Inc. 0.125%, 06/15/25	655,042

2,853,000		DigitalOcean Holdings, Inc.* 0.000%, 12/01/26	2,140,549

1,374,000		Dropbox, Inc. 0.000%, 03/01/28	1,256,935

2,348,000	CAD	Dye & Durham, Ltd.* 3.750%, 03/01/26	1,466,870

PRINCIPAL AMOUNT			VALUE

2,744,000		Fastly, Inc. 0.000%, 03/15/26	$2,029,984

1,676,000		Five9, Inc. 0.500%, 06/01/25	1,780,985

9,000,000	HKD	Kingsoft Corp, Ltd. 0.625%, 04/29/25	1,217,607

1,163,000		LivePerson, Inc. 0.000%, 12/15/26	848,071

1,161,000		Lumentum Holdings, Inc. 0.500%, 12/15/26	1,284,461

2,667,000		Microchip Technology, Inc.^ 0.125%, 11/15/24	2,812,058

2,264,000		MicroStrategy, Inc. 0.000%, 02/15/27	1,130,981

		Nexi S.p.A

1,500,000	EUR	0.000%, 02/24/28	1,139,780

1,400,000	EUR	1.750%, 04/24/27	1,251,109

969,000		Nice, Ltd.^ 0.000%, 09/15/25	985,483

2,023,000		Okta, Inc. 0.125%, 09/01/25	1,896,320

2,106,000		ON Semiconductor Corp. 0.000%, 05/01/27	2,941,829

770,000		Palo Alto Networks, Inc. 0.375%, 06/01/25	1,334,510

729,000		Pegasystems, Inc. 0.750%, 03/01/25	581,691

190,000,000	JPY	SCREEN Holdings Company, Ltd. 0.000%, 06/11/25	1,529,917

929,000		Shift4 Payments, Inc. 0.000%, 12/15/25	793,552

492,000		Silicon Laboratories, Inc. 0.625%, 06/15/25	659,059

708,200	EUR	SOITEC 0.000%, 10/01/25	1,384,963

1,080,000		Splunk, Inc. 1.125%, 09/15/25	1,086,523

1,346,000		Tyler Technologies, Inc. 0.250%, 03/15/26	1,415,198

1,392,000		Unity Software, Inc.* 0.000%, 11/15/26	1,038,683

1,470,000		Workday, Inc. 0.250%, 10/01/22	1,600,462

896,000		Workiva, Inc. 1.125%, 08/15/26	975,896

1,335,000		Xero Investments, Ltd. 0.000%, 12/02/25	1,085,141

1,249,000		Zendesk, Inc. 0.625%, 06/15/25	1,217,625

490,000		Zscaler, Inc. 0.125%, 07/01/25	608,928

			47,818,227

		Materials (2.6%)

1,448,000		Amyris, Inc.* 1.500%, 11/15/26	596,518

1,675,000		Lithium Americas Corp.* 1.750%, 01/15/27	1,462,191

2,000,000	EUR	POSCO Holdings, Inc. 0.000%, 09/01/26	1,930,959

			3,989,668

		Real Estate (1.9%)

700,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	780,783

See accompanying Notes to Schedule of Investments

2

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,135,000	Redfin Corp. 0.000%, 10/15/25	$1,297,717

1,000,000	Vingroup, JSC 3.000%, 04/20/26	849,980

		2,928,480

	TOTAL CONVERTIBLE BONDS (Cost $156,533,940)	133,528,983

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (10.2%)

	Communication Services (0.4%)

485	T-Mobile Exchangeable Trust* 5.250%, 06/01/23	583,940

	Financials (3.8%)

1,937	Bank of America Corp.‡‡ 7.250%	2,409,725

14,328	KKR & Company, Inc.^ 6.000%, 09/15/23	1,002,960

1,830	Wells Fargo & Company‡ ‡‡ 7.500%	2,322,270

		5,734,955

	Health Care (0.6%)

674	Danaher Corp.^ 5.000%, 04/15/23	1,025,727

	Information Technology (1.6%)

1,445	Broadcom, Inc. 8.000%, 09/30/22	2,424,421

	Utilities (3.8%)

10,463	AES Corp.^ 6.875%, 02/15/24	949,622

12,820	American Electric Power Company, Inc.^ 6.125%, 08/15/23	708,690

54,250	DTE Energy Company 6.250%, 11/01/22	2,800,927

24,300	NextEra Energy, Inc. 6.219%, 09/01/23	1,284,984

		5,744,223

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,135,399)	15,513,266

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITY (0.7%)

1,016,000	U.S. Treasury Note 2.250%, 03/31/24 (Cost $1,011,857)	1,004,431

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTIONS (0.3%) #

		Energy (0.0%)

127	EUR	TotalEnergies, SE

642,856		Call, 12/16/22, Strike 56.00	$18,691

		Industrials (0.3%)

242	EUR	Schneider Electric, SE

3,648,908		Call, 12/16/22, Strike 120.00	486,510

		TOTAL PURCHASED OPTIONS (Cost $344,777)	505,201

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (8.4%)

3,618,253		JPMorgan Prime Money Market Fund - Capital Class, 0.40%***†	3,618,253

9,069,451		State Street Navigator Securities Lending Government Money Market Portfolio, 2.001%†	9,069,451

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $12,687,704)	12,687,704

TOTAL INVESTMENTS (107.6%) (Cost $184,713,677)			163,239,585

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-8.4%)			(12,687,704)

OTHER ASSETS, LESS LIABILITIES (0.8%)			1,246,242

NET ASSETS (100.0%)			$151,798,123

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
‡‡	Perpetual maturity.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2022.
***	The rate disclosed is the 7 day net yield as of July 31, 2022.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2022.

See accompanying Notes to Schedule of Investments

3

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

4

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2022

	Value	% of Total Investments
US Dollar	$132,342,645	81.1%
European Monetary Unit	17,862,980	10.9%
Japanese Yen	6,777,268	4.2%
British Pound Sterling	2,352,466	1.4%
Canadian Dollar	1,466,870	0.9%
Australian Dollar	1,219,749	0.8%
Hong Kong Dollar	1,217,607	0.7%

Total Investments	$163,239,585	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

5

Calamos Timpani Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE
COMMON STOCKS (95.5%)
	Consumer Discretionary (8.4%)

25,386	Duolingo, Inc.#	$2,329,165

304,949	Everi Holdings, Inc.#	5,858,070

9,385	Lithia Motors, Inc. - Class A	2,489,653

82,665	Lovesac Company#	2,575,841

33,199	Murphy USA, Inc.	9,440,468

19,550	Ollie’s Bargain Outlet Holdings, Inc.#	1,152,473

53,316	Scientific Games Corp. - Class A#	2,715,917

6,750	TopBuild Corp.#	1,429,110

165,994	Xponential Fitness, Inc. - Class A#	2,463,351

		30,454,048

	Consumer Staples (9.6%)

45,224	BJ’s Wholesale Club Holdings, Inc.#	3,061,665

153,267	Celsius Holdings, Inc.#	13,634,632

98,490	Chefs’ Warehouse, Inc.#	3,408,739

149,394	elf Beauty, Inc.#	5,009,181

57,766	MGP Ingredients, Inc.	6,075,828

417,124	SunOpta, Inc.#	3,679,034

		34,869,079

	Energy (11.6%)

138,992	California Resources Corp.	6,235,181

28,145	Chord Energy Corp.	3,609,315

84,915	Matador Resources Company	4,906,389

597,947	Patterson-UTI Energy, Inc.	9,896,023

17,674	ProFrac Holding Corp. - Class A#	324,848

175,885	ProPetro Holding Corp.#	1,850,310

254,007	SilverBow Resources, Inc.#	11,478,576

65,033	SM Energy Company	2,684,562

84,620	US Silica Holdings, Inc.#	1,170,295

		42,155,499

	Financials (6.4%)

29,289	Kinsale Capital Group, Inc.	7,123,378

58,799	LPL Financial Holdings, Inc.	12,343,086

42,015	Wintrust Financial Corp.	3,614,970

		23,081,434

	Health Care (29.7%)

137,332	Acadia Healthcare Company., Inc.#	11,386,196

16,931	AMN Healthcare Services, Inc.#	1,903,722

122,466	Amphastar Pharmaceuticals, Inc.#	4,579,004

120,622	Axonics, Inc.#	7,824,749

337,889	CTI BioPharma Corp.#	2,209,794

94,579	Cytokinetics, Inc.#	4,003,529

143,308	Evolent Health, Inc. - Class A#	4,871,039

102,892	Halozyme Therapeutics, Inc.#	5,031,419

98,932	Harmony Biosciences Holdings, Inc.#	5,018,820

61,984	HealthEquity, Inc.#	3,605,609

45,667	Inspire Medical Systems, Inc.#	9,543,946

123,647	Intra-Cellular Therapies, Inc.#	6,691,776

147,845	iRadimed Corp.	6,246,451

47,806	iRhythm Technologies, Inc.#	7,392,242

37,994	Lantheus Holdings, Inc.#	2,914,900

157,657	Mirum Pharmaceuticals, Inc.#	3,957,191

46,975	OptimizeRx Corp.#	1,055,528

NUMBER OF SHARES		VALUE

60,053	Option Care Health, Inc.#	$2,017,781

190,634	Paragon 28, Inc.#	3,622,046

38,806	Shockwave Medical, Inc.#	8,185,349

18,554	Simulations Plus, Inc.	1,190,239

53,893	STAAR Surgical Co.#	4,349,165

		107,600,495

	Industrials (6.9%)

21,579	AAR Corp.#	960,913

48,359	Advanced Drainage Systems, Inc.	5,735,377

28,293	Applied Industrial Technologies, Inc.	2,845,993

9,406	Curtiss-Wright Corp.	1,349,197

65,217	Driven Brands Holdings, Inc.#	1,981,292

6,140	FTI Consulting, Inc.#	1,004,258

15,456	Huron Consulting Group, Inc.#	1,037,098

239,621	Tecnoglass, Inc.	5,369,907

11,111	Tetra Tech, Inc.	1,702,983

79,161	WillScot Mobile Mini Holdings Corp.#	3,056,406

		25,043,424

	Information Technology (21.6%)

147,624	Box, Inc. - Class A#	4,198,427

42,605	Clearfield, Inc.#	4,198,723

13,696	CyberArk Software, Ltd.#	1,782,260

12,357	Endava, PLC#	1,260,414

67,725	ExlService Holdings, Inc.#	11,402,858

91,960	Flywire Corp.#	2,157,382

257,106	Harmonic, Inc.#	2,807,598

404,988	International Money Express, Inc.#	9,735,911

305,797	Lantronix, Inc.#	2,204,796

81,374	Liquidity, Inc.#	1,638,059

93,805	Napco Security Technologies, Inc.#	2,407,036

295,542	Privia Health Group, Inc.#	10,870,035

49,335	ShotSpotter, Inc.#	1,657,163

226,637	Sierra Wireless, Inc.#	5,638,729

29,279	SiTime Corp.#	5,445,308

82,789	Sprout Social, Inc. - Class A#	4,313,307

82,609	Tenable Holdings, Inc.#	3,192,838

216,419	UserTesting, Inc.#	1,369,932

24,788	WNS Holdings, Ltd.#	2,149,367

		78,430,143

	Utilities (1.3%)

218,743	Aris Water Solution, Inc. - Class A	4,630,789

	TOTAL COMMON STOCKS (Cost $292,330,770)	346,264,911

TOTAL INVESTMENTS (95.5%) (Cost $292,330,770)		346,264,911

OTHER ASSETS, LESS LIABILITIES (4.5%)		16,206,904

NET ASSETS (100.0%)		$362,471,815

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

See accompanying Notes to Schedule of Investments

1

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE
COMMON STOCKS (96.8%)

	Consumer Discretionary (13.6%)

1,181	Choice Hotels International, Inc.	$142,747

600	Deckers Outdoor Corp.#	187,926

642	Duolingo, Inc.#	58,904

12,535	Everi Holdings, Inc.#	240,797

955	Lithia Motors, Inc. - Class A	253,342

935	Lovesac Company#	29,135

1,428	Murphy USA, Inc.	406,066

920	Ollie’s Bargain Outlet Holdings, Inc.#	54,234

1,007	Penske Automotive Group, Inc.	115,291

2,516	Planet Fitness, Inc. - Class A#	198,286

470	Pool Corp.	168,119

1,808	Scientific Games Corp. - Class A#	92,100

519	TopBuild Corp.#	109,883

2,861	Wyndham Hotels & Resorts, Inc.	198,582

3,912	Xponential Fitness, Inc. - Class A#	58,054

		2,313,466

	Consumer Staples (7.6%)

1,454	BJ’s Wholesale Club Holdings, Inc.#	98,436

6,770	Celsius Holdings, Inc.#	602,259

3,701	Chefs’ Warehouse, Inc.#	128,092

5,987	elf Beauty, Inc.#	200,744

2,451	MGP Ingredients, Inc.	257,796

		1,287,327

	Energy (10.2%)

5,270	California Resources Corp.	236,412

2,609	Diamondback Energy, Inc.	334,004

2,843	Matador Resources Company	164,269

1,307	Oasis Petroleum, Inc.	167,610

25,835	Patterson-UTI Energy, Inc.	427,569

854	ProFrac Holding Corp. - Class A#	15,696

5,070	ProPetro Holding Corp.#	53,336

6,509	Range Resources Corp.#	215,253

1,268	SM Energy Company	52,343

4,001	US Silica Holdings, Inc.#	55,334

		1,721,826

	Financials (9.2%)

3,766	Brown & Brown, Inc.	245,167

1,387	Kinsale Capital Group, Inc.	337,332

3,256	LPL Financial Holdings, Inc.	683,499

1,536	Ryan Specialty Holdings, Inc.#	66,417

2,573	Wintrust Financial Corp.	221,381

		1,553,796

	Health Care (23.6%)

6,517	Acadia Healthcare Company., Inc.#	540,325

6,491	agilon health, Inc.#	162,470

600	AMN Healthcare Services, Inc.#	67,464

4,656	Amphastar Pharmaceuticals, Inc.#	174,088

4,018	Axonics, Inc.#	260,648

3,713	Cytokinetics, Inc.#	157,171

5,507	Evolent Health, Inc. - Class A#	187,183

3,961	Halozyme Therapeutics, Inc.#	193,693

3,906	Harmony Biosciences Holdings, Inc.#	198,151

NUMBER OF SHARES		VALUE

2,326	HealthEquity, Inc.#	$135,303

1,865	Inspire Medical Systems, Inc.#	389,766

4,619	Intra-Cellular Therapies, Inc.#	249,980

1,957	iRhythm Technologies, Inc.#	302,611

1,555	Lantheus Holdings, Inc.#	119,300

566	Molina Healthcare, Inc.#	185,490

1,654	Option Care Health, Inc.#	55,574

1,318	Shockwave Medical, Inc.#	278,006

2,096	STAAR Surgical Co.#	169,147

789	United Therapeutics Corp.#	182,314

		4,008,684

	Industrials (11.0%)

3,049	Advanced Drainage Systems, Inc.	361,611

995	Applied Industrial Technologies, Inc.	100,087

2,622	Axon Enterprise, Inc.#	288,918

1,442	Carlisle Companies, Inc.	426,976

447	Curtiss-Wright Corp.	64,118

1,884	Driven Brands Holdings, Inc.#	57,236

434	FTI Consulting, Inc.#	70,985

739	Huron Consulting Group, Inc.#	49,587

616	Quanta Services, Inc.	85,458

8,638	Tecnoglass, Inc.	193,578

411	Tetra Tech, Inc.	62,994

2,820	WillScot Mobile Mini Holdings Corp.#	108,880

		1,870,428

	Information Technology (21.6%)

1,749	Bill.com Holdings, Inc.#	236,255

4,948	Box, Inc. - Class A#	140,721

644	CyberArk Software, Ltd.#	83,804

833	Endava, PLC (ADR)#	84,966

1,224	Enphase Energy, Inc.#	347,836

2,845	ExlService Holdings, Inc.#	479,013

2,373	Five9, Inc.#	256,569

834	Gitlab, Inc. - Class A#	47,872

791	Globant, SA#	157,599

8,010	Harmonic, Inc.#	87,469

249	Jack Henry & Associates, Inc.	51,735

781	MongoDB, Inc. - Class A#	244,039

341	Monolithic Power Systems, Inc.	158,469

2,227	Paylocity Holding Corp.#	458,606

7,170	Privia Health Group, Inc.#	263,713

1,084	SiTime Corp.#	201,602

2,939	Sprout Social, Inc. - Class A#	153,122

2,610	Tenable Holdings, Inc.#	100,876

1,338	WNS Holdings, Ltd.(ADR)#	116,018

		3,670,284

	TOTAL COMMON STOCKS (Cost $13,811,280)	16,425,811

TOTAL INVESTMENTS (96.8%) (Cost $13,811,280)		16,425,811

OTHER ASSETS, LESS LIABILITIES (3.2%)		549,632

NET ASSETS (100.0%)		$16,975,443

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

See accompanying Notes to Schedule of Investments

1

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE
COMMON STOCKS (95.2%)

	Communication Services (9.6%)

799,780	Alphabet, Inc. - Class A#~	$93,030,410

27,992	Lyft, Inc. - Class A#	387,969

144,500	Meta Platforms, Inc. - Class A#	22,989,950

20,526	Netflix, Inc.#	4,616,297

5,461	Roku, Inc.#	357,805

33,000	T-Mobile US, Inc.#	4,720,980

		126,103,411

	Consumer Discretionary (17.0%)

4,071	Airbnb, Inc. - Class A#	451,800

634,340	Amazon.com, Inc.#	85,604,183

84,975	Caesars Entertainment, Inc.#	3,882,508

5,418	Chipotle Mexican Grill, Inc.#	8,474,944

6,877	Choice Hotels International, Inc.	831,223

3,539	Deckers Outdoor Corp.#	1,108,450

40,454	Dollar Tree, Inc.#	6,689,474

3,783	Duolingo, Inc.#^	347,090

72,990	Everi Holdings, Inc.#	1,402,138

43,043	Home Depot, Inc.	12,953,361

109,349	Las Vegas Sands Corp.#	4,121,364

5,561	Lithia Motors, Inc. - Class A	1,475,222

5,446	Lovesac Company#	169,697

33,200	Lululemon Athletica, Inc.#	10,308,932

8,316	Murphy USA, Inc.	2,364,738

121,700	NIKE, Inc. - Class B	13,985,764

5,360	Ollie’s Bargain Outlet Holdings, Inc.#^	315,972

5,864	Penske Automotive Group, Inc.^	671,369

14,648	Planet Fitness, Inc. - Class A#	1,154,409

2,772	Pool Corp.	991,544

10,528	Scientific Games Corp. - Class A#	536,296

57,446	Tesla, Inc.#	51,210,237

3,024	TopBuild Corp.#	640,241

29,557	Ulta Beauty, Inc.#	11,495,013

16,869	Wyndham Hotels & Resorts, Inc.	1,170,877

22,780	Xponential Fitness, Inc. - Class A#	338,055

		222,694,901

	Consumer Staples (2.8%)

8,464	BJ’s Wholesale Club Holdings, Inc.#	573,013

39,421	Celsius Holdings, Inc.#^	3,506,892

21,549	Chefs’ Warehouse, Inc.#	745,811

42,082	Constellation Brands, Inc. - Class A	10,365,217

35,305	elf Beauty, Inc.#^	1,183,777

24,005	Estee Lauder Companies, Inc. - Class A	6,555,765

14,270	MGP Ingredients, Inc.^	1,500,919

88,386	Walmart, Inc.	11,671,371

		36,102,765

	Energy (2.7%)

30,688	California Resources Corp.	1,376,664

35,000	Chevron Corp.	5,732,300

7,610	Chord Energy Corp.^	975,906

15,192	Diamondback Energy, Inc.	1,944,880

38,333	Hess Corp.	4,311,313

16,555	Matador Resources Company	956,548

152,348	Patterson-UTI Energy, Inc.^	2,521,359

NUMBER OF SHARES		VALUE

16,319	Pioneer Natural Resources Company	$3,866,787

4,971	ProFrac Holding Corp. - Class A#	91,367

29,520	ProPetro Holding Corp.#	310,550

37,903	Range Resources Corp.#	1,253,452

7,381	SM Energy Company	304,688

130,351	Sysco Corp.	11,066,800

23,295	US Silica Holdings, Inc.#	322,170

		35,034,784

	Financials (5.3%)

79,696	American Express Company~	12,274,778

101,681	Apollo Global Management, Inc.	5,805,985

21,932	Brown & Brown, Inc.	1,427,773

33,000	Goldman Sachs Group, Inc.	11,001,870

484,767	Huntington Bancshares, Inc.	6,442,554

8,074	Kinsale Capital Group, Inc.	1,963,678

18,960	LPL Financial Holdings, Inc.	3,980,083

53,161	Marsh & McLennan Companies, Inc.	8,716,278

9,060	Ryan Specialty Holdings, Inc.#	391,754

526,752	SLM Corp.	8,217,331

195,344	Wells Fargo & Company	8,569,741

14,980	Wintrust Financial Corp.	1,288,879

		70,080,704

	Health Care (11.0%)

37,949	Acadia Healthcare Company., Inc.#	3,146,352

38,280	agilon health, Inc.#^	958,148

3,496	AMN Healthcare Services, Inc.#	393,090

27,109	Amphastar Pharmaceuticals, Inc.#	1,013,606

23,398	Axonics, Inc.#^	1,517,828

181,046	Boston Scientific Corp.#	7,431,938

173,618	Bristol-Myers Squibb Company	12,809,536

21,623	Cytokinetics, Inc.#^	915,302

65,354	Danaher Corp.~	19,048,730

107,380	Dexcom, Inc.#	8,813,750

70,652	Edwards Lifesciences Corp.#	7,103,352

66,101	Eli Lilly & Company	21,792,839

32,470	Evolent Health, Inc. - Class A#	1,103,655

23,355	Halozyme Therapeutics, Inc.#	1,142,059

22,746	Harmony Biosciences Holdings, Inc.#^	1,153,905

13,715	HealthEquity, Inc.#	797,802

11,500	Humana, Inc.	5,543,000

10,857	Inspire Medical Systems, Inc.#	2,269,004

26,897	Intra-Cellular Therapies, Inc.#	1,455,666

44,478	IQVIA Holdings, Inc.#	10,686,729

11,396	iRhythm Technologies, Inc.#	1,762,163

40,173	Jazz Pharmaceuticals, PLC#	6,269,398

9,169	Lantheus Holdings, Inc.#	703,446

3,293	Molina Healthcare, Inc.#	1,079,182

9,632	Option Care Health, Inc.#	323,635

7,673	Shockwave Medical, Inc.#^	1,618,466

12,358	STAAR Surgical Company#	997,291

35,597	Thermo Fisher Scientific, Inc.	21,301,601

4,593	United Therapeutics Corp.#	1,061,305

		144,212,778

	Industrials (6.0%)

17,752	Advanced Drainage Systems, Inc.	2,105,387

321,155	Air Lease Corp. - Class A	11,918,062

See accompanying Notes to Schedule of Investments

1

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

5,795	Applied Industrial Technologies, Inc.	$582,919

15,459	Axon Enterprise, Inc.#	1,703,427

40,200	Boeing Company#	6,404,262

8,395	Carlisle Companies, Inc.	2,485,760

314,521	CSX Corp.	10,168,464

2,600	Curtiss-Wright Corp.	372,944

10,972	Driven Brands Holdings, Inc.#^	333,329

2,558	FTI Consulting, Inc.#^	418,387

31,966	Honeywell International, Inc.	6,152,176

4,306	Huron Consulting Group, Inc.#	288,933

23,400	L3Harris Technologies, Inc.	5,615,298

3,585	Quanta Services, Inc.	497,347

94,000	Raytheon Technologies Corp.	8,761,740

50,301	Tecnoglass, Inc.	1,127,245

2,394	Tetra Tech, Inc.	366,928

454,838	Uber Technologies, Inc.#	10,665,951

32,799	Union Pacific Corp.	7,455,213

16,418	WillScot Mobile Mini Holdings Corp.#	633,899

		78,057,671

	Information Technology (38.9%)

19,126	Accenture, PLC - Class A	5,857,529

17,958	Adobe, Inc.#	7,364,935

95,500	Advanced Micro Devices, Inc.#	9,021,885

754,092	Apple, Inc.	122,547,491

109,831	Applied Materials, Inc.	11,639,889

10,700	ASML Holding, NV	6,146,508

10,187	Bill.com Holdings, Inc.#^	1,376,060

64,000	Block, Inc.#	4,867,840

28,810	Box, Inc. - Class A#	819,356

3,800	CyberArk Software, Ltd.#^	494,494

11,609	Datadog, Inc. - Class A#	1,184,234

4,850	Endava, PLC#	494,700

7,129	Enphase Energy, Inc.#	2,025,919

16,567	ExlService Holdings, Inc.#	2,789,386

13,988	Five9, Inc.#	1,512,383

14,516	Gitlab, Inc. - Class A#^	833,218

4,604	Globant, SA#^	917,301

47,236	Harmonic, Inc.#^	515,817

1,452	Jack Henry & Associates, Inc.	301,682

127,758	Marvell Technology, Inc.	7,113,565

120,854	Micron Technology, Inc.	7,476,028

571,144	Microsoft Corp.~	160,342,967

4,547	MongoDB, Inc. - Class A#^	1,420,801

1,987	Monolithic Power Systems, Inc.	923,399

174,134	NVIDIA Corp.	31,627,958

31,462	Paycom Software, Inc.#	10,397,876

12,970	Paylocity Holding Corp.#^	2,670,912

41,752	Privia Health Group, Inc.#	1,535,639

156,942	Salesforce, Inc.#~	28,880,467

23,079	ServiceNow, Inc.#	10,308,466

6,311	SiTime Corp.#^	1,173,720

61,060	Snowflake, Inc. - Class A#	9,153,505

17,117	Sprout Social, Inc. - Class A#^	891,796

15,393	Tenable Holdings, Inc.#	594,940

21,939	Trade Desk, Inc. - Class A#	987,255

7,095	Twilio, Inc. - Class A#	601,656

44,722	UnitedHealth Group, Inc.	24,254,530

23,437	Unity Software, Inc.#^	876,309

120,811	Visa, Inc. - Class A	25,625,221

7,794	WNS Holdings, Ltd.#	675,818

2,837	Zscaler, Inc.#	439,905

		508,683,360

NUMBER OF SHARES		VALUE

	Materials (1.9%)

79,000	Celanese Corp.	$9,283,290

51,000	Linde, PLC	15,402,000

		24,685,290

	TOTAL COMMON STOCKS (Cost $892,532,391)	1,245,655,664

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTION (0.0%) #

	Information Technology (0.0%)

70	Twilio, Inc.

593,600	Call, 01/20/23, Strike $300.00 (Cost $81,525)	1,750

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.7%)

5,683,211	JPMorgan Prime Money Market Fund - Capital Class, 0.070%***†	5,683,211

16,507,636	State Street Navigator Securities Lending Government Money Market Portfolio, 2.001%†	16,507,636

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $22,190,847)	22,190,847

TOTAL INVESTMENTS (96.9%) (Cost $914,804,763)		1,267,848,261

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.7%)		(22,190,847)

OTHER ASSETS, LESS LIABILITIES (4.8%)		62,130,664

NET ASSETS (100.0%)		$1,307,788,078

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTION (0.0%) #

	Information Technology (0.0%)

650	Micron Technology, Inc.

4,020,900	Put, 08/19/22, Strike $45.00 (Premium $71,479)	(2,925)

See accompanying Notes to Schedule of Investments

2

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $21,334,463.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of July 31, 2022.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2022.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (15.6%)
	Communication Services (1.5%)

	Liberty Media Corp.

6,963,000	1.375%, 10/15/23	$8,886,111

2,275,000	0.500%, 12/01/50*	2,742,421

13,805,000	Live Nation Entertainment, Inc.^ 2.000%, 02/15/25	15,587,640

3,000,000	Match Group Financeco 2, Inc.* 0.875%, 06/15/26	3,263,310

2,500,000	Match Group Financeco 3, Inc.* 2.000%, 01/15/30	2,834,750

3,520,000	Twitter, Inc. 0.250%, 06/15/24	3,584,944

		36,899,176

	Consumer Discretionary (3.2%)

16,950,000	Airbnb, Inc.^ 0.000%, 03/15/26	14,791,587

13,861,000	Booking Holdings, Inc.^ 0.750%, 05/01/25	18,671,737

4,270,000	DISH Network Corp. 0.000%, 12/15/25	3,067,568

18,610,000	Ford Motor Company 0.000%, 03/15/26	19,875,666

2,515,000	Liberty Broadband Corp.* 2.750%, 09/30/50	2,406,906

7,235,000	Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	7,239,341

325,000	Tesla, Inc. 2.000%, 05/15/24	4,669,730

9,200,000	Vail Resorts, Inc.^ 0.000%, 01/01/26	8,362,984

		79,085,519

	Energy (1.0%)

3,995,000	EQT Corp.^ 1.750%, 05/01/26	11,970,298

5,290,000	Pioneer Natural Resources Company 0.250%, 05/15/25	12,113,095

		24,083,393

	Financials (0.2%)

3,950,000	Ares Capital Corp.^ 4.625%, 03/01/24	4,229,660

	Health Care (2.6%)

4,950,000	CONMED Corp.* 2.250%, 06/15/27	4,764,128

8,595,000	Dexcom, Inc.^ 0.250%, 11/15/25	8,193,785

3,899,000	Envista Holdings Corp.^ 2.375%, 06/01/25	7,799,988

3,272,000	Halozyme Therapeutics, Inc. 0.250%, 03/01/27	3,064,130

3,365,000	Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	3,254,258

12,670,000	Jazz Investments I, Ltd. 2.000%, 06/15/26	15,129,247

5,250,000	Omnicell, Inc. 0.250%, 09/15/25	6,530,370

PRINCIPAL AMOUNT		VALUE

9,355,000	Pacira BioSciences, Inc. 0.750%, 08/01/25	$9,656,044

4,400,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	4,332,812

		62,724,762

	Industrials (2.8%)

3,950,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	4,485,264

1,300,000	Chart Industries, Inc.* 1.000%, 11/15/24	4,353,635

14,230,000	John Bean Technologies Corp. 0.250%, 05/15/26	13,311,596

8,645,000	Middleby Corp. 1.000%, 09/01/25	10,782,390

20,125,000	Southwest Airlines Company^ 1.250%, 05/01/25	25,445,446

13,615,000	Uber Technologies, Inc.^ 0.000%, 12/15/25	11,357,497

		69,735,828

	Information Technology (3.7%)

3,400,000	Akamai Technologies, Inc. 0.375%, 09/01/27	3,526,174

6,326,000	Bill.com Holdings, Inc.*^ 0.000%, 04/01/27	5,174,478

6,580,000	CyberArk Software, Ltd.^ 0.000%, 11/15/24	7,109,756

1,960,000	Datadog, Inc. 0.125%, 06/15/25	2,588,474

	Enphase Energy, Inc.

8,204,000	0.000%, 03/01/26	9,856,040

4,990,000	0.000%, 03/01/28	6,214,247

11,597,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	12,227,761

2,235,000	Nova, Ltd. 0.000%, 10/15/25	3,320,249

12,675,000	ON Semiconductor Corp.^ 0.000%, 05/01/27	17,705,454

3,825,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	6,629,222

4,450,000	Perficient, Inc.* 0.125%, 11/15/26	3,866,961

3,322,000	Silicon Laboratories, Inc.^ 0.625%, 06/15/25	4,449,985

4,725,000	Tyler Technologies, Inc. 0.250%, 03/15/26	4,967,912

2,255,000	Workday, Inc. 0.250%, 10/01/22	2,455,131

		90,091,844

	Materials (0.2%)

2,843,000	Lithium Americas Corp.* 1.750%, 01/15/27	2,481,797

2,485,000	MP Materials Corp.* 0.250%, 04/01/26	2,518,597

		5,000,394

	Real Estate (0.4%)

8,975,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	8,893,328

See accompanying Notes to Schedule of Investments

1

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

	TOTAL CONVERTIBLE BONDS (Cost $348,620,413)	380,743,904

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (6.5%)

	Communication Services (1.3%)

25,725	T-Mobile Exchangeable Trust* 5.250%, 06/01/23	$30,972,926

	Consumer Discretionary (0.6%)

122,480	Aptiv, PLC 5.500%, 06/15/23	14,853,150

	Financials (0.6%)

80,250	AMG Capital Trust II 5.150%, 10/15/37	3,933,293

154,380	KKR & Company, Inc.^ 6.000%, 09/15/23	10,806,600

		14,739,893

	Health Care (0.3%)

68,325	Boston Scientific Corp.^ 5.500%, 06/01/23	7,435,126

	Information Technology (0.9%)

12,805	Broadcom, Inc. 8.000%, 09/30/22	21,484,229

	Utilities (2.8%)

131,150	AES Corp.^ 6.875%, 02/15/24	11,903,174

437,420	American Electric Power Company, Inc.^ 6.125%, 08/15/23	24,180,578

80,675	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)^§** 4.566%, 09/15/29	3,559,381

328,535	DTE Energy Company 6.250%, 11/01/22	16,962,262

	NextEra Energy, Inc.

113,060	4.872%, 09/01/22	6,940,753

88,405	6.219%, 09/01/23	4,674,856

		68,221,004

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $138,336,478)	157,706,328

COMMON STOCKS (68.3%)

	Communication Services (5.9%)

781,600	Alphabet, Inc. - Class A#~	90,915,712

321,635	Comcast Corp. - Class A	12,067,745

139,280	Meta Platforms, Inc. - Class A#	22,159,448

27,710	Netflix, Inc.#	6,231,979

126,745	Walt Disney Company#	13,447,645

		144,822,529

	Consumer Discretionary (7.4%)

561,200	Amazon.com, Inc.#	75,733,940

1,795	Booking Holdings, Inc.#	3,474,564

50,445	Home Depot, Inc.	15,180,918

33,625	Lowe’s Companies, Inc.	6,440,196

47,685	McDonald’s Corp.	12,558,798

NUMBER OF SHARES		VALUE

207,960	MGM Resorts International	$6,806,531

100,640	NIKE, Inc. - Class B	11,565,549

66,830	Starbucks Corp.	5,665,847

35,295	Tesla, Inc.#	31,463,728

50,060	TJX Companies, Inc.	3,061,670

21,935	Ulta Beauty, Inc.#	8,530,741

		180,482,482

	Consumer Staples (5.2%)

408,935	Coca-Cola Company	26,241,359

23,370	Costco Wholesale Corp.	12,650,181

29,190	Estee Lauder Companies, Inc. - Class A	7,971,789

215,050	Mondelez International, Inc. - Class A	13,771,802

98,075	PepsiCo, Inc.	17,159,202

155,005	Philip Morris International, Inc.	15,058,736

152,560	Procter & Gamble Company	21,192,110

98,230	Walmart, Inc.	12,971,271

		127,016,450

	Energy (3.8%)

136,015	Chevron Corp.	22,276,537

97,640	ConocoPhillips	9,513,065

258,910	Exxon Mobil Corp.	25,096,146

76,190	Hess Corp.	8,569,089

111,565	Marathon Petroleum Corp.~	10,226,048

141,440	Schlumberger, NV	5,237,523

140,095	Sysco Corp.	11,894,066

		92,812,474

	Financials (7.7%)

39,170	American Express Company	6,032,963

99,710	American International Group, Inc.	5,161,987

43,888	Assurant, Inc.	7,714,633

478,735	Bank of America Corp.	16,186,030

9,110	BlackRock, Inc.	6,096,230

185,505	Charles Schwab Corp.	12,809,120

76,160	Chubb, Ltd.	14,366,822

106,880	Citigroup, Inc.	5,547,072

84,145	Discover Financial Services	8,498,645

21,995	Goldman Sachs Group, Inc.	7,332,913

363,495	Huntington Bancshares, Inc.	4,830,849

212,245	JPMorgan Chase & Company	24,484,583

521,880	KeyCorp	9,550,404

122,180	Marsh & McLennan Companies, Inc.	20,032,633

236,405	Morgan Stanley	19,928,942

37,360	Northern Trust Corp.	3,727,781

320,775	Wells Fargo & Company~	14,072,399

		186,374,006

	Health Care (9.7%)

162,065	Abbott Laboratories~	17,639,155

154,825	AbbVie, Inc.	22,218,936

99,305	Alcon, Inc.	7,754,727

208,251	Avantor, Inc.#	6,043,444

197,855	Bristol-Myers Squibb Company	14,597,742

68,650	Danaher Corp.	20,009,415

34,505	Elevance Health, Inc.	16,462,335

42,885	Eli Lilly & Company	14,138,756

203,220	Johnson & Johnson	35,465,954

318,945	Pfizer, Inc.	16,109,912

17,665	Stryker Corp.	3,793,559

17,705	Thermo Fisher Scientific, Inc.	10,594,849

See accompanying Notes to Schedule of Investments

2

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

92,715	UnitedHealth Group, Inc.	$50,283,053

		235,111,837

	Industrials (5.2%)

813,840	CSX Corp.	26,311,447

120,840	Honeywell International, Inc.	23,256,866

87,210	JB Hunt Transport Services, Inc.	15,982,977

36,270	Northrop Grumman Corp.	17,369,703

353,765	Raytheon Technologies Corp.	32,974,436

42,150	Union Pacific Corp.	9,580,695

		125,476,124

	Information Technology (20.0%)

57,015	Accenture, PLC - Class A	17,461,414

18,515	Adobe, Inc.#	7,593,372

37,580	Advanced Micro Devices, Inc.#	3,550,183

982,945	Apple, Inc.	159,738,392

185,485	Cisco Systems, Inc.	8,415,454

100,905	Fidelity National Information Services, Inc.	10,308,455

8,450	Intuit, Inc.	3,854,637

29,800	Lam Research Corp.	14,915,198

61,095	Mastercard, Inc. - Class A	21,614,800

78,250	Micron Technology, Inc.	4,840,545

486,955	Microsoft Corp.~	136,707,747

165,360	NVIDIA Corp.	30,034,337

66,560	Oracle Corp.	5,181,030

42,205	QUALCOMM, Inc.	6,122,257

72,820	salesforce, Inc.#	13,400,336

18,370	ServiceNow, Inc.#	8,205,144

168,980	Visa, Inc. - Class A	35,842,348

		487,785,649

	Materials (2.4%)

67,965	Celanese Corp.	7,986,567

98,030	Eaton Corp., PLC	9,069,735

244,845	Freeport-McMoRan, Inc.	7,724,860

90,600	Linde, PLC	27,361,200

41,045	PPG Industries, Inc.	5,306,708

		57,449,070

	Real Estate (1.0%)

60,195	American Tower Corp.	16,302,612

235,058	Invitation Homes, Inc.	9,174,313

		25,476,925

	TOTAL COMMON STOCKS (Cost $816,444,648)	1,662,807,546

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (2.0%)

	U.S. Treasury Note

24,340,000	2.500%, 05/31/24^	24,156,975

24,335,000	2.250%, 03/31/24	24,057,904

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $48,575,803)	48,214,879

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.3%) #

	Consumer Discretionary (0.0%)

2,225	Amazon.com, Inc.

30,026,375	Put, 09/16/22, Strike $100.00	$83,438

162	Tesla, Inc.

14,441,490	Call, 09/16/22, Strike $950.00	739,935

		823,373

	Financials (0.1%)

	Berkshire Hathaway, Inc.

1,100

33,066,000	Call, 11/18/22, Strike $310.00	1,168,750

760

22,845,600	Call, 09/16/22, Strike $340.00	25,080

		1,193,830

	Information Technology (0.0%)

1,500	Apple, Inc.

24,376,500	Put, 08/05/22, Strike $160.00	196,500

	Other (0.2%)

1,200	Invesco QQQ Trust Series

37,855,200	Put, 09/16/22, Strike $290.00	497,400

10,700	iShares MSCI EAFE ETF

70,320,400	Call, 09/16/22, Strike $71.00	139,100

11,115	iShares MSCI EAFE ETF

73,047,780	Call, 09/16/22, Strike $78.00	83,362

2,300	iShares Russell 2000 ETF

43,067,500	Call, 12/16/22, Strike $180.00	3,759,350

3,065	iShares Russell 2000 ETF

57,392,125	Call, 09/16/22, Strike $200.00	551,700

65	S&P 500 Index

26,846,885	Put, 09/16/22, Strike $4,000.00	455,975

800	Visa, Inc.

16,968,800	Put, 08/19/22, Strike $200.00	120,000

		5,606,887

	TOTAL PURCHASED OPTIONS (Cost $20,427,853)	7,820,590

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (8.2%)

67,983,365	JPMorgan Prime Money Market Fund - Capital Class, 0.400%***† (Cost $67,983,365)	67,983,365

132,382,677	State Street Navigator Securities Lending Government Money Market Portfolio, 2.001%† (Cost $132,382,677)	132,382,677

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $200,366,042)	200,366,042

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

VALUE
TOTAL INVESTMENTS (100.9%) (Cost $1,572,771,237)	$2,457,659,289

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-8.2%)	(200,366,042)

OTHER ASSETS, LESS LIABILITIES (7.3%)	178,564,700

NET ASSETS (100.0%)	$2,435,857,947

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2022.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $11,149,252.
***	The rate disclosed is the 7 day net yield as of July 31, 2022.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2022.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

4

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (0.9%)

	Consumer Discretionary (0.6%)

935	Aptiv, PLC^ 5.500%, 06/15/23	$113,387

	Health Care (0.3%)

540	Boston Scientific Corp.^ 5.500%, 06/01/23	58,763

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $237,162)	172,150

COMMON STOCKS (94.1%)

	Communication Services (7.7%)

6,200	Alphabet, Inc. - Class C#	723,168

1,466	AT&T, Inc.	27,531

3,390	Comcast Corp. - Class A	127,193

485	Live Nation Entertainment, Inc.#	45,585

1,145	Meta Platforms, Inc. - Class A#	182,169

225	Netflix, Inc.#	50,603

1,085	T-Mobile US, Inc.#	155,220

935	Walt Disney Company#	99,204

		1,410,673

	Consumer Discretionary (10.9%)

4,500	Amazon.com, Inc.#	607,275

55	Booking Holdings, Inc.#	106,463

6,675	Ford Motor Company	98,056

355	Home Depot, Inc.	106,834

440	Lowe’s Companies, Inc.	84,273

600	McDonald’s Corp.	158,022

2,905	MGM Resorts International	95,080

1,340	NIKE, Inc. - Class B	153,993

775	Starbucks Corp.	65,704

380	Tesla, Inc.#	338,751

1,130	TJX Companies, Inc.	69,111

190	Ulta Beauty, Inc.#	73,893

155	Vail Resorts, Inc.	36,755

		1,994,210

	Consumer Staples (7.1%)

3,305	Coca-Cola Company	212,082

205	Costco Wholesale Corp.	110,966

225	Estee Lauder Companies, Inc. - Class A	61,448

1,615	Mondelez International, Inc. - Class A	103,425

1,085	PepsiCo, Inc.	189,832

1,520	Philip Morris International, Inc.	147,668

1,190	Procter & Gamble Company	165,303

2,175	Sysco Corp.	184,657

940	Walmart, Inc.	124,127

		1,299,508

	Energy (4.9%)

920	Chevron Corp.	150,677

1,690	ConocoPhillips	164,657

2,680	Exxon Mobil Corp.	259,772

695	Hess Corp.	78,167

1,335	Marathon Petroleum Corp.	122,366

NUMBER OF SHARES		VALUE

325	Pioneer Natural Resources Company	$77,009

1,070	Schlumberger, NV	39,622

		892,270

	Financials (9.8%)

690	American Express Company	106,274

360	American International Group, Inc.	18,637

655	Assurant, Inc.	115,136

3,980	Bank of America Corp.	134,564

175	Berkshire Hathaway, Inc. - Class B#	52,605

70	BlackRock, Inc.	46,843

1,810	Charles Schwab Corp.	124,980

735	Chubb, Ltd.	138,650

1,085	Citigroup, Inc.	56,312

750	Discover Financial Services	75,750

215	Goldman Sachs Group, Inc.	71,679

4,735	Huntington Bancshares, Inc.	62,928

1,750	JPMorgan Chase & Company	201,880

3,580	KeyCorp	65,514

850	Marsh & McLennan Companies, Inc.	139,366

1,995	Morgan Stanley	168,178

460	Northern Trust Corp.	45,899

3,840	Wells Fargo & Company	168,461

		1,793,656

	Health Care (14.1%)

1,955	Abbott Laboratories	212,782

1,795	AbbVie, Inc.	257,600

740	Alcon, Inc.	57,787

1,474	Avantor Funding, Inc.#	42,775

2,880	Bristol-Myers Squibb Company	212,486

580	Danaher Corp.	169,053

240	Dexcom, Inc.#	19,699

335	Elevance Health, Inc.	159,829

675	Eli Lilly & Company	222,541

1,910	Johnson & Johnson	333,333

730	Medtronic, PLC	67,540

4,545	Pfizer, Inc.	229,568

245	Stryker Corp.	52,614

200	Thermo Fisher Scientific, Inc.	119,682

775	UnitedHealth Group, Inc.	420,313

		2,577,602

	Industrials (6.5%)

6,895	CSX Corp.	222,915

840	Fortive Corp.	54,138

900	Honeywell International, Inc.	173,214

615	JB Hunt Transport Services, Inc.	112,711

255	John Bean Technologies Corp.	28,639

270	Northrop Grumman Corp.	129,303

2,490	Raytheon Technologies Corp.	232,093

4,080	Southwest Airlines Company#	155,530

395	Union Pacific Corp.	89,783

		1,198,326

	Information Technology (27.4%)

660	Accenture, PLC - Class A	202,132

135	Adobe, Inc.#	55,366

8,615	Apple, Inc.	1,400,024

615	Applied Materials, Inc.	65,178

440	Broadcom, Inc.	235,611

See accompanying Notes to Schedule of Investments

1

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

2,235	Cisco Systems, Inc.	$101,402

115	Enphase Energy, Inc.#	32,681

875	Fidelity National Information Services, Inc.	89,390

1,100	Intel Corp.	39,941

350	Intuit, Inc.	159,659

160	Lam Research Corp.	80,082

605	Mastercard, Inc. - Class A	214,043

1,125	Microchip Technology, Inc.	77,467

530	Micron Technology, Inc.	32,786

4,340	Microsoft Corp.	1,218,412

1,365	NVIDIA Corp.	247,925

1,780	Oracle Corp.	138,555

85	Palo Alto Networks, Inc.#	42,424

440	QUALCOMM, Inc.	63,826

675	salesforce, Inc.#	124,213

130	ServiceNow, Inc.#	58,066

550	Texas Instruments, Inc.	98,389

1,145	Visa, Inc. - Class A	242,866

		5,020,438

	Materials (2.2%)

725	Celanese Corp.	85,195

2,140	Freeport-McMoRan, Inc.	67,517

660	Linde, PLC	199,320

300	PPG Industries, Inc.	38,787

75	Sherwin-Williams Company	18,145

		408,964

	Real Estate (0.7%)

370	American Tower Corp.	100,207

720	Invitation Homes, Inc.	28,102

		128,309

	Utilities (2.8%)

5,750	AES Corp.	127,765

1,850	American Electric Power Company, Inc.	182,336

945	DTE Energy Company	123,134

1,000	NextEra Energy, Inc.	84,490

		517,725

	TOTAL COMMON STOCKS (Cost $11,275,012)	17,241,681

EXCHANGE-TRADED FUNDS (1.5%)
	Other (1.5%)

570	iShares Biotechnology ETF	70,725

1,095	iShares Russell 2000 ETF^	205,039

	TOTAL EXCHANGE-TRADED FUNDS (Cost $290,591)	275,764

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.8%)

335,374	State Street Navigator Securities Lending Government Money Market Portfolio, 2.001%† (Cost $335,374)	$335,374

TOTAL INVESTMENTS (98.3%) (Cost $12,138,139)		18,024,969

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.8%)		(335,374)
OTHER ASSETS, LESS LIABILITIES (3.5%)		644,179

NET ASSETS (100.0%)		$18,333,774

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
#	Non-income producing security.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2022.

See accompanying Notes to Schedule of Investments

2

Calamos Select Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE
COMMON STOCKS (98.0%)
	Communication Services (9.4%)

15,000	Alphabet, Inc. - Class A#	$1,744,800

3,471	Meta Platforms, Inc. - Class A#	552,236

4,784	T-Mobile US, Inc.#	684,399

9,841	Verizon Communications, Inc.	454,556

6,139	Walt Disney Company#	651,348

		4,087,339

	Consumer Discretionary (10.6%)

13,040	Amazon.com, Inc.#	1,759,748

3,172	Aptiv, PLC#	332,711

1,206	Lululemon Athletica, Inc.#	374,475

4,900	NIKE, Inc. - Class B	563,108

4,333	Starbucks Corp.	367,352

903	Tesla, Inc.#	804,979

6,286	TJX Companies, Inc.	384,452

		4,586,825

	Consumer Staples (8.0%)

10,971	Coca-Cola Company	704,009

2,806	Constellation Brands, Inc. - Class A	691,146

1,757	Estee Lauder Companies, Inc. - Class A	479,837

10,867	Mondelez International, Inc. - Class A	695,923

6,791	Walmart, Inc.	896,751

		3,467,666

	Energy (6.1%)

7,824	Chevron Corp.	1,281,415

5,604	Hess Corp.	630,282

8,508	Sysco Corp.	722,329

		2,634,026

	Financials (9.8%)

4,715	American Express Company	726,204

17,705	Bank of America Corp.	598,606

2,111	Chubb, Ltd.	398,219

2,209	Goldman Sachs Group, Inc.	736,458

31,682	Huntington Bancshares, Inc.	421,054

4,232	Marsh & McLennan Companies, Inc.	693,879

15,502	Wells Fargo & Company	680,073

		4,254,493

	Health Care (15.6%)

11,247	Boston Scientific Corp.#	461,689

11,897	Bristol-Myers Squibb Company	877,761

3,614	Danaher Corp.	1,053,373

3,280	Dexcom, Inc.#	269,222

4,187	Edwards Lifesciences Corp.#	420,961

3,821	Eli Lilly & Company	1,259,745

1,865	IQVIA Holdings, Inc.#	448,104

3,682	Jazz Pharmaceuticals, PLC#	574,613

2,609	UnitedHealth Group, Inc.	1,414,965

		6,780,433

	Industrials (10.3%)

11,637	Air Lease Corp. - Class A	431,849

21,934	CSX Corp.	709,126

2,809	Honeywell International, Inc.	540,620

NUMBER OF SHARES		VALUE

6,693	Raytheon Technologies Corp.	$623,855

12,598	Southwest Airlines Company#	480,236

18,332	Uber Technologies, Inc.#	429,885

1,858	Union Pacific Corp.	422,323

5,105	Waste Management, Inc.	840,079

		4,477,973

	Information Technology (23.2%)

1,377	Accenture, PLC - Class A	421,720

19,107	Apple, Inc.	3,105,079

3,000	Block, Inc.#	228,180

765	Broadcom, Inc.	409,642

5,622	Micron Technology, Inc.	347,777

9,580	Microsoft Corp.	2,689,489

3,220	NVIDIA Corp.	584,849

1,211	Paycom Software, Inc.#	400,223

3,421	Salesforce, Inc.#	629,532

1,680	Snowflake, Inc. - Class A#	251,849

4,819	Visa, Inc. - Class A	1,022,158

		10,090,498

	Materials (2.3%)

3,009	Celanese Corp.	353,587

2,214	Linde, PLC	668,628

		1,022,215

	Utilities (2.7%)

6,049	Dominion Energy, Inc.	495,897

8,038	NextEra Energy, Inc.	679,131

		1,175,028

	TOTAL COMMON STOCKS (Cost $33,162,879)	42,576,496

TOTAL INVESTMENTS (98.0%) (Cost $33,162,879)		42,576,496

OTHER ASSETS, LESS LIABILITIES (2.0%)		890,400

NET ASSETS (100.0%)		$43,466,896

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

See accompanying Notes to Schedule of Investments

1

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE
COMMON STOCKS (95.2%)
		Communication Services (3.0%)

104,000	HKD	Baidu, Inc. - Class A#	$1,797,577

1,065,000	SGD	Singapore Telecommunications, Ltd.	2,013,993

53,700	HKD	Tencent Holdings, Ltd.	2,075,441

			5,887,011

		Consumer Discretionary (15.0%)

97,000	HKD	Alibaba Group Holding, Ltd.#	1,090,616

18,207		Alibaba Group Holding, Ltd.#~	1,627,160

20,225		Aptiv, PLC#~	2,121,400

820		Booking Holdings, Inc.#	1,587,266

28,000	CNY	BYD Company, Ltd. - Class A	1,338,284

77,200	GBP	Compass Group, PLC	1,809,293

62,109	HKD	JD.com, Inc. - Class A	1,852,870

170,000	HKD	Li Ning Company, Ltd.	1,378,977

5,250		Lululemon Athletica, Inc.#	1,630,177

8,625	EUR	LVMH Moet Hennessy Louis Vuitton, SE	5,988,803

61,000	HKD	Meituan - Class B#*	1,368,434

7,200	JPY	Oriental Land Company, Ltd.	1,093,167

30,300	EUR	Prosus, NV#	1,976,620

631,200	HKD	Sands China, Ltd.#	1,480,505

42,400	JPY	Sony Group Corp.	3,596,703

			29,940,275

		Consumer Staples (4.9%)

68,200	GBP	British American Tobacco, PLC	2,672,324

47,300	GBP	Diageo, PLC	2,240,689

18,500	CHF	Nestle, SA	2,266,755

65,200	JPY	Seven & i Holdings Company, Ltd.	2,657,565

			9,837,333

		Energy (6.6%)

76,600	CAD	Canadian Natural Resources, Ltd.	4,229,734

66,400	NOK	Equinor, ASA	2,556,658

315,000	AUD	New Hope Corp., Ltd.	975,895

101,900		Schlumberger, NV	3,773,357

48,100	CAD	Suncor Energy, Inc.	1,632,444

			13,168,088

		Financials (13.6%)

550,200	HKD	AIA Group, Ltd.	5,527,663

1,830,000	IDR	Bank Mandiri Persero, Tbk PT	1,024,358

255,000	EUR	Bank of Ireland Group, PLC	1,460,578

15,450	CAD	Bank of Montreal^	1,540,234

72,200	SGD	DBS Group Holdings, Ltd.	1,647,485

130,400	INR	HDFC Bank, Ltd.	2,384,895

144,800	EUR	ING Groep, NV	1,406,562

335,200		Itau Unibanco Holding, SA	1,508,400

4,036,900	GBP	Lloyds Banking Group, PLC	2,235,062

908,300	GBP	Man Group, PLC	3,021,679

265,000	HKD	Ping An Insurance Group Co-H	1,557,415

237,100		UBS Group, AG#^	3,850,504

			27,164,835

		Health Care (15.9%)

64,832		Alcon, Inc.~	5,062,731

34,400	GBP	AstraZeneca, PLC	4,525,018

12,325	AUD	CSL, Ltd.	2,509,579

9,300		Galapagos, NV#^	473,463

NUMBER OF SHARES			VALUE

2,900	DKK	Genmab, A/S#	$1,031,878

2,850	CHF	Lonza Group, AG	1,732,091

77,093	DKK	Novo Nordisk, A/S - Class B	8,979,311

71,000	JPY	OLYMPUS Corp.	1,519,553

40,968	EUR	Sanofi	4,071,134

184,500	HKD	Wuxi Biologics Cayman, Inc.#*	1,766,055

			31,670,813

		Industrials (12.9%)

40,250	EUR	Airbus, SE	4,339,823

17,900	EUR	Alfen Beheer, BV#*	2,089,614

101,460	SEK	Atlas Copco, AB - Class A	1,186,002

30,650	CAD	Canadian Pacific Railway, Ltd.	2,416,720

202,000	EUR	Leonardo S.p.A	1,892,053

12,200	EUR	Rheinmetall, AG	2,237,200

91,400	SEK	Sandvik, AB	1,684,153

12,675	EUR	Schneider Electric, SE	1,753,001

290,000	SGD	Singapore Airlines, Ltd.#^	1,147,283

33,500	EUR	Thales, SA	4,166,047

27,950	EUR	Vinci, SA	2,679,252

			25,591,148

		Information Technology (16.6%)

1,505	EUR	Adyen, NV#*	2,707,152

27,200	EUR	Amadeus IT Group, SA#	1,586,037

15,485	EUR	ASML Holding, NV	8,900,126

18,300		CyberArk Software, Ltd.#	2,381,379

235,000	TWD	E Ink Holdings, Inc.	1,546,015

7,700	JPY	Keyence Corp.	3,051,834

615,000	HKD	Kingdee International Software Group Company, Ltd.#	1,327,860

473,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	8,111,744

22,250		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,968,680

309,000	BRL	TOTVS, SA	1,574,830

			33,155,657

		Materials (4.7%)

98,000	CAD	Barrick Gold Corp.	1,544,368

1,480,000	AED	Fertiglobe, PLC	1,933,006

373,200	GBP	Glencore, PLC#	2,115,185

26,600	AUD	Rio Tinto, Ltd.	1,842,969

62,000		Teck Resources, Ltd. - Class B	1,822,180

			9,257,708

		Special Purpose Acquisition Company (2.0%)

151,400	EUR	Shell, PLC	4,034,983

		TOTAL COMMON STOCKS (Cost $171,904,880)	189,707,851

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTIONS (0.8%) #

		Consumer Discretionary (0.0%)

215		Aptiv, PLC

2,255,135		Put, 08/19/22, Strike $87.50	$11,288

See accompanying Notes to Schedule of Investments

1

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

11	Booking Holdings, Inc.

2,129,259	Put, 08/19/22, Strike $1,700.00	$21,835

		33,123

	Energy (0.2%)

790	Canadian Natural Resources, Ltd.

4,360,800	Call, 01/20/23, Strike $60.00	327,850

	Information Technology (0.2%)

1,195	Taiwan Semiconductor

10,573,360	Manufacturing Company, Ltd.

	Put, 10/21/22, Strike $80.00	311,895

	Other (0.3%)

6,340	iShares China Large-Cap ETF

19,260,920	Put, 10/21/22, Strike $28.00	516,710

	Special Purpose Acquisition Company (0.1%)

775	Shell, PLC

4,136,950	Call, 01/20/23, Strike $55.00	294,500

	TOTAL PURCHASED OPTIONS (Cost $2,110,744)	1,484,078

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.8%)

1,626,172	State Street Navigator Securities Lending Government Money Market Portfolio, 2.001%† (Cost $1,626,172)	1,626,172

TOTAL INVESTMENTS (96.8%) (Cost $175,641,796)		192,818,101

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.8%)		(1,626,172)

OTHER ASSETS, LESS LIABILITIES (4.0%)		8,015,636

NET ASSETS (100.0%)		$199,207,565

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
JPMorgan Chase Bank N.A.	British Pound Sterling	09/29/22	3,181,000	$3,878,967	$58,605

					$58,605

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $2,586,045.
*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2022.

FOREIGN CURRENCY ABBREVIATIONS

AED	UAE Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

2

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2022

	Value	% of Total Investments
European Monetary Unit	$51,288,985	26.6%
US Dollar	30,916,947	16.0%
Hong Kong Dollar	21,223,413	11.0%
British Pound Sterling	18,619,250	9.7%
Japanese Yen	11,918,822	6.2%
Canadian Dollar	11,363,500	5.9%
Danish Krone	10,011,189	5.2%
New Taiwan Dollar	9,657,759	5.0%
Australian Dollar	5,328,443	2.8%
Singapore Dollar	4,808,761	2.5%
Swiss Franc	3,998,846	2.1%
Swedish Krona	2,870,155	1.5%
Norwegian Krone	2,556,658	1.3%
Indian Rupee	2,384,895	1.2%
UAE Dirham	1,933,006	1.0%
Brazilian Real	1,574,830	0.8%
Chinese Yuan Renminbi	1,338,284	0.7%
Indonesian Rupiah	1,024,358	0.5%

Total Investments	$192,818,101	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (9.0%)
		Consumer Discretionary (1.1%)

3,700,000		Bosideng International Holdings, Ltd. 1.000%, 12/17/24	$4,167,939

		Financials (2.0%)

63,000,000	HKD	Citigroup Global Markets Funding Luxembourg SCA 0.000%, 07/25/24	7,742,036

		Industrials (1.1%)

5,750,000	SGD	Singapore Airlines, Ltd. 1.625%, 12/03/25	4,426,509

		Information Technology (2.1%)

3,441,000		Enphase Energy, Inc. 0.000%, 03/01/26	4,133,914
30,000,000	HKD	Kingsoft Corp, Ltd. 0.625%, 04/29/25	4,058,689

			8,192,603

		Materials (2.0%)

7,600,000		Glencore Funding, LLC 0.000%, 03/27/25	8,034,568

		Real Estate (0.7%)

2,600,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	2,900,050

		TOTAL CONVERTIBLE BONDS (Cost $36,886,287)	35,463,705

NUMBER OF SHARES			VALUE
COMMON STOCKS (88.3%)

		Communication Services (5.5%)

27,170		Baidu, Inc. (ADR)#	3,710,607

214,000	HKD	Baidu, Inc. - Class A#	3,698,861

375,300	HKD	Tencent Holdings, Ltd.	14,504,899

			21,914,367

		Consumer Discretionary (18.6%)

678,400	HKD	Alibaba Group Holding, Ltd.#	7,627,569

29,635		Alibaba Group Holding, Ltd. (ADR)#	2,648,480

434,871		Arcos Dorados Holdings, Inc. - Class A~	3,157,163

95,566	CNY	BYD Company, Ltd. - Class A	4,567,658

92,801	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	2,898,640

1,882,000	HKD	Geely Automobile Holdings, Ltd.	3,731,806

503,381	CNY	Haier Smart Home Company, Ltd. - Class A	1,854,798

1,021,000	INR	Indian Hotels Company, Ltd. - Class A	3,399,809

244,821	HKD	JD.com, Inc. - Class A	7,303,633

1,316,000	HKD	Jiumaojiu International Holdings, Ltd.*	2,863,459

348,600	HKD	Li Ning Company, Ltd.	2,827,715

290,900	INR	Mahindra & Mahindra, Ltd.	4,285,596

NUMBER OF SHARES			VALUE

279,700	HKD	Meituan - Class B#*	$6,274,608

3,100,250	THB	Minor International PCL#	2,821,472

44,000		New Oriental Education & Technology Group, Inc. (ADR)#	1,206,040

1,640	INR	Page Industries, Ltd.	1,011,235

47,000	EUR	Prosus, NV	3,066,044

2,536,200	HKD	Samsonite International, SA#*	5,319,952

1,536,800	HKD	Sands China, Ltd.#	3,604,626

64,200	HKD	Yum China Holdings, Inc.	3,005,848

			73,476,151

		Consumer Staples (6.4%)

20,500	INR	Britannia Industries, Ltd.	1,009,176

30,200	INR	Hindustan Unilever, Ltd.	1,006,725

405,100	BRL	Hypera, SA	3,334,533

11,000	CNY	Kweichow Moutai Company, Ltd. - Class A	3,099,263

133,700	CNY	Proya Cosmetics Company, Ltd. - Class A	3,499,657

1,016,000	HKD	Smoore International Holdings, Ltd.*	2,346,375

7,800,000	IDR	Sumber Alfaria Trijaya Tbk PT	987,452

582,000	INR	Varun Beverages, Ltd.	6,492,643

928,500	MXN	Wal-Mart de Mexico, SAB de CV	3,375,494

			25,151,318

		Energy (7.7%)

163,200	EUR	Motor Oil Hellas Corinth Refineries, SA	2,828,797

782,900	THB	PTT Exploration & Production, PCL	3,456,160

265,960	INR	Reliance Industries, Ltd.	8,451,094

186,500	ZAR	Sasol, Ltd.#	3,917,763

158,000		Schlumberger, NV~	5,850,740

2,691,500	IDR	United Tractors, Tbk PT	5,882,035

			30,386,589

		Financials (17.1%)

379,000	HKD	AIA Group, Ltd.	3,807,678

11,090,500	IDR	Bank Central Asia, Tbk PT	5,514,861

5,611,000	IDR	Bank Mandiri Persero, Tbk PT	3,140,803

978,402	AED	First Abu Dhabi Bank, PJSC	5,178,188

793,700	ZAR	FirstRand, Ltd.	3,139,697

106,400	KRW	Hana Financial Group, Inc.	3,049,050

399,200	INR	HDFC Bank, Ltd.	7,300,999

115,400	INR	Housing Development Finance Corp., Ltd.	3,498,923

234,425		ICICI Bank, Ltd. (ADR)	4,871,352

1,617,100		Itau Unibanco Holding, SA (ADR)	7,276,950

779,700	THB	Kasikornbank PCL	3,062,415

1,333,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	7,834,092

5,495,000	HKD	Postal Savings Bank of China Company of China, Ltd. - Class H*	3,635,625

324,250	SAR	Saudi National Bank	6,086,736

			67,397,369

		Health Care (4.9%)

651,501	CNY	Aier Eye Hospital Group Company, Ltd. - Class A	2,944,535

616,500	THB	Bumrungrad Hospital PCL	3,048,166

76,300	SAR	Dallah Healthcare Company	2,511,243

165,000	CNY	Hangzhou Tigermed Consulting Company, Ltd. - Class A	2,502,359

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

54,500	SAR	Mouwasat Medical Services Company	$3,588,500

477,500	HKD	Wuxi Biologics Cayman, Inc.#*	4,570,684

			19,165,487

		Industrials (7.7%)

1,524,400	THB	Airports of Thailand PCL#	2,909,239

1,780,800	INR	Bharat Electronics, Ltd.	6,190,251

40,200	CNY	Contemporary Amperex Technology Company, Ltd. - Class A#	3,054,482

156,500	INR	Hindustan Aeronautics, Ltd.	4,009,347

96,600	KRW	Korea Aerospace Industries, Ltd.	4,248,408

311,128	CNY	Ningbo Orient Wires & Cables Company, Ltd. - Class A	3,695,779

181,634	CNY	Sungrow Power Supply Company, Ltd. - Class A	3,347,316

1,070,909	CNY	YTO Express Group Company, Ltd. - Class A	3,074,449

			30,529,271

		Information Technology (15.7%)

430,000	HKD	BOE Varitronix, Ltd.	999,691

626,000	TWD	E Ink Holdings, Inc.	4,118,320

169,000		Infosys, Ltd. (ADR)	3,293,810

1,702,000	HKD	Kingdee International Software Group Company, Ltd.#	3,674,826

87,000	TWD	MediaTek, Inc.	2,004,487

160,000	KRW	Samsung Electronics Company, Ltd.	7,573,623

1,933,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	33,161,239

45,575		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	4,032,476

627,500	BRL	TOTVS, SA	3,198,078

			62,056,550

		Materials (2.1%)

199,000	CAD	Barrick Gold Corp.	3,136,012

3,877,000	AED	Fertiglobe, PLC	5,063,692

			8,199,704

		Real Estate (2.1%)

5,683,400	PHP	Ayala Land, Inc.	2,608,313

961,500	HKD	China Overseas Land & Investment, Ltd.	2,657,027

618,200	INR	DLF, Ltd.	3,009,122

			8,274,462

		Utilities (0.5%)

44,200	SAR	ACWA Power Company	2,066,793

		TOTAL COMMON STOCKS (Cost $344,304,496)	348,618,061

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (1.8%) #

	Consumer Discretionary (0.2%)

1,030	Li Auto, Inc.

3,382,520	Call, 09/16/22, Strike $40.00	$89,610

630	Pinduoduo, Inc.

3,087,630	Call, 10/21/22, Strike $65.00	143,010

1,680	Trip.com Group, Ltd.

4,331,040	Call, 01/20/23, Strike $30.00	420,000

		652,620

	Information Technology (0.3%)

4,000	Taiwan Semiconductor

35,392,000	Manufacturing Company, Ltd.

	Put, 10/21/22, Strike $80.00	1,044,000

	Other (1.2%)

12,710	iShares China Large-Cap ETF

38,612,980	Put, 10/21/22, Strike $28.00	1,035,865

8,750	iShares MSCI Brazil ETF

25,392,500	Call, 01/20/23, Strike $30.00	2,121,875

	iShares MSCI Emerging Markets

10,130

40,479,480	Put, 09/16/22, Strike $38.00	536,890

9,980

39,880,080	Put, 10/21/22, Strike $37.00	633,730

6,270	Xtrackers Harvest CSI

627,000	Put, 10/21/22, Strike $28.00	294,690

		4,623,050

	Special Purpose Acquisition Company (0.1%)

1,620	Shell, PLC

8,647,560	Call, 01/20/23, Strike $55.00	615,600

	TOTAL PURCHASED OPTIONS (Cost $10,736,989)	6,935,270

TOTAL INVESTMENTS (99.1%) (Cost $391,927,772)		391,017,036

OTHER ASSETS, LESS LIABILITIES (0.9%)		3,636,440

NET ASSETS (100.0%)		$394,653,476

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $5,103,370.
*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS
AED	UAE Dirham
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
SAR	Saudi Riyal
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2022

	Value	% of Total Investments
Hong Kong Dollar	$102,089,699	26.1%
US Dollar	59,319,309	15.2%
Indian Rupee	49,664,920	12.7%
New Taiwan Dollar	39,284,046	10.0%
Chinese Yuan Renminbi	34,538,936	8.8%
Indonesian Rupiah	15,525,151	4.0%
Thai Baht	15,297,452	3.9%
South Korean Won	14,871,081	3.8%
Saudi Riyal	14,253,272	3.6%
UAE Dirham	10,241,880	2.6%
European Monetary Unit	8,794,891	2.3%
South African Rand	7,057,460	1.8%
Brazilian Real	6,532,611	1.7%
Singapore Dollar	4,426,509	1.1%
Mexican Peso	3,375,494	0.9%
Canadian Dollar	3,136,012	0.8%
Philippine Peso	2,608,313	0.7%

Total Investments	$391,017,036	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE
COMMON STOCKS (97.7%)

		Communication Services (7.1%)

25,300		Alphabet, Inc. - Class A#	$2,942,896

40,900	HKD	Baidu, Inc. - Class A#	706,932

3,455		Meta Platforms, Inc. - Class A#	549,690

26,100	HKD	Tencent Holdings, Ltd.	1,008,734

5,189		Walt Disney Company#	550,553

			5,758,805

		Consumer Discretionary (11.4%)

21,020		Amazon.com, Inc.#~	2,836,649

8,055		Aptiv, PLC#	844,889

327		Booking Holdings, Inc.#	632,971

11,200	CNY	BYD Company, Ltd. - Class A	535,313

42,500	GBP	Compass Group, PLC	996,048

5,350		Hilton Worldwide Holdings, Inc.	685,175

1,666	HKD	JD.com, Inc. - Class A	49,701

1,360	EUR	LVMH Moet Hennessy Louis Vuitton, SE	944,321

9,400	JPY	Sony Group Corp.	797,382

1,070		Tesla, Inc.#	953,852

			9,276,301

		Consumer Staples (3.0%)

18,850	GBP	British American Tobacco, PLC	738,612

1,380		Costco Wholesale Corp.	746,994

7,900	CHF	Nestle, SA	967,965

			2,453,571

		Energy (8.3%)

25,500	CAD	Canadian Natural Resources, Ltd.	1,408,071

11,800		Chevron Corp.	1,932,604

11,500		Marathon Petroleum Corp.	1,054,090

5,750		Pioneer Natural Resources Company	1,362,462

26,650		Schlumberger, NV	986,850

			6,744,077

		Financials (12.0%)

142,000	HKD	AIA Group, Ltd.	1,426,623

30,125		Bank of America Corp.	1,018,526

1,970		Berkshire Hathaway, Inc. - Class B#	592,182

1,950		Chubb, Ltd.	367,848

52,990	INR	HDFC Bank, Ltd.	969,138

7,300		JPMorgan Chase & Company	842,128

1,987,000	GBP	Lloyds Banking Group, PLC	1,100,119

180,800	GBP	Man Group, PLC	601,475

10,800		Morgan Stanley	910,440

63,400		UBS Group, AG#^	1,029,616

19,500		Wells Fargo & Company	855,465

			9,713,560

		Health Care (15.4%)

25,622		Alcon, Inc.	2,000,822

7,520	GBP	AstraZeneca, PLC	989,190

3,150	AUD	CSL, Ltd.	641,394

2,820		Danaher Corp.	821,946

6,115		Eli Lilly & Company	2,016,054

1,680		Humana, Inc.	809,760

22,900		Novo Nordisk, A/S	2,657,774

11,100	EUR	Sanofi	1,103,046

NUMBER OF SHARES			VALUE

2,639		UnitedHealth Group, Inc.	$1,431,235

			12,471,221

		Industrials (10.0%)

10,800	EUR	Airbus, SE	1,164,474

11,880	CAD	Canadian Pacific Railway, Ltd.	936,725

14,700		Quanta Services, Inc.	2,039,331

13,260		Raytheon Technologies Corp.	1,235,965

2,600	EUR	Rheinmetall, AG	476,780

7,500	EUR	Schneider Electric, SE	1,037,279

9,900	EUR	Thales, SA	1,231,160

			8,121,714

		Information Technology (26.2%)

3,850		Accenture, PLC - Class A	1,179,101

2,160		Adobe, Inc.#	885,859

269	EUR	Adyen, NV#*	483,870

17,670		Apple, Inc.	2,871,552

4,828	EUR	ASML Holding, NV	2,774,931

1,600		Enphase Energy, Inc.#	454,688

3,100	JPY	Keyence Corp.	1,228,660

12,850		Microsoft Corp.	3,607,509

11,410		NVIDIA Corp.	2,072,398

1,265		Palo Alto Networks, Inc.#^	631,362

3,390		salesforce, Inc.#	623,828

2,500		Snowflake, Inc. - Class A#	374,775

95,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	1,629,209

17,400		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,539,552

4,250		Visa, Inc. - Class A	901,467

			21,258,761

		Materials (3.4%)

28,500	CAD	Barrick Gold Corp.	449,127

6,100		CF Industries Holdings, Inc.	582,489

19,500		Freeport-McMoRan, Inc.	615,225

125,550	GBP	Glencore, PLC#	711,580

6,050	GBP	Rio Tinto, PLC	365,235

			2,723,656

		Special Purpose Acquisition Company (0.9%)

27,250	EUR	Shell, PLC	726,244

		TOTAL COMMON STOCKS (Cost $58,929,296)	79,247,910

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.1%)

1,665,596		State Street Navigator Securities Lending Government Money Market Portfolio, 2.001%† (Cost $1,665,596)	1,665,596

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.2%) #

	Consumer Discretionary (0.1%)

250	Amazon.com, Inc.

3,373,750	Put, 01/20/23, Strike $110.00	$99,375

		99,375

	Information Technology (0.0%)

116	Taiwan Semiconductor

1,026,368	Manufacturing Company, Ltd.

	Put, 10/21/22, Strike $80.00	30,276

		30,276

	Other (0.1%)

198	VanEck Semiconductor ETF

4,695,768	Put, 10/21/22, Strike $190.00	54,252

		54,252

	TOTAL PURCHASED OPTIONS (Cost $603,294)	183,903

TOTAL INVESTMENTS (100.0%) (Cost $61,198,186)		81,097,409

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.1%)		(1,665,596)

OTHER ASSETS, LESS LIABILITIES (2.1%)		1,663,728

NET ASSETS (100.0%)		$81,095,541

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $675.
^	Security, or portion of security, is on loan.
*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

†	Represents investment of cash collateral received from securities on loan as of July 31, 2022.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2022

	Value	% of Total Investments
US Dollar	$52,898,071	65.2%
European Monetary Unit	9,942,105	12.3%
British Pound Sterling	5,502,259	6.8%
Hong Kong Dollar	3,191,990	3.9%
Canadian Dollar	2,793,923	3.4%
Japanese Yen	2,026,042	2.5%
New Taiwan Dollar	1,629,209	2.0%
Indian Rupee	969,138	1.2%
Swiss Franc	967,965	1.2%
Australian Dollar	641,394	0.8%
Chinese Yuan Renminbi	535,313	0.7%

Total Investments	$81,097,409	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (18.7%)
		Airlines (0.7%)

1,600,000	EUR	Deutsche Lufthansa, AG 2.000%, 11/17/25	$1,572,599

		Communication Services (2.5%)

1,413,000		Liberty Media Corp.* 0.500%, 12/01/50	1,703,315

2,520,000		Live Nation Entertainment, Inc.^ 2.000%, 02/15/25	2,845,408

1,170,000		Twitter, Inc. 0.250%, 06/15/24	1,191,586

			5,740,309

		Consumer Discretionary (5.2%)

860,000		Booking Holdings, Inc.^ 0.750%, 05/01/25	1,158,480

1,800,000	AUD	Flight Centre Travel Group, Ltd. 2.500%, 11/17/27	1,330,102

2,705,000		Liberty Broadband Corp.* 2.750%, 09/30/50	2,588,739

2,225,000		Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	2,226,335

2,481,000		Vail Resorts, Inc.^ 0.000%, 01/01/26	2,255,279

2,000,000	AUD	Webjet, Ltd. 0.750%, 04/12/26	1,412,394

1,000,000	GBP	WH Smith, PLC 1.625%, 05/07/26	1,066,659

			12,037,988

		Consumer Staples (0.4%)

1,330,000	CAD	Premium Brands Holdings Corp. 4.200%, 09/30/27	1,031,761

		Financials (2.0%)

18,000,000	HKD	Citigroup Global Markets Funding Luxembourg SCA 0.000%, 07/25/24	2,212,010

300,000,000	JPY	SBI Holdings, Inc. 0.000%, 09/13/23	2,292,621

			4,504,631

		Industrials (2.0%)

2,070,000		Air Transport Services Group, Inc.
		1.125%, 10/15/24	2,350,506

3,000,000	SGD	Singapore Airlines, Ltd. 1.625%, 12/03/25	2,309,483

			4,659,989

		Information Technology (2.9%)

1,535,000		Block, Inc. 0.125%, 03/01/25	1,571,456

2,030,000		CyberArk Software, Ltd.^ 0.000%, 11/15/24	2,193,436

2,449,000		Enphase Energy, Inc. 0.000%, 03/01/26	2,942,155

			6,707,047

PRINCIPAL AMOUNT			VALUE
		Materials (3.0%)

4,400,000		Glencore Funding, LLC 0.000%, 03/27/25	$4,651,592

480,000		Ivanhoe Mines, Ltd.* 2.500%, 04/15/26	515,554

1,834,000		Lithium Americas Corp.* 1.750%, 01/15/27	1,600,990

			6,768,136

		TOTAL CONVERTIBLE BONDS (Cost $45,828,472)	43,022,460

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (2.6%)
		Consumer Discretionary (1.1%)

19,622		Aptiv, PLC 5.500%, 06/15/23	2,379,560

		Information Technology (0.9%)

1,255		Broadcom, Inc. 8.000%, 09/30/22	2,105,639

		Utilities (0.6%)

22,689		NextEra Energy, Inc. 4.872%, 09/01/22	1,392,878

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,342,201)	5,878,077

COMMON STOCKS (72.0%)
		Communication Services (6.3%)

70,700		Alphabet, Inc. - Class A#	8,223,824

55,800	HKD	Baidu, Inc. - Class A#	964,469

6,900		Meta Platforms, Inc. - Class A#	1,097,790

69,400	HKD	Tencent Holdings, Ltd.	2,682,228

14,670		Walt Disney Company#	1,556,487

			14,524,798

		Consumer Discretionary (5.0%)

35,000		Amazon.com, Inc.#	4,723,250

94,900	GBP	Compass Group, PLC	2,224,117

3,304	HKD	JD.com, Inc. - Class A	98,567

3,700	EUR	LVMH Moet Hennessy Louis Vuitton, SE	2,569,110

1,958		Tesla, Inc.#	1,745,459

			11,360,503

		Consumer Staples (6.4%)

66,900	GBP	British American Tobacco, PLC	2,621,385

58,250		Coca-Cola Company~	3,737,903

2,590		Costco Wholesale Corp.	1,401,967

38,050		Mondelez International, Inc. - Class A	2,436,722

17,250	CHF	Nestle, SA	2,113,595

57,100	JPY	Seven & i Holdings Company, Ltd.	2,327,408

			14,638,980

See accompanying Notes to Schedule of Investments

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Energy (4.9%)

51,900	CAD	Canadian Natural Resources, Ltd.	$2,865,838

24,200		Chevron Corp.	3,963,476

25,988		Marathon Petroleum Corp.	2,382,060

54,200		Schlumberger, NV	2,007,026

			11,218,400

		Financials (8.3%)

193,400	HKD	AIA Group, Ltd.	1,943,021

84,410		Bank of America Corp.	2,853,902

5,525		Chubb, Ltd.	1,042,236

174,800	INR	HDFC Bank, Ltd.	3,196,930

23,375		JPMorgan Chase & Company~	2,696,540

2,153,000	GBP	Lloyds Banking Group, PLC	1,192,026

31,850		Morgan Stanley	2,684,955

66,500		UBS Group, AG^#	1,079,960

55,200		Wells Fargo & Company	2,421,624

			19,111,194

		Health Care (12.2%)

69,126		Alcon, Inc.	5,398,050

18,700	GBP	AstraZeneca, PLC	2,459,821

7,596		Danaher Corp.	2,214,006

11,500		Eli Lilly & Company	3,791,435

3,550		Humana, Inc.	1,711,100

54,000		Novo Nordisk, A/S	6,267,240

22,800	EUR	Sanofi	2,265,716

7,050		UnitedHealth Group, Inc.	3,823,497

			27,930,865

		Industrials (8.4%)

28,100	EUR	Airbus, SE	3,029,789

24,600	CAD	Canadian Pacific Railway, Ltd.	1,939,684

26,800		Quanta Services, Inc.	3,717,964

25,900		Raytheon Technologies Corp.	2,414,139

20,250	EUR	Schneider Electric, SE	2,800,653

19,200	EUR	Thales, SA	2,387,704

18,700		Waste Management, Inc.	3,077,272

			19,367,205

		Information Technology (17.6%)

7,700		Accenture, PLC - Class A	2,358,202

3,000		Adobe, Inc.#	1,230,360

40,040		Apple, Inc.	6,506,900

8,630	EUR	ASML Holding, NV	4,960,161

5,600	JPY	Keyence Corp.	2,219,516

29,530		Microsoft Corp.	8,290,252

16,500		NVIDIA Corp.	2,996,895

9,500		salesforce, Inc.#	1,748,190

314,000	TWD	Taiwan Semiconductor

		Manufacturing Company, Ltd.	5,384,963

24,700		Taiwan Semiconductor

		Manufacturing Company, Ltd.

		(ADR)	2,185,456

11,800		Visa, Inc. - Class A	2,502,898

			40,383,793

		Materials (1.7%)

109,000	CAD	Barrick Gold Corp.	1,717,715

36,700		Freeport-McMoRan, Inc.	1,157,885

17,000	GBP	Rio Tinto, PLC	1,026,281

			3,901,881

NUMBER OF SHARES			VALUE

		Special Purpose Acquisition Company (1.2%)

101,700	GBP	Shell, PLC	$2,712,981

		TOTAL COMMON STOCKS (Cost $132,575,600)	165,150,600

PRINCIPAL AMOUNT			VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (3.1%)

		U.S. Treasury Note

2,575,000		2.250%, 03/31/24	2,545,679

2,335,000		2.000%, 06/30/24^	2,295,962

2,315,000		2.500%, 04/30/24^	2,297,547

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $7,187,387)	7,139,188

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTIONS (0.7%) #

		Communication Services (0.0%)

70		Baidu, Inc.

955,990		Call, 01/20/23, Strike $165.00	61,600

		Energy (0.2%)

190		Eog Resources, Inc.

2,113,180		Call, 01/20/23, Strike $122.20	179,550

95		Pioneer Natural Resources

2,079,455		Company

		Call, 01/20/23, Strike $240.00	197,125

			376,675

		Financials (0.1%)

690		Bank of America Corp.

2,332,890		Put, 01/20/23, Strike $30.00	98,670

75		Berkshire Hathaway, Inc.

2,254,500		Call, 11/18/22, Strike $310.00	79,687

190		JPMorgan Chase & Company

2,191,840		Put, 01/20/23, Strike $105.00	93,100

			271,457

		Health Care (0.0%)

115		Eli Lilly & Company

3,791,435		Put, 01/20/23, Strike $260.00	74,750

		Industrials (0.1%)

180		Quanta Services, Inc.

2,497,140		Put, 11/18/22, Strike $120.00	84,600

		Information Technology (0.1%)

560		Taiwan Semiconductor

4,954,880		Manufacturing Company, Ltd.

		Put, 10/21/22, Strike $80.00	146,160

		Other (0.2%)

1,430		iShares China Large-Cap ETF

4,344,340		Call, 01/20/23, Strike $35.00	112,970

See accompanying Notes to Schedule of Investments

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

615	Vaneck Semiconductor ETF

14,585,340	Put, 01/20/23, Strike $190.00	$421,275

		534,245

	TOTAL PURCHASED OPTIONS (Cost $3,236,642)	1,549,487

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.8%)

8,849,377	State Street Navigator Securities Lending Government Money Market Portfolio, 2.001%† (Cost $8,849,377)	8,849,377

TOTAL INVESTMENTS (100.9%) (Cost $202,019,679)		231,589,189

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.9%)		(8,849,377)

OTHER ASSETS, LESS LIABILITIES (3.0%)		6,677,591

NET ASSETS (100.0%)		$229,417,403

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $1,683,368.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2022.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
SGD	Singapore Dollar
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2022

	Value	% of Total Investments
US Dollar	$160,657,882	69.4%
European Monetary Unit	19,585,732	8.5%
British Pound Sterling	13,303,270	5.7%
Hong Kong Dollar	7,900,295	3.4%
Canadian Dollar	7,554,998	3.3%
Japanese Yen	6,839,545	2.9%
New Taiwan Dollar	5,384,963	2.3%
Indian Rupee	3,196,930	1.4%
Australian Dollar	2,742,496	1.2%
Singapore Dollar	2,309,483	1.0%
Swiss Franc	2,113,595	0.9%

Total Investments	$231,589,189	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE
COMMON STOCKS (89.0%)
		Communication Services (3.6%)

215	EUR	CTS Eventim, AG & Company KGaA#	$11,843

310	EUR	IPSOS	15,889

2,400	GBP	YouGov, PLC	32,002

			59,734

		Consumer Discretionary (13.0%)

7,755	MXN	Alsea, SAB de CV#	15,129

4,400		Arcos Dorados Holdings, Inc. - Class A	31,944

800	EUR	CIE Automotive, SA	21,045

48,600	IDR	Matahari Department Store, Tbk PT	14,876

24,300	THB	Minor International PCL#	22,115

1,100	JPY	Nextage Company, Ltd.	24,331

15,900	HKD	Samsonite International, SA#*	33,352

600	EUR	Sanlorenzo S.p.A / Ameglia	20,888

3,410	GBP	Trainline, PLC#*	16,508

4,910	AUD	Webjet, Ltd.#	17,890

			218,078

		Consumer Staples (5.3%)

800	JPY	Kobe Bussan Company, Ltd.	22,804

9,750	HKD	L’Occitane International, SA	33,261

385	DKK	Royal Unibrew, A/S	32,834

			88,899

		Energy (8.7%)

2,565	CAD	ARC Resources, Ltd.	35,975

17,200	CAD	CES Energy Solutions Corp.	35,728

850	EUR	Motor Oil Hellas Corinth Refineries, SA	14,733

10,080	AUD	New Hope Corp, Ltd.	31,229

3,560	CAD	Whitecap Resources, Inc.	27,217

			144,882

		Financials (8.9%)

5,700	EUR	Bank of Ireland Group, PLC	32,648

550	KRW	Hana Financial Group, Inc.	15,761

3,100	THB	Kasikornbank PCL	12,176

12,030	GBP	Man Group PLC/Jersey	40,021

4,060	GBP	Paragon Banking Group, PLC	26,508

5,885	AUD	Steadfast Group, Ltd.	22,063

			149,177

		Health Care (8.6%)

1,600	GBP	Abcam, PLC#	23,912

320	SEK	Cellavision, AB	11,527

310	GBP	Dechra Pharmaceuticals, PLC	13,951

2,020	GBP	Ergomed, PLC#	29,674

855	EUR	Fagron	13,041

235		Galapagos, NV#	11,964

600	JPY	Menicon Company, Ltd.	15,130

900	JPY	Ono Pharmaceutical Company, Ltd.	25,307

			144,506

		Industrials (19.5%)
695	EUR	Aalberts, NV	29,785

246	EUR	Alfen Beheer, BV#*	28,718

NUMBER OF SHARES			VALUE

100	JPY	BayCurrent Consulting, Inc.	$31,286

430	EUR	DO & CO, AG#	35,927

500	JPY	Ebara Corp.	19,587

3,320	PHP	International Container Terminal Services, Inc.	11,696

375	KRW	Korea Aerospace Industries, Ltd.	16,492

2,800	EUR	Leonardo S.p.A	26,227

700	EUR	Rexel, SA	12,441

200	EUR	Rheinmetall, AG	36,675

1,200	JPY	Sojitz Corp.	18,236

655	CAD	Stantec, Inc.	32,322

1,300	JPY	THK Company, Ltd.	27,580

			326,972

		Information Technology (12.2%)

190	EUR	Alten, SA	25,734

239		CyberArk Software, Ltd.#	31,101

5,000	TWD	E Ink Holdings, Inc.	32,894

13,000	HKD	Kingdee International Software Group Company, Ltd.#	28,068

885	EUR	Lectra	31,106

400	JPY	SCREEN Holdings Company, Ltd.	28,948

5,300	BRL	TOTVS, SA	27,012

			204,863

		Materials (7.2%)

20,700	AED	Fertiglobe, PLC	27,036

3,990	AUD	IGO, Ltd.	31,265

400	JPY	Kureha Corp.	30,422

990	AUD	OZ Minerals, Ltd.	13,222

3,675		Yamana Gold, Inc.	17,566

			119,511

		Real Estate (1.3%)

125	EUR	VGP, NV	21,954

		Utilities (0.7%)

11,200	GBP	Centrica, PLC#	12,001

		TOTAL COMMON STOCKS (Cost $1,671,209)	1,490,577

EXCHANGE-TRADED FUND (2.1%)
		Other (2.1%)
660		iShares MSCI India Small-Cap ETF (Cost $37,403)	34,756

	TOTAL INVESTMENTS (91.1%) (Cost $1,708,612)		1,525,333

OTHER ASSETS, LESS LIABILITIES (8.9%)			149,623

NET ASSETS (100.0%)			$1,674,956

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
JPMorgan Chase Bank N.A.	British Pound Sterling	09/29/22	44,000	$53,672	$828

					$828

See accompanying Notes to Schedule of Investments

Calamos International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

FOREIGN CURRENCY ABBREVIATIONS
AED	UAE Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
SEK	Swedish Krona
THB	Thai Baht
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2022

	Value	% of Total Investments
European Monetary Unit	$378,654	24.8%
Japanese Yen	243,631	16.0%
British Pound Sterling	194,577	12.8%
Canadian Dollar	131,242	8.6%
US Dollar	127,331	8.3%
Australian Dollar	115,669	7.6%
Hong Kong Dollar	94,681	6.2%
Thai Baht	34,291	2.2%
New Taiwan Dollar	32,894	2.2%
Danish Krone	32,834	2.1%
South Korean Won	32,253	2.1%
UAE Dirham	27,036	1.8%
Brazilian Real	27,012	1.8%
Mexican Peso	15,129	1.0%
Indonesian Rupiah	14,876	1.0%
Philippine Peso	11,696	0.8%
Swedish Krona	11,527	0.7%

Total Investments	$1,525,333	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Sustainable Equities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE
COMMON STOCKS (95.1%)
		Communication Services (5.4%)

1,540		Alphabet, Inc. - Class A#	$179,133

1,489	CAD	BCE, Inc.	75,232

227,274	KES	Safaricom, PLC	56,490

1,619		Verizon Communications, Inc.	74,782

			385,637

		Consumer Discretionary (11.1%)

333		Aptiv, PLC#	34,928

390		Bright Horizons Family Solutions, Inc.#	36,531

1,500	HKD	BYD Company, Ltd. - Class H	54,879

2,080	EUR	Cie Generale des Etablissements Michelin SCA	58,208

448	EUR	EssilorLuxottica, SA	70,239

1,035	GBP	Greggs, PLC	25,805

1,684	EUR	Industria de Diseno Textil, SA	40,899

52	EUR	Kering, SA	29,770

2,012		Levi Strauss & Company - Class A	38,067

371		NIKE, Inc. - Class B	42,635

1,160		Sony Group Corp.	99,052

874		Starbucks Corp.	74,098

565		Target Corp.	92,310

1,128		TJX Companies, Inc.	68,988

173		Tractor Supply Company	33,126

			799,535

		Consumer Staples (5.8%)

146		Costco Wholesale Corp.	79,030

727		Darling Ingredients, Inc.#	50,366

3,135	EUR	Jeronimo Martins SGPS, SA	72,566

653	EUR	Kerry Group, PLC - Class A	68,925

2,744	EUR	Koninklijke Ahold Delhaize, NV	75,566

123	EUR	L’Oreal, SA	46,501

326		McCormick & Company, Inc.	28,476

			421,430

		Financials (13.3%)

5,400	HKD	AIA Group, Ltd.	54,252

9,694	GBP	Aviva, PLC	46,946

1,525		Bank of New York Mellon Corp.	66,276

171,583	IDR	Bank Rakyat Indonesia Persero, Tbk PT	50,650

355		Credicorp, Ltd.	45,937

3,424	NOK	DNB Bank, ASA	67,541

8,484	MXN	Grupo Financiero Banorte, SAB de CV - Class O	48,352

1,700	HKD	Hang Seng Bank, Ltd.	27,422

1,170		HDFC Bank, Ltd.	73,476

900	HKD	Hong Kong Exchanges & Clearing, Ltd.	41,301

425		Intercontinental Exchange, Inc.	43,346

6,838		Itau Unibanco Holding, SA	30,771

196		Jones Lang LaSalle, Inc.#	37,371

1,100	EUR	KBC Group, NV	57,615

77		MSCI, Inc. - Class A	37,063

3,600	JPY	ORIX Corp.	64,159

387		PNC Financial Services Group, Inc.	64,219

98		SVB Financial Group#	39,548

NUMBER OF SHARES			VALUE

376		Travelers Companies, Inc.	$59,671

			955,916

		Health Care (12.0%)

238	AUD	Cochlear, Ltd.	35,873

215	DKK	Coloplast, A/S - Class B	25,163

289	AUD	CSL, Ltd.	58,845

1,284		CVS Health Corp.	122,853

613	GBP	Dechra Pharmaceuticals, PLC	27,587

551		Edwards Lifesciences Corp.#	55,397

1,977	NZD	Fisher & Paykel Healthcare Corp, Ltd.	26,438

789		Gilead Sciences, Inc.	47,143

911		Merck & Company, Inc.	81,389

365	EUR	Merck KGaA	69,518

559	DKK	Novo Nordisk, A/S - Class B	65,109

229	CHF	Roche Holding, AG	76,029

210	CHF	Straumann Holding, AG	28,403

500	JPY	Sysmex Corp.	35,006

186		Thermo Fisher Scientific, Inc.	111,304

			866,057

		Industrials (15.4%)

1,339	SEK	Assa Abloy, AB - Class B	31,635

3,028	SEK	Atlas Copco, AB - Class A	35,395

1,061		Canadian Pacific Railway, Ltd.	83,681

500	JPY	Daifuku Company, Ltd.	31,883

199		Deere & Company	68,293

900	JPY	East Japan Railway Company	46,986

1,836	SEK	Epiroc, AB - Class A	32,464

561		Ferguson, PLC	70,731

132		Generac Holdings, Inc.#	35,416

1,105	GBP	Intertek Group, PLC	59,057

367	EUR	Kingspan Group, PLC	23,755

121	CHF	Kuehne + Nagel International, AG	32,588

1,163		MillerKnoll, Inc.	35,018

1,000	JPY	Nidec Corp.	69,494

632		Quanta Services, Inc.	87,677

1,100	JPY	Recruit Holdings Company, Ltd.	41,110

153		Rockwell Automation, Inc.	39,058

580	EUR	Siemens, AG	64,696

214		Trane Technologies, PLC	31,456

388		United Parcel Service, Inc. - Class B	75,617

500		Waste Management, Inc.	82,280

387		Xylem, Inc.	35,616

			1,113,906

		Information Technology (19.9%)

137		Accenture, PLC - Class A	41,957

109		Adobe, Inc.#	44,703

619	EUR	Amadeus IT Group, SA#	36,094

1,534		Apple, Inc.	249,290

915		Applied Materials, Inc.	96,972

1,500		Cisco Systems, Inc.	68,055

668	EUR	Dassault Systemes, SE	28,652

2,163	EUR	Infineon Technologies, AG	59,319

104		Intuit, Inc.	47,442

940		Microsoft Corp.	263,895

398		NVIDIA Corp.	72,289

500	JPY	Omron Corp.	27,964

429		PayPal Holdings, Inc.#	37,121

97	KRW	Samsung SDI Company, Ltd.	42,636

362	EUR	SAP, SE	33,765

See accompanying Notes to Schedule of Investments

Calamos Global Sustainable Equities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

1,108		Taiwan Semiconductor Mfg (ADR)	$98,036

481		TE Connectivity, Ltd.	64,324

257		Texas Instruments, Inc.	45,975

352		Visa, Inc. - Class A	74,663

			1,433,152

		Materials (6.1%)

414	EUR	Air Liquide, SA	56,918

934		Ball Corp.	68,574

357	GBP	Croda International, PLC	32,648

465		Ecolab, Inc.	76,804

14,919	BRL	Klabin, SA	57,466

282	EUR	Koninklijke DSM, NV	45,162

156	EUR	Linde, PLC#	47,242

491	DKK	Novozymes, A/S - Class B	31,365

109	CHF	Sika, AG	26,933

			443,112

		Real Estate (2.6%)

270		American Tower Corp.	73,124

22,300	SGD	Capitaland Investment, Ltd.	63,451

407		Prologis, Inc.	53,952

			190,527

		Utilities (3.5%)

238		American Water Works Company, Inc.	36,995

57,330	HKD	China Water Affairs Group, Ltd.	51,460

1,288	EUR	EDP Renovaveis, SA	33,500

4,987	COP	Interconexion Electrica, SA ESP	23,964

273	DKK	Orsted, A/S*	31,782

11,857	INR	Power Grid Corp. of India, Ltd.	32,139

5,837	EUR	Terna - Rete Elettrica Nazionale	44,687

			254,527

		TOTAL COMMON STOCKS (Cost $7,703,163)	6,863,799

TOTAL INVESTMENTS (95.1%) (Cost $7,703,163)			6,863,799

OTHER ASSETS, LESS LIABILITIES (4.9%)			351,524

NET ASSETS (100.0%)			$7,215,323

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Global Sustainable Equities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2022

	Value	% of Total Investments
US Dollar	$4,006,300	58.4%
European Monetary Unit	1,063,597	15.5%
Japanese Yen	316,602	4.6%
Hong Kong Dollar	229,314	3.3%
British Pound Sterling	192,043	2.8%
Swiss Franc	163,953	2.4%
Danish Krone	153,419	2.2%
Swedish Krona	99,494	1.5%
Australian Dollar	94,718	1.4%
Canadian Dollar	75,232	1.1%
Norwegian Krone	67,541	1.0%
Singapore Dollar	63,451	0.9%
Brazilian Real	57,466	0.8%
Kenyan Shilling	56,490	0.8%
Indonesian Rupiah	50,650	0.7%
Mexican Peso	48,352	0.7%
South Korean Won	42,636	0.6%
Indian Rupee	32,139	0.5%
New Zealand Dollar	26,438	0.4%
Colombian Peso	23,964	0.4%

Total Investments	$6,863,799	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (41.5%)

	Airlines (2.8%)

203,541	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	$199,972

106,601	Air Canada Pass Through Trust Series 2015-2, Class AA* 3.750%, 06/15/29	99,634

189,720	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	187,259

87,397	British Airways Pass Through Trust Series 2013-1, Class A* 4.625%, 12/20/25	85,771

117,554	British Airways Pass Through Trust Series 2019-1, Class A* 3.350%, 12/15/30	103,320

133,540	JetBlue Pass Through Trust Series 2019-1, Class AA 2.750%, 11/15/33	116,193

75,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	78,239

136,088	United Airlines Pass Through Trust Series 2018-1, Class B 4.600%, 09/01/27	124,260

		994,648

	Communication Services (1.7%)

150,000	Comcast Corp. 3.900%, 03/01/38	142,037

110,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	111,676

105,000	Sirius XM Radio, Inc.* 3.125%, 09/01/26	99,019

100,000	United States Cellular Corp. 6.700%, 12/15/33	99,516

150,000	Verizon Communications, Inc. 4.016%, 12/03/29	150,252

		602,500

	Consumer Discretionary (2.2%)

150,000	Cargill, Inc.* 3.125%, 05/25/51	121,912

130,000	Delta Air Lines Pass Through Trust Series 2019-1, Class AA 3.204%, 10/25/25	126,034

200,000	Ford Motor Credit Company, LLC 4.000%, 11/13/30	177,654

100,000	GLP Capital, LP / GLP Financing II, Inc. 3.250%, 01/15/32	84,944

100,000	goeasy, Ltd.*^ 4.375%, 05/01/26	86,199

100,000	M/I Homes, Inc. 3.950%, 02/15/30	83,543

100,000	NIKE, Inc. 2.850%, 03/27/30	95,776

		776,062

PRINCIPAL AMOUNT		VALUE

	Consumer Staples (2.4%)

125,000	Anheuser-Busch InBev Worldwide, Inc. 3.500%, 06/01/30	$122,979

125,000	Archer-Daniels-Midland Company 3.250%, 03/27/30	122,018

125,000	Costco Wholesale Corp. 1.600%, 04/20/30	109,726

100,000	Edgewell Personal Care Company* 4.125%, 04/01/29	89,864

125,000	Hershey Company 1.700%, 06/01/30	109,066

200,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.* 5.500%, 01/15/30	195,116

100,000	Kimberly-Clark Corp. 3.100%, 03/26/30	97,267

		846,036

	Energy (0.6%)

175,000	Energy Transfer, LP‡ 5.800%, 11/01/66 3 mo. USD LIBOR + 3.02%	123,636

100,000	EQT Corp.* 3.125%, 05/15/26	96,487

		220,123

	Financials (15.7%)

115,000	Ally Financial, Inc.‡ 4.700%, 05/15/26 5 year CMT + 3.87%	96,965

100,000	American Finance Trust, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	80,715

150,000	Ares Capital Corp. 3.250%, 07/15/25	141,537

100,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	87,882

125,000	AXIS Specialty Finance, PLC 4.000%, 12/06/27	123,101

100,000	Bank of America Corp.‡ 2.087%, 06/14/29 SOFR + 1.06%	88,478

	Bank of Montreal‡

150,000	3.088%, 01/10/37 5 year CMT + 1.40%	125,724

75,000	4.800%, 08/25/24 5 year CMT + 2.98%	70,945

150,000	Berkshire Hathaway Finance Corp. 4.250%, 01/15/49	147,685

125,000	BP Capital Markets, PLC‡ 4.875%, 03/22/30 5 year CMT + 4.40%	114,081

175,000	Brookfield Finance, Inc. 2.724%, 04/15/31	155,020

150,000	Capital One Financial Corp.‡ 2.359%, 07/29/32 SOFR + 1.34%	118,964

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

100,000	Charles Schwab Corp.‡ 4.000%, 06/01/26 5 year CMT + 3.17%	$90,864

150,000	Citigroup, Inc.‡ 3.875%, 02/18/26 5 year CMT + 3.42%	137,607

150,000	Duke Realty, LP 2.875%, 11/15/29	138,384

100,000	Essential Properties, LP 2.950%, 07/15/31	80,153

100,000	Essex Portfolio, LP 1.700%, 03/01/28	87,545

100,000	Fifth Third Bancorp 2.550%, 05/05/27	94,185

125,000	Franklin Resources, Inc. 2.850%, 03/30/25	122,797

100,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	87,721

125,000	Globe Life, Inc. 4.550%, 09/15/28	127,061

150,000	Goldman Sachs Group, Inc.^‡ 3.800%, 05/10/26 5 year CMT + 2.97%	130,689

250,000	ILFC E-Capital Trust II*‡ 5.100%, 12/21/65 3 mo. USD LIBOR + 1.80%	191,945

100,000	Iron Mountain, Inc.* 5.250%, 03/15/28	96,117

125,000	JPMorgan Chase & Company^‡ 3.650%, 06/01/26 5 year CMT + 2.85%	114,505

200,000	Lloyds Banking Group, PLC‡ 1.627%, 05/11/27 1 year CMT + 0.85%	180,068

200,000	LSEGA Financing, PLC* 2.000%, 04/06/28	179,514

125,000	Markel Corp. 3.500%, 11/01/27	122,102

100,000	MetLife, Inc. 6.400%, 12/15/66	104,737

200,000	Nordea Bank Abp*‡ 3.750%, 03/01/29 5 year CMT + 2.60%	154,724

118,000	PartnerRe Finance B, LLC‡ 4.500%, 10/01/50 5 year CMT + 3.82%	104,187

100,000	Primerica, Inc. 2.800%, 11/19/31	86,777

125,000	Prologis, LP 2.250%, 04/15/30	112,511

100,000	Radian Group, Inc. 4.500%, 10/01/24	98,788

125,000	Reinsurance Group of America, Inc.^ 3.900%, 05/15/29	120,978

125,000	RenaissanceRe Finance, Inc.^ 3.450%, 07/01/27	121,088

125,000	Royal Bank of Canada 0.875%, 01/20/26	113,988

150,000	SLM Corp. 3.125%, 11/02/26	131,724

150,000	State Street Corp.‡ 2.354%, 11/01/25 SOFR + 0.94%	146,617

PRINCIPAL AMOUNT		VALUE

	SVB Financial Group

125,000	4.000%, 05/15/26‡ 5 year CMT + 3.20%	$102,409

100,000	2.100%, 05/15/28	87,001

125,000	Travelers Companies, Inc. 2.550%, 04/27/50	91,275

125,000	US Bancorp‡ 3.700%, 01/15/27 5 year CMT + 2.54%	104,941

200,000	USAA Capital Corp.* 2.125%, 05/01/30	177,884

125,000	Ventas Realty, LP 4.000%, 03/01/28	122,555

150,000	VICI Properties, LP / VICI Note Company, Inc.* 3.500%, 02/15/25	142,527

125,000	Wells Fargo & Company 4.400%, 06/14/46	113,323

		5,570,388

	Health Care (2.4%)

100,000	Bausch Health Companies, Inc.* 5.500%, 11/01/25	89,775

100,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	93,206

150,000	CVS Health Corp. 4.780%, 03/25/38	149,709

	DaVita, Inc.*

100,000	4.625%, 06/01/30	82,403

23,000	3.750%, 02/15/31	17,621

100,000	Elanco Animal Health, Inc. 6.400%, 08/28/28	102,392

100,000	Health Care Service Corp. A Mutual Legal Reserve Company* 1.500%, 06/01/25	93,892

150,000	Johnson & Johnson 3.400%, 01/15/38	142,241

100,000	Royalty Pharma, PLC 2.200%, 09/02/30	84,689

		855,928

	Industrials (4.7%)

150,000	3M Company^ 3.700%, 04/15/50	135,141

125,000	Air Lease Corp.‡ 4.650%, 06/15/26 5 year CMT + 4.08%	109,906

150,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	142,513

14,000	Avolon Holdings Funding, Ltd.* 2.528%, 11/18/27	11,595

125,000	Beacon Roofing Supply, Inc.* 4.500%, 11/15/26	121,366

100,000	EnerSys* 4.375%, 12/15/27	92,108

80,000	GXO Logistics, Inc. 1.650%, 07/15/26	70,283

100,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	97,466

100,000	Honeywell International, Inc. 1.950%, 06/01/30	89,863

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

125,000	Infor, Inc.* 1.750%, 07/15/25	$117,183

150,000	Moog, Inc.* 4.250%, 12/15/27	140,249

121,000	QVC, Inc. 4.375%, 09/01/28	94,480

125,000	Roper Technologies, Inc. 1.400%, 09/15/27	110,623

250,000	SMBC Aviation Capital Finance DAC* 1.900%, 10/15/26	218,337

125,000	TransDigm, Inc.* 6.250%, 03/15/26	125,696

		1,676,809

	Information Technology (3.4%)

150,000	Apple, Inc. 4.375%, 05/13/45	156,787

150,000	Block, Inc. 2.750%, 06/01/26	140,165

125,000	CGI, Inc. 1.450%, 09/14/26	112,359

125,000	Fortinet, Inc. 2.200%, 03/15/31	104,170

100,000	Intuit, Inc.^ 0.950%, 07/15/25	93,754

157,000	Microsoft Corp. 4.100%, 02/06/37	167,800

125,000	NVIDIA Corp. 3.500%, 04/01/40	115,601

100,000	TTM Technologies, Inc.*^ 4.000%, 03/01/29	88,012

100,000	Twilio, Inc. 3.625%, 03/15/29	87,985

150,000	VMware, Inc. - Class A 1.800%, 08/15/28	128,412

		1,195,045

	Materials (0.7%)

150,000	Clearwater Paper Corp.* 5.375%, 02/01/25	149,096

100,000	Georgia-Pacific, LLC* 3.600%, 03/01/25	99,993

		249,089

	Real Estate (2.1%)

150,000	EPR Properties 4.950%, 04/15/28	140,238

100,000	Federal Realty OP, LP 1.250%, 02/15/26	91,014

125,000	Forestar Group, Inc.* 3.850%, 05/15/26	110,771

100,000	Healthpeak Properties, Inc. 3.250%, 07/15/26	97,748

100,000	Public Storage^ 2.300%, 05/01/31	88,200

125,000	Service Properties Trust 3.950%, 01/15/28	93,155

125,000	Tanger Properties, LP^ 3.875%, 07/15/27	119,669

		740,795

PRINCIPAL AMOUNT		VALUE

	Utilities (2.8%)

150,000	Berkshire Hathaway Energy Company 3.800%, 07/15/48	$133,669

100,000	Consolidated Edison Company of New York, Inc. 3.350%, 04/01/30	97,048

150,000	Duke Energy Carolinas, LLC 3.700%, 12/01/47	132,929

100,000	Entergy Texas, Inc. 1.500%, 09/01/26	90,917

175,000	Monongahela Power Company* 3.550%, 05/15/27	169,578

150,000	Northern States Power Company 3.750%, 12/01/47	124,371

150,000	Public Service Electric and Gas Company 3.600%, 12/01/47	131,759

125,000	Southern Company‡ 3.750%, 09/15/51 5 year CMT + 2.92%	110,586

		990,857

	TOTAL CORPORATE BONDS (Cost $16,166,966)	14,718,280

BANK LOANS (13.5%) ¡

	Airlines (0.5%)

185,000	AAdvantage Loyalty IP, Ltd.‡ 7.460%, 04/20/28 3 mo. LIBOR + 4.75%	182,688

	Communication Services (2.1%)

293,782	Go Daddy Operating Company, LLC‡ 4.122%, 02/15/24 1 mo. LIBOR + 1.75%	291,264

162,547	Nexstar Broadcasting, Inc.‡ 4.872%, 09/18/26 1 mo. LIBOR + 2.50%	161,043

295,385	SBA Senior Finance II, LLC‡ 4.130%, 04/11/25 1 mo. LIBOR + 1.75%	289,415

		741,722

	Consumer Discretionary (0.7%)

246,875	Murphy USA, Inc.‡ 3.470%, 01/31/28 1 mo. LIBOR + 1.75%	247,338

	Consumer Staples (0.8%)

295,500	Energizer Holdings, Inc.‡ 4.500%, 12/22/27 1 mo. LIBOR + 2.25%	284,788

	Energy (0.1%)

49,916	DT Midstream, Inc.‡ 4.372%, 06/26/28 1 mo. LIBOR + 2.00%	50,023

	Financials (0.9%)

148,500	Jazz Financing Lux Sarl‡ 5.872%, 05/05/28 1 mo. LIBOR + 3.50%	145,407

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

168,664	Level 3 Financing, Inc.‡ 4.122%, 03/01/27 1 mo. LIBOR + 1.75%	$162,681

		308,088

	Health Care (2.2%)

296,250	Catalent Pharma Solutions Inc.‡ 4.250%, 02/22/28 1 mo. LIBOR + 2.00%	292,584

64,350	HCA, Inc.‡ 4.122%, 06/30/28 1 mo. LIBOR + 1.75%	64,400

166,975	Icon Luxembourg Sarl‡ 4.563%, 07/03/28 3 mo. LIBOR + 2.25%	164,351

41,602	Icon Luxembourg Sarl‡ 4.563%, 07/03/28 3 mo. LIBOR + 2.25%	40,948

256,737	Mallinckrodt International Finance, SA‡ 7.253%, 09/30/27 3 mo. LIBOR + 5.25%	214,513

		776,796

	Industrials (4.5%)

297,000	AECOM Technology Corp.‡ 4.122%, 04/13/28 1 mo. LIBOR + 1.75%	297,111

246,585	APi Group DE, Inc.‡ 5.122%, 01/03/29 1 mo. LIBOR + 2.75%	242,239

246,875	Horizon Therapeutics USA, Inc.‡ 4.063%, 03/15/28 3 mo. LIBOR + 1.75%	242,709

316,000	Spectrum Brands, Inc.‡ 4.380%, 03/03/28 1 mo. LIBOR + 2.00%	304,545

251,087	United Rentals, Inc.‡ 4.122%, 10/31/25 1 mo. LIBOR + 1.75%	251,338

250,000	XPO Logistics, Inc.‡ 3.548%, 02/24/25 1 mo. LIBOR + 1.75%	244,746

		1,582,688

	Information Technology (1.7%)

123,125	Camelot U.S. Acquisition, LLC‡ 5.372%, 10/30/26 1 mo. LIBOR + 3.00%	120,355

202,790	ON Semiconductor Corp.‡ 4.372%, 09/19/26 1 mo. LIBOR + 2.00%	202,500

295,373	Open Text Corp.‡ 3.402%, 05/30/25 1 mo. LIBOR + 1.75%	295,526

		618,381

	TOTAL BANK LOANS (Cost $4,910,353)	4,792,512

SOVEREIGN BOND (1.0%)

400,000	Province of Ontario Canada 1.800%, 10/14/31 (Cost $398,921)	355,368

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (28.1%)

	Other (28.1%)

	Federal Home Loan Mortgage Corp. Pool

162,840	4.000%, 05/01/49	$165,352

99,856	2.500%, 02/01/35	97,668

	Federal National Mortgage Association

661,121	2.500%, 04/01/50	620,197

582,183	3.000%, 04/01/50	564,793

487,334	3.500%, 04/01/50	485,081

295,782	3.000%, 07/01/46	289,341

187,015	3.000%, 03/01/47	182,942

165,398	3.500%, 08/01/47	165,790

157,084	2.500%, 09/01/31	155,775

144,069	3.500%, 11/01/49	143,785

122,102	4.000%, 06/01/48	124,128

120,318	3.000%, 02/01/33	120,921

96,000	4.500%, 04/01/48	98,897

83,905	3.500%, 02/01/49	84,053

72,532	3.000%, 07/01/49	70,419

62,758	3.000%, 01/01/35	62,559

54,712	4.000%, 03/01/47	55,772

	Government National Mortgage Association II Pool

168,322	3.500%, 10/20/47	169,476

126,254	3.000%, 10/20/47	124,910

	U.S. Treasury Bond

500,000	3.500%, 02/15/39	541,602

500,000	3.000%, 05/15/47	476,445

500,000	2.250%, 08/15/49	420,195

500,000	2.000%, 02/15/50	397,109

400,000	1.125%, 05/15/40	285,781

300,000	3.000%, 02/15/49	292,406

250,000	2.875%, 11/15/46	232,383

125,000	2.375%, 11/15/49	108,115

100,000	2.375%, 02/15/42	87,047

775,872	U.S. Treasury Inflation Indexed Bond 0.750%, 02/15/42	764,401

1,184,570	U.S. Treasury Inflation Indexed Note 0.500%, 01/15/28	1,216,118

	U.S. Treasury Note

570,000	1.500%, 02/15/30	525,335

500,000	1.875%, 02/15/32	466,836

360,000	2.875%, 05/15/32^	366,441

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $10,760,344)	9,962,073

RESIDENTIAL MORTGAGE BACKED SECURITIES (8.2%)

	Other (8.2%)

100,000	BX Trust Series 2019-OC11, Class A* 3.202%, 12/09/41	91,275

	Federal National Mortgage Association

879,110	2.500%, 07/01/51	821,407

858,422	2.000%, 07/01/36	817,445

643,315	4.500%, 06/01/52	655,652

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

500,000	Freddie Mac Multifamily Structured Pass Through Certificates Class A2‡ 3.990%, 05/25/33	$523,310

	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $3,140,597)	2,909,089

ASSET BACKED SECURITIES (6.5%)

	Financials (3.9%)

127,226	Commonbond Student Loan Trust Series 2021-AGS, Class A* 1.200%, 03/25/52	118,266

150,000	Dell Equipment Finance Trust Series 2021-1, Class B* 0.710%, 05/22/26	144,355

100,000	ELFI Graduate Loan Program 2022-A, LLC* 4.510%, 08/26/47	100,128

150,000	Ford Credit Auto Owner Trust Series 2021-2, Class A* 1.530%, 05/15/34	136,875

150,000	Hertz Vehicle Financing III, LP Series 2021-2A, Class A* 1.680%, 12/27/27	135,505

150,000	Oscar US Funding Trust XII, LLC Series 2021-1A, Class A4* 1.000%, 04/10/28	138,553

110,000	Pawnee Equipment Receivables, LLC Series 2022-1, Class A3* 5.820%, 02/15/28	110,384

237,000	Progress Residentiall Trust Series 2021-SFR5, Class B* 1.658%, 07/17/38	212,858

7,312	SoFi Professional Loan Program, LLC Series 2016-C, Class A2B* 2.360%, 12/27/32	7,290

126,349	SoFi Professional Loan Program, LLC Series 2017-F, Class A2FX* 2.840%, 01/25/41	123,895

150,000	Toyota Auto Loan Extended Note Trust 2019-1A* 2.560%, 11/25/31	147,165

		1,375,274

	Other (2.6%)

150,000	Aligned Data Centers Issuer, LLC Series 2021-1A, Class A2* 1.937%, 08/15/46	134,807

119,125	CLI Funding VI, LLC Series 2020-3A, Class A* 2.070%, 10/18/45	108,505

147,756	MVW Owner Trust Series 2019-1A, Class A* 2.890%, 11/20/36	142,087

123,250	SCF Equipment Leasing, LLC 2020-1* 1.190%, 10/20/27	120,576

195,000	SCF Equipment Leasing, LLC Series 2021-1A, Class A3* 0.830%, 08/21/28	187,635

PRINCIPAL AMOUNT		VALUE

225,000	Tesla Auto Lease Trust Series 2021-B, Class B* 0.910%, 09/22/25	$211,659

		905,269

	TOTAL ASSET BACKED SECURITIES (Cost $2,417,792)	2,280,543

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.2%)

1,133,343	State Street Navigator Securities Lending Government Money Market Portfolio, 2.001%† (Cost $1,133,343)	1,133,343

TOTAL INVESTMENTS (102.0%) (Cost $38,928,316)		36,151,208

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.2%)		(1,133,343)

OTHER ASSETS, LESS LIABILITIES (1.2%)		418,260

NET ASSETS (100.0%)		$35,436,125

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2022.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2022.

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (83.3%)
	Airlines (2.2%)

152,655	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	$149,979

22,000	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	21,559

101,478	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	100,162

61,357	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	64,438

120,000	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	100,639

	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*

65,000	5.500%, 04/20/26	64,162

22,000	5.750%, 04/20/29	21,092

109,453	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	94,557

66,636	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	67,197

58,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	60,505

69,941	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	69,555

43,422	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	37,614

		851,459

	Communication Services (9.1%)

200,000	Altice France, SA* 5.500%, 10/15/29	172,962

115,000	APi Escrow Corp.* 4.750%, 10/15/29	97,051

150,000	Arrow Bidco, LLC* 9.500%, 03/15/24	151,299

	Audacy Capital Corp.*

44,000	6.750%, 03/31/29	21,336

44,000	6.500%, 05/01/27	21,834

65,000	Beasley Mezzanine Holdings, LLC*^ 8.625%, 02/01/26	49,580

38,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	34,792

145,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	124,935

	CSC Holdings, LLC*

250,000	5.375%, 02/01/28	237,752

220,000	4.500%, 11/15/31	187,425

215,000	5.750%, 01/15/30	173,705

PRINCIPAL AMOUNT		VALUE

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

75,000	6.625%, 08/15/27	$7,417

55,000	5.375%, 08/15/26	12,061

177,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	165,541

89,000	Embarq Corp. 7.995%, 06/01/36	73,452

101,000	Frontier California, Inc. 6.750%, 05/15/27	97,484

	Frontier Communications Holdings, LLC*

60,000	5.000%, 05/01/28	56,398

24,000	8.750%, 05/15/30	25,519

101,000	Frontier Florida, LLC@ 6.860%, 02/01/28	95,803

140,000	Frontier North, Inc.@ 6.730%, 02/15/28	133,612

	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*

90,000	3.500%, 03/01/29	80,331

25,000	5.250%, 12/01/27	24,477

30,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	30,457

	Intelsat Jackson Holdings, SA@&

70,000	9.750%, 07/15/25*	—

50,000	5.500%, 08/01/23	—

65,097	Ligado Networks, LLC* 15.500%, 11/01/23 15.500% PIK rate	34,667

	Lumen Technologies, Inc.

155,000	4.000%, 02/15/27*	144,074

101,000	7.600%, 09/15/39	81,876

48,000	4.500%, 01/15/29*	38,094

48,000	Match Group Holdings II, LLC*^ 3.625%, 10/01/31	40,761

80,000	Midas OpCo Holdings, LLC* 5.625%, 08/15/29	67,396

	Netflix, Inc.

80,000	4.875%, 06/15/30*	78,663

45,000	4.875%, 04/15/28	44,700

48,000	Paramount Global‡ 6.375%, 03/30/62	45,498

	Scripps Escrow II, Inc.*

46,000	3.875%, 01/15/29	41,103

23,000	5.375%, 01/15/31	19,633

180,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	172,201

	Sirius XM Radio, Inc.*

125,000	5.500%, 07/01/29	122,867

72,000	4.000%, 07/15/28	66,920

50,000	3.125%, 09/01/26	47,152

24,000	3.875%, 09/01/31	20,634

40,000	Spanish Broadcasting System, Inc.*^ 9.750%, 03/01/26	32,323

230,000	Sprint Corp. 7.125%, 06/15/24	241,035

80,000	Telecom Italia Capital, SA 6.000%, 09/30/34	63,296

48,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	28,293

See accompanying Notes to Schedule of Investments

1

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

76,000	United States Cellular Corp. 6.700%, 12/15/33	$75,632

11,000	Univision Communications, Inc.* 4.500%, 05/01/29	9,959

		3,592,000

	Consumer Discretionary (14.4%)

	American Axle & Manufacturing, Inc.

96,000	6.875%, 07/01/28	92,548

9,000	5.000%, 10/01/29^	7,879

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

72,000	6.625%, 01/15/28	63,169

60,000	4.625%, 08/01/29	46,764

24,000	4.625%, 04/01/30	18,283

	At Home Group, Inc.*^

65,000	4.875%, 07/15/28	51,211

49,000	7.125%, 07/15/29	33,296

28,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.* 5.375%, 03/01/29	25,561

	Bath & Body Works, Inc.

123,000	6.694%, 01/15/27	121,453

115,000	6.875%, 11/01/35^	105,820

	Caesars Entertainment, Inc.*

61,000	4.625%, 10/15/29^	51,751

46,000	8.125%, 07/01/27^	46,108

46,000	6.250%, 07/01/25	46,057

	Carnival Corp.*

44,000	10.500%, 02/01/26	46,258

23,000	7.625%, 03/01/26^	19,855

110,000	Carriage Services, Inc.* 4.250%, 05/15/29	95,900

65,000	Carvana Company* 4.875%, 09/01/29	38,972

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

201,000	4.250%, 02/01/31	174,526

200,000	5.125%, 05/01/27	196,430

100,000	4.750%, 03/01/30	91,082

55,000	5.000%, 02/01/28	53,134

50,000	4.500%, 08/15/30	44,563

48,000	4.750%, 02/01/32	42,422

35,000	4.250%, 01/15/34	28,998

48,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	47,034

75,000	Cedar Fair, LP^ 5.250%, 07/15/29	71,830

25,000	Century Communities, Inc.* 3.875%, 08/15/29	21,517

	Dana, Inc.

80,000	4.250%, 09/01/30	67,496

48,000	4.500%, 02/15/32	40,121

	DISH DBS Corp.

125,000	5.250%, 12/01/26*	107,305

77,000	7.750%, 07/01/26	63,750

60,000	7.375%, 07/01/28	42,798

200,000	Empire Resorts, Inc.* 7.750%, 11/01/26	180,054

107,000	Everi Holdings, Inc.* 5.000%, 07/15/29	98,223

	Ford Motor Credit Company, LLC

200,000	5.113%, 05/03/29	193,636

200,000	4.389%, 01/08/26	195,804

200,000	4.000%, 11/13/30	177,654

PRINCIPAL AMOUNT		VALUE

200,000	2.900%, 02/16/28	$175,044

	Gap, Inc.*

36,000	3.875%, 10/01/31^	26,121

5,000	3.625%, 10/01/29	3,673

	goeasy, Ltd.*

160,000	5.375%, 12/01/24	152,256

80,000	4.375%, 05/01/26^	68,959

67,000	Goodyear Tire & Rubber Company^ 5.000%, 07/15/29	61,131

41,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	36,720

180,000	Guitar Center, Inc.* 8.500%, 01/15/26	165,161

200,000	International Game Technology, PLC* 6.250%, 01/15/27	202,918

105,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.* 5.125%, 02/01/28	104,838

95,000	Liberty Interactive, LLC^ 8.250%, 02/01/30	62,708

	Life Time, Inc.*

65,000	8.000%, 04/15/26^	61,344

50,000	5.750%, 01/15/26	47,035

62,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	57,039

65,000	M/I Homes, Inc. 3.950%, 02/15/30	54,303

	Macy’s Retail Holdings, LLC*

99,000	6.700%, 07/15/34	95,894

60,000	5.875%, 03/15/30	51,886

200,000	Mclaren Finance, PLC* 7.500%, 08/01/26	173,726

112,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	102,383

130,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	115,513

	Nordstrom, Inc.

50,000	5.000%, 01/15/44^	36,941

48,000	4.250%, 08/01/31	38,955

110,000	Penn National Gaming, Inc.*^ 4.125%, 07/01/29	91,613

135,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	109,247

224,000	Rite Aid Corp.*^ 8.000%, 11/15/26	190,189

130,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	118,361

108,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	93,419

70,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	63,715

75,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	72,754

23,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	24,364

See accompanying Notes to Schedule of Investments

2

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

100,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	$77,125

105,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	93,542

23,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	21,592

		5,699,731

	Consumer Staples (3.7%)

107,000	Central Garden & Pet Company* 4.125%, 04/30/31	92,372

135,000	Edgewell Personal Care Company* 4.125%, 04/01/29	121,316

	Energizer Holdings, Inc.*

127,000	4.375%, 03/31/29	104,924

24,000	6.500%, 12/31/27	22,419

	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*

140,000	5.500%, 01/15/30	136,581

42,000	6.500%, 04/15/29	42,906

46,000	Kraft Heinz Foods Company 4.375%, 06/01/46	40,610

63,000	New Albertsons, LP 7.750%, 06/15/26	64,578

96,000	Performance Food Group, Inc.* 4.250%, 08/01/29	85,440

250,000	Petsmart, Inc. / PetSmart Finance Corp.* 4.750%, 02/15/28	237,138

145,000	Pilgrim’s Pride Corp.* 5.875%, 09/30/27	145,136

	Post Holdings, Inc.*

39,000	5.750%, 03/01/27	39,064

24,000	5.500%, 12/15/29	22,695

12,000	4.625%, 04/15/30	10,763

90,000	Prestige Brands, Inc.* 3.750%, 04/01/31	77,458

100,000	United Natural Foods, Inc.* 6.750%, 10/15/28	100,736

142,000	Vector Group, Ltd.* 5.750%, 02/01/29	129,030

		1,473,166

	Energy (8.1%)

	Antero Resources Corp.*

45,000	5.375%, 03/01/30	44,268

29,000	7.625%, 02/01/29	30,628

90,000	Apache Corp. 5.100%, 09/01/40	80,397

	Buckeye Partners, LP

75,000	3.950%, 12/01/26	69,904

50,000	5.850%, 11/15/43	37,465

110,000	Callon Petroleum Company* 7.500%, 06/15/30	105,805

	Cheniere Energy Partners Company

48,000	3.250%, 01/31/32	41,916

23,000	4.000%, 03/01/31	21,326

45,000	Cheniere Energy, Inc. 4.625%, 10/15/28	43,930

72,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	74,629

PRINCIPAL AMOUNT		VALUE

125,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	$108,801

1,745	Diamond Foreign Asset Company / Diamond Finance, LLC 9.000%, 04/22/27 13.000% PIK rate	1,698

51,000	DT Midstream, Inc.* 4.125%, 06/15/29	47,099

96,000	Earthstone Energy Holdings, LLC*^ 8.000%, 04/15/27	91,865

	Energy Transfer, LP‡

140,000	5.800%, 11/01/66 3 mo. USD LIBOR + 3.02%	98,909

70,000	6.500%, 08/01/34 5 year CMT + 5.69%	63,569

	EnLink Midstream Partners, LP

120,000	6.000%, 08/01/34‡ 3 mo. USD LIBOR + 4.11%	83,404

100,000	4.850%, 07/15/26	99,193

72,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	73,673

117,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	108,976

90,000	Gulfport Energy Operating Corp.& 6.375%, 05/15/25	—

75,000	Gulfport Energy Operating Corp.* 8.000%, 05/17/26	75,389

27,505	Gulfport Energy Operating Corp.^ 8.000%, 05/17/26	27,648

110,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	101,329

72,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	62,086

	Laredo Petroleum, Inc.

76,000	10.125%, 01/15/28	77,405

46,000	9.500%, 01/15/25	47,229

23,000	7.750%, 07/31/29*^	21,987

100,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	95,313

	Moss Creek Resources Holdings, Inc.*

50,000	7.500%, 01/15/26	45,641

45,000	10.500%, 05/15/27	43,327

44,000	Murphy Oil Corp. 6.375%, 07/15/28	43,995

	New Fortress Energy, Inc.*

96,000	6.750%, 09/15/25	93,831

45,000	6.500%, 09/30/26	42,648

	Occidental Petroleum Corp.

63,000	6.625%, 09/01/30	69,950

46,000	5.875%, 09/01/25	47,423

35,000	6.125%, 01/01/31	37,521

17,000	6.375%, 09/01/28	18,340

90,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	85,657

105,000	Parkland Corp.* 5.875%, 07/15/27	102,998

100,000	Patterson-UTI Energy, Inc. 5.150%, 11/15/29	89,490

See accompanying Notes to Schedule of Investments

3

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

100,000	Plains All American Pipeline, LP‡ 6.125%, 08/01/34 3 mo. USD LIBOR + 4.11%	$76,153

135,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	130,369

	Southwestern Energy Company

48,000	5.375%, 03/15/30	47,317

45,000	5.375%, 02/01/29	44,030

24,000	4.750%, 02/01/32	22,423

24,000	Sunoco, LP / Sunoco Finance Corp.

	4.500%, 04/30/30	21,087

	Venture Global Calcasieu Pass, LLC*

25,000	4.125%, 08/15/31	23,138

25,000	3.875%, 08/15/29	23,170

70,000	W&T Offshore, Inc.* 9.750%, 11/01/23	67,640

	Weatherford International, Ltd.*

103,000	6.500%, 09/15/28	98,271

75,000	8.625%, 04/30/30	68,090

		3,178,350

	Financials (16.0%)

	Acrisure, LLC / Acrisure Finance, Inc.*

144,000	6.000%, 08/01/29	120,158

127,000	7.000%, 11/15/25	122,083

133,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	137,340

147,000	AG Issuer, LLC* 6.250%, 03/01/28	133,175

	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*

205,000	6.750%, 10/15/27	194,809

25,000	5.875%, 11/01/29	21,790

25,000	4.250%, 10/15/27	23,436

	Ally Financial, Inc.

146,000	4.700%, 08/01/34 7 year CMT + 3.48%‡	120,864

75,000	8.000%, 11/01/31	84,969

110,000	American Finance Trust, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	88,786

193,000	AmWINS Group, Inc.* 4.875%, 06/30/29	175,852

215,000	AssuredPartners, Inc.* 7.000%, 08/15/25	213,119

98,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	86,124

22,000	Bank of New York Mellon Corp.‡ 3.750%, 08/01/34 5 year CMT + 2.63	19,138

191,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	165,289

	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*

195,000	4.500%, 04/01/27	171,577

116,000	5.750%, 05/15/26	113,186

200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	178,496

PRINCIPAL AMOUNT		VALUE

23,000	Capital One Financial Corp.^‡ 3.950%, 08/01/34 5 year CMT + 3.16%	$19,969

110,000	Castlelake Aviation Finance DAC*^ 5.000%, 04/15/27	92,399

	Credit Acceptance Corp.

130,000	6.625%, 03/15/26^	131,252

89,000	5.125%, 12/31/24*	86,035

123,000	Enact Holdings, Inc.* 6.500%, 08/15/25	123,946

138,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	121,055

156,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	156,006

	HUB International, Ltd.*

319,000	7.000%, 05/01/26	315,539

150,000	5.625%, 12/01/29^	135,261

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

115,000	5.250%, 05/15/27	110,817

68,000	4.375%, 02/01/29	61,278

160,000	ILFC E-Capital Trust II*‡ 5.100%, 12/21/65 3 mo. USD LIBOR + 1.80%	122,845

230,000	Iron Mountain, Inc.* 5.250%, 03/15/28	221,069

260,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.* 5.000%, 08/15/28	218,842

	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*

182,000	5.250%, 10/01/25	172,170

48,000	4.750%, 06/15/29	41,112

138,000	LD Holdings Group, LLC*^ 6.125%, 04/01/28	84,006

	Level 3 Financing, Inc.*

200,000	4.250%, 07/01/28	175,402

49,000	3.875%, 11/15/29	43,669

65,000	LPL Holdings, Inc.* 4.000%, 03/15/29	60,508

193,000	MetLife, Inc. 6.400%, 12/15/66	202,142

	Navient Corp.

202,000	5.000%, 03/15/27	182,683

100,000	4.875%, 03/15/28	85,897

	OneMain Finance Corp.

65,000	3.875%, 09/15/28	53,919

35,000	7.125%, 03/15/26	34,148

45,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	44,181

150,000	PHH Mortgage Corp.* 7.875%, 03/15/26	141,685

25,000	PNC Financial Services Group, Inc.‡ 6.000%, 08/01/34 5 year CMT + 3.00%	25,152

100,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	91,883

See accompanying Notes to Schedule of Investments

4

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

72,000	RLJ Lodging Trust, LP* 3.750%, 07/01/26	$67,659

	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*

45,000	3.875%, 03/01/31	37,191

45,000	3.625%, 03/01/29	38,502

20,000	2.875%, 10/15/26	17,673

90,000	StoneX Group, Inc.* 8.625%, 06/15/25	92,031

22,000	SVB Financial Group‡ 4.000%, 08/01/34 5 year CMT + 3.20	18,024

	United Wholesale Mortgage, LLC*

111,000	5.500%, 04/15/29	95,295

50,000	5.750%, 06/15/27	43,768

50,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	37,812

45,000	US Bancorp‡ 3.700%, 08/01/34 5 year CMT + 2.54	37,779

200,000	VZ Secured Financing, BV* 5.000%, 01/15/32	178,806

	XHR, LP*

98,000	6.375%, 08/15/25	98,769

48,000	4.875%, 06/01/29	43,262

		6,331,632

	Health Care (6.9%)

	Bausch Health Americas, Inc.*^

330,000	8.500%, 01/31/27	208,850

50,000	9.250%, 04/01/26	35,036

	Bausch Health Companies, Inc.*

185,000	7.250%, 05/30/29	101,497

100,000	5.000%, 01/30/28	53,455

36,000	6.125%, 02/01/27^	30,751

44,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	41,011

12,000	CHS/Community Health Systems, Inc.* 5.250%, 05/15/30	10,091

	CHS/Community Health Systems, Inc.*

183,000	6.125%, 04/01/30^	98,540

110,000	8.000%, 03/15/26	105,119

49,000	6.875%, 04/15/29	27,310

	DaVita, Inc.*

189,000	4.625%, 06/01/30	155,742

112,000	3.750%, 02/15/31	85,808

	Embecta Corp.*

72,000	5.000%, 02/15/30	62,366

24,000	6.750%, 02/15/30	22,184

	Encompass Health Corp.

45,000	4.750%, 02/01/30	41,620

45,000	4.500%, 02/01/28	41,688

124,000	HCA, Inc. 7.500%, 11/06/33	141,805

210,000	Jazz Securities DAC* 4.375%, 01/15/29	202,440

19,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 10.000%, 06/15/29	11,621

	Medline Borrower, LP*

122,000	5.250%, 10/01/29^	110,327

120,000	3.875%, 04/01/29	108,455

PRINCIPAL AMOUNT		VALUE

200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31	$187,628

107,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	72,982

	Tenet Healthcare Corp.

220,000	6.250%, 02/01/27*	222,499

130,000	6.875%, 11/15/31	127,288

125,000	4.875%, 01/01/26*	123,283

	Teva Pharmaceutical Finance Netherlands III, BV

200,000	6.000%, 04/15/24	203,108

100,000	3.150%, 10/01/26	89,774

		2,722,278

	Industrials (13.2%)

113,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	111,234

100,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	87,659

150,000	AerCap Holdings, NV^‡ 5.875%, 10/10/79 5 year CMT + 4.54%	133,848

95,000	Air Lease Corp.‡ 4.125%, 08/01/34 5 year CMT + 3.15%	71,188

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

155,000	4.625%, 01/15/27	147,264

125,000	5.875%, 02/15/28	121,850

46,000	3.500%, 03/15/29	40,018

	Allison Transmission, Inc.*

80,000	4.750%, 10/01/27	76,161

25,000	3.750%, 01/30/31	21,610

20,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	17,559

49,000	Arcosa, Inc.* 4.375%, 04/15/29	43,921

225,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	170,739

68,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	60,313

87,000	BWX Technologies, Inc.* 4.125%, 04/15/29	81,810

50,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	45,350

23,000	Delta Air Lines, Inc. 7.375%, 01/15/26	24,193

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

23,000	4.750%, 10/20/28	22,565

11,000	4.500%, 10/20/25	10,901

125,000	Deluxe Corp.* 8.000%, 06/01/29	109,321

48,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	44,669

72,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	64,603

120,000	Endurance International Group Holdings, Inc.* 6.000%, 02/15/29	88,886

See accompanying Notes to Schedule of Investments

5

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

45,000	EnerSys* 4.375%, 12/15/27	$41,449

110,000	Fly Leasing, Ltd.* 7.000%, 10/15/24	60,466

46,000	GFL Environmental, Inc.* 3.750%, 08/01/25	44,684

52,000	Graham Packaging Company, Inc.*^ 7.125%, 08/15/28	44,213

50,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	46,562

	Graphic Packaging International, LLC*

60,000	4.750%, 07/15/27	58,946

44,000	3.500%, 03/01/29	39,934

107,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	96,519

223,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	195,337

144,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	140,351

125,000	Herc Holdings, Inc.* 5.500%, 07/15/27	125,200

115,000	Howmet Aerospace, Inc. 5.125%, 10/01/24	116,489

115,000	IEA Energy Services, LLC* 6.625%, 08/15/29	113,730

110,000	JELD-WEN, Inc.* 4.625%, 12/15/25	101,690

155,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	131,705

46,000	MasTec, Inc.* 4.500%, 08/15/28	42,541

73,000	Meritor, Inc.* 4.500%, 12/15/28	72,797

60,000	Moog, Inc.* 4.250%, 12/15/27	56,099

130,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	114,276

95,000	Novelis Corp.* 4.750%, 01/30/30	87,966

35,000	OI European Group, BV* 4.750%, 02/15/30	29,435

110,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	97,309

148,000	Patrick Industries, Inc.* 4.750%, 05/01/29	115,378

110,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance Inc.* 8.500%, 11/15/27	118,903

106,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	107,477

	QVC, Inc.

61,000	4.375%, 09/01/28	47,631

45,000	5.450%, 08/15/34	32,121

86,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	74,806

	Sinclair Television Group, Inc.*

71,000	4.125%, 12/01/30	60,957

45,000	5.500%, 03/01/30^	36,240

PRINCIPAL AMOUNT		VALUE

90,000	Standard Industries, Inc.* 5.000%, 02/15/27	$86,998

185,000	Station Casinos, LLC* 4.500%, 02/15/28	167,950

76,000	Stericycle, Inc.* 3.875%, 01/15/29	69,525

69,000	STL Holding Company, LLC* 7.500%, 02/15/26	61,411

	TransDigm, Inc.

195,000	7.500%, 03/15/27	198,471

129,000	6.250%, 03/15/26*	129,719

44,000	Tronox, Inc.* 4.625%, 03/15/29	38,390

	United Rentals North America, Inc.

50,000	3.750%, 01/15/32	44,203

22,000	3.875%, 02/15/31^	20,103

96,000	Vertiv Group Corp.* 4.125%, 11/15/28	85,266

101,000	Wabash National Corp.* 4.500%, 10/15/28	83,738

100,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	92,644

	WESCO Distribution, Inc.*

47,000	7.125%, 06/15/25	48,655

25,000	7.250%, 06/15/28	26,101

		5,200,047

	Information Technology (3.7%)

48,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	45,854

65,000	Clarivate Science Holdings Corp.* 3.875%, 07/01/28	59,236

112,000	CommScope Technologies, LLC* 6.000%, 06/15/25	103,752

90,000	CommScope, Inc.* 4.750%, 09/01/29	78,281

49,000	Dell International, LLC / EMC Corp. 6.100%, 07/15/27	52,614

48,000	Fair Isaac Corp.* 4.000%, 06/15/28	45,046

56,000	II-VI, Inc.* 5.000%, 12/15/29	53,870

100,000	KBR, Inc.* 4.750%, 09/30/28	90,370

	MPH Acquisition Holdings, LLC*

100,000	5.750%, 11/01/28^	85,281

50,000	5.500%, 09/01/28	46,612

44,000	NCR Corp.* 5.125%, 04/15/29	42,334

57,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	54,102

68,000	ON Semiconductor Corp.* 3.875%, 09/01/28	63,025

	Open Text Corp.*

72,000	3.875%, 02/15/28	66,807

36,000	3.875%, 12/01/29	32,478

36,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	32,306

44,000	Playtika Holding Corp.* 4.250%, 03/15/29	39,441

66,000	PTC, Inc.* 4.000%, 02/15/28	62,813

See accompanying Notes to Schedule of Investments

6

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

130,000	TTM Technologies, Inc.*^ 4.000%, 03/01/29	$114,416

	Twilio, Inc.

65,000	3.625%, 03/15/29	57,190

23,000	3.875%, 03/15/31^	20,407

130,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	116,583

100,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	89,563

		1,452,381

	Materials (4.1%)

200,000	Alcoa Nederland Holding, BV*^ 4.125%, 03/31/29	188,244

52,000	ArcelorMittal, SA 7.000%, 10/15/39	53,734

47,000	ATI, Inc.^ 5.875%, 12/01/27	43,967

25,000	Carpenter Technology Corp. 7.625%, 03/15/30	22,767

70,000	Chemours Company* 4.625%, 11/15/29	61,495

145,000	Clearwater Paper Corp.* 4.750%, 08/15/28	130,415

	Commercial Metals Company

48,000	4.125%, 01/15/30	42,229

24,000	4.375%, 03/15/32	21,023

250,000	Constellium, SE*^ 3.750%, 04/15/29	213,388

48,000	Freeport-McMoRan, Inc. - Class H 5.450%, 03/15/43	45,097

68,000	HB Fuller Company 4.250%, 10/15/28	60,991

85,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	88,222

	Kaiser Aluminum Corp.*

110,000	4.625%, 03/01/28	96,735

11,000	4.500%, 06/01/31	8,859

69,000	LSF11 A5 HoldCo, LLC*^ 6.625%, 10/15/29	59,304

96,000	Mercer International, Inc. 5.125%, 02/01/29	90,037

135,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	130,175

24,000	Sealed Air Corp.* 5.000%, 04/15/29	23,877

110,000	Silgan Holdings, Inc. 4.125%, 02/01/28	105,294

44,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	30,742

75,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	72,649

46,000	Valvoline, Inc.* 3.625%, 06/15/31	38,182

		1,627,426

	Real Estate (1.0%)

71,000	EPR Properties 3.750%, 08/15/29	61,393

	Forestar Group, Inc.*

67,000	5.000%, 03/01/28	58,984

48,000	3.850%, 05/15/26	42,536

PRINCIPAL AMOUNT		VALUE

108,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	$92,167

	Service Properties Trust

125,000	4.350%, 10/01/24	112,188

45,000	5.250%, 02/15/26	37,626

		404,894

	Special Purpose Acquisition Companies (0.3%)

	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*

95,000	6.750%, 01/15/30	77,773

46,000	4.625%, 01/15/29	42,925

		120,698

	Utilities (0.6%)

34,000	PPL Capital Funding, Inc.‡ 4.915%, 03/30/67 3 mo. USD LIBOR + 2.67%	27,294

100,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	96,206

	Vistra Corp.*‡

50,000	8.000%, 08/01/66 5 year CMT + 6.93%	48,502

45,000	7.000%, 08/01/66 5 year CMT + 5.74%	41,166

		213,168

	TOTAL CORPORATE BONDS (Cost $36,295,129)	32,867,230

CONVERTIBLE BONDS (0.5%)
	Consumer Discretionary (0.4%)

139,000	DISH Network Corp.^ 2.375%, 03/15/24	124,233

40,000	Peloton Interactive, Inc. 0.000%, 02/15/26	26,450

		150,683

	Information Technology (0.1%)

75,000	Shift4 Payments, Inc.* 0.500%, 08/01/27	54,541

	TOTAL CONVERTIBLE BONDS (Cost $232,047)	205,224

BANK LOANS (9.6%) ¡
	Airlines (0.8%)

95,000	AAdvantage Loyalty IP, Ltd.‡ 7.460%, 04/20/28 3 mo. LIBOR + 4.75%	93,812

75,000	Mileage Plus Holdings, LLC! 0.000%, 06/21/27	75,750

25,000	Mileage Plus Holdings, LLC‡ 7.313%, 06/21/27 3 mo. LIBOR + 5.25%	25,250

123,438	United Airlines, Inc.‡ 6.533%, 04/21/28 1 mo. LIBOR + 3.75%	119,318

		314,130

See accompanying Notes to Schedule of Investments

7

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Communication Services (0.9%)

121,563	Clear Channel Outdoor Holdings, Inc.‡ 6.306%, 08/21/26 3 mo. LIBOR + 3.50%	$111,230

137,299	DIRECTV Financing, LLC‡ 7.372%, 08/02/27 1 mo. LIBOR + 5.00%	130,127

71,000	Entercom Media Corp.‡ 4.846%, 11/18/24 1 mo. LIBOR + 2.50%	63,123

50,000	Univision Communications, Inc.‡ 6.254%, 06/08/29 3 mo. SOFR + 4.25%	48,417

		352,897

	Consumer Discretionary (1.8%)

32,191	Life Time Fitness, Inc.‡ 6.325%, 12/16/24 3 mo. LIBOR + 4.75%	31,829

60,000	Peloton Interactive, Inc.! 0.000%, 05/25/27	57,250

48,600	Penn National Gaming, Inc.‡ 5.177%, 05/03/29 1 mo. SOFR + 2.75%	47,659

158,000	Petco Health and Wellness Company, Inc.‡ 5.500%, 03/03/28 3 mo. LIBOR + 3.25%	153,346

88,852	PetSmart, Inc.‡ 6.120%, 02/11/28 1 mo. LIBOR + 3.75%	85,871

100,000	SkyMiles IP, Ltd.‡ 6.460%, 10/20/27 3 mo. USD LIBOR + 3.75%	101,275

113,858	TKC Holdings, Inc.‡ 7.000%, 05/15/28 3 mo. LIBOR + 5.50%	104,749

155,925	WW International, Inc.‡ 5.880%, 04/13/28 1 mo. LIBOR + 3.50%	117,870

		699,849

	Consumer Staples (0.1%)

39,520	United Natural Foods, Inc.‡ 5.691%, 10/22/25 1 mo. LIBOR + 3.25%	39,123

	Health Care (2.0%)

168,006	Amneal Pharmaceuticals, LLC‡ 5.813%, 05/04/25 3 mo. LIBOR + 3.50%	156,998

25,000	Bausch Health Companies, Inc.‡ 7.174%, 02/01/27 1 mo. LIBOR + 5.25%	21,111

70,130	Icon Luxembourg Sarl‡ 4.563%, 07/03/28 3 mo. LIBOR + 2.25%	69,027

17,473	Icon Luxembourg Sarl‡ 4.563%, 07/03/28 3 mo. LIBOR + 2.25%	17,198

235,342	Mallinckrodt International Finance S.A.‡ 7.253%, 09/30/27 3 mo. LIBOR + 5.25%	196,636

PRINCIPAL AMOUNT		VALUE

108,235	Padagis, LLC‡ 7.043%, 07/06/28 3 mo. LIBOR + 4.75%	$102,824

284,472	Team Health Holdings, Inc.‡ 7.577%, 03/02/27 1 mo. SOFR + 5.25%	234,925

		798,719

	Industrials (1.4%)

49,500	ACProducts, Inc.‡ 6.482%, 05/17/28 3 mo. LIBOR + 4.25%	35,799

60,000	Air Canada‡ 4.250%, 08/11/28 3 mo. LIBOR + 3.50%	57,964

92,367	BW Gas & Convenience Holdings, LLC‡ 5.872%, 03/31/28 1 mo. LIBOR + 3.50%	88,903

92,873	Dun & Bradstreet Corp.‡ 4.874%, 02/06/26 3 mo. LIBOR + 3.25%	90,629

107,270	Granite Holdings US Acquisition Company‡ 6.250%, 09/30/26 3 mo. LIBOR + 4.00%	103,918

100,000	Scientific Games International, Inc.‡ 5.044%, 04/14/29 1 mo. SOFR CME + 3.00%	97,958

70,000	Sinclair Television Group, Inc.‡ 6.177%, 04/21/29 1 mo. SOFR + 3.75%	65,363

		540,534

	Information Technology (1.5%)

214,735	Banff Merger Sub, Inc.‡ 6.122%, 10/02/25 1 mo. LIBOR + 3.75%	207,322

121,875	Camelot U.S. Acquisition 1 Company‡ 5.372%, 10/30/26 1 mo. LIBOR + 3.00%	119,228

25,000	CDK Global, Inc.‡ 6.610%, 07/06/29 3 mo. SOFR + 4.50%	24,350

100,000	II-VI, Inc.! 0.000%, 07/02/29	97,583

130,000	VFH Parent LLC‡ 5.201%, 01/13/29 1 mo. SOFR + 3.00%	125,721

		574,204

	Materials (0.3%)

78,200	Innophos, Inc.‡ 5.872%, 02/05/27 1 mo. LIBOR + 3.50%	76,050

49,875	LSF11 A5 HoldCo, LLC‡ 5.030%, 10/15/28 1 mo. SOFR + 3.50%	48,337

		124,387

See accompanying Notes to Schedule of Investments

8

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Other (0.2%)

100,000	ChampionX Corp.‡ 5.080%, 06/07/29 1 mo. SOFR + 3.25%	$99,625

	Special Purpose Acquisition Companies (0.6%)

85,000	AP Core Holdings II, LLC‡ 7.872%, 09/01/27 1 mo. LIBOR + 5.50%	80,485

45,000	Clydesdale Acquisition Holdings, Inc.‡ 6.602%, 04/13/29 1 mo. SOFR + 4.18%	43,353

24,938	Fertitta Entertainment, LLC‡ 6.327%, 01/27/29 SOFRTE + 4.00%	23,850

100,000	Oscar AcquisitionCo, LLC‡ 6.109%, 04/29/29 3 mo. SOFR + 4.50%	91,485

		239,173

	TOTAL BANK LOANS (Cost $4,026,655)	3,782,641

NUMBER OF SHARES		VALUE
COMMON STOCKS (1.4%)

	Communication Services (0.1%)

2,040	Altice USA, Inc. - Class A#	21,440

1,273	Cumulus Media, Inc. - Class A^#	10,108

		31,548

	Energy (1.2%)

4,064	Calfrac Well Services, Ltd.#&	14,996

1,068	Chaparral Energy, Inc. - Class A#&	56,604

291	Chesapeake Energy Corp.^	27,403

6,600	Energy Transfer, LP	74,646

3,970	Enterprise Products Partners, LP	106,118

660	EP Energy Corp.#&	5,610

1,285	Magellan Midstream Partners, LP	66,178

355	Schlumberger, NV	13,146

1,523	Superior Energy Services, Inc.&#	91,380

965	Williams Companies, Inc.	32,897

		488,978

	Health Care (0.0%)

701	Mallinckrodt, PLC#	12,267

	Special Purpose Acquisition Company (0.1%)

1,132	Intelsat Emergence, SA#&	31,130

	TOTAL COMMON STOCKS (Cost $788,379)	563,923

WARRANTS (0.1%) #

	Energy (0.1%)

548	Denbury, Inc. 09/18/25, Strike $32.59	25,219

210	Denbury, Inc. 09/18/23, Strike $35.41	7,980

NUMBER OF SHARES		VALUE

4,950	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	$1

4,455	Mcdermott International, Ltd. 06/30/27, Strike $12.33	—

	TOTAL WARRANTS (Cost $33,258)	33,200

CONVERTIBLE PREFERRED STOCK (0.0%)

	Energy (0.0%)

2	Gulfport Energy Operating Corp. 10.000%, (Cost $1,460)	13,200

PREFERRED STOCKS (0.9%)

	Consumer Discretionary (0.2%)

590	Guitar Center, Inc.&	70,505

	Energy (0.6%)

3,783	NuStar Energy, LP‡ 7.673%, 3 mo. USD LIBOR + 5.64%	79,254

2,180	NuStar Energy, LP‡ 8.769%, 3 mo. USD LIBOR + 6.77%	52,211

4,185	NuStar Logistics, LP‡ 9.246%, 01/15/43 3 mo. USD LIBOR + 6.73%	104,541

		236,006

	Financials (0.1%)

1,924	B Riley Financial, Inc. 5.250%, 08/31/28	42,309

	TOTAL PREFERRED STOCKS (Cost $378,186)	348,820

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (7.9%)

3,122,726	State Street Navigator Securities Lending Government Money Market Portfolio, 2.001%† (Cost $3,122,726)	3,122,726

TOTAL INVESTMENTS (103.7%) (Cost $44,877,840)		40,936,964

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-7.9%)		(3,122,726)

OTHER ASSETS, LESS LIABILITIES (4.2%)		1,670,510

NET ASSETS (100.0%)		$39,484,748

See accompanying Notes to Schedule of Investments

9

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2022.
&	Illiquid security.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#	Non-income producing security.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2022.

See accompanying Notes to Schedule of Investments

10

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (58.8%)
	Airlines (1.4%)

483,409	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	$474,935

302,279	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	296,212

1,103,022	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	1,088,716

306,784	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	322,187

1,070,619	British Airways Pass Through Trust Series 2013-1, Class A* 4.625%, 12/20/25	1,050,694

500,000	Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets, Ltd.* 6.500%, 06/20/27	505,520

1,250,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	1,303,988

199,831	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	198,728

		5,240,980

	Communication Services (2.2%)

1,000,000	Ashtead Capital, Inc.* 4.375%, 08/15/27	956,680

1,000,000	AT&T, Inc. 1.700%, 03/25/26	932,060

1,000,000	Bell Canada^ 0.750%, 03/17/24	956,890

373,000	Cincinnati Bell, Inc. 7.250%, 06/15/23	369,934

750,000	Cogent Communications Group, Inc.* 3.500%, 05/01/26	708,105

	Magallanes, Inc.*

500,000	3.788%, 03/15/25	489,295

250,000	3.428%, 03/15/24	246,270

500,000	Netflix, Inc.*^ 3.625%, 06/15/25	492,410

500,000	NTT Finance Corp.* 0.583%, 03/01/24	477,515

1,000,000	Rogers Communications, Inc. 3.625%, 12/15/25	988,940

500,000	Sirius XM Radio, Inc.* 3.125%, 09/01/26	471,520

1,000,000	Sprint Corp. 7.875%, 09/15/23	1,038,280

	T-Mobile USA, Inc.

250,000	2.625%, 04/15/26	235,877

250,000	2.250%, 02/15/26	233,588

		8,597,364

	Consumer Discretionary (5.6%)

	American Honda Finance Corp.

500,000	0.650%, 09/08/23^	487,225

250,000	1.300%, 09/09/26	230,555

PRINCIPAL AMOUNT		VALUE

250,000	0.750%, 08/09/24^	$238,075

250,000	0.550%, 07/12/24^	237,228

1,000,000	Aptiv, PLC 2.396%, 02/18/25	964,860

500,000	BMW US Capital, LLC*^ 3.900%, 04/09/25	505,105

750,000	Brunswick Corp/DE 0.850%, 08/18/24	703,440

500,000	Caesars Entertainment, Inc.* 6.250%, 07/01/25	500,625

1,000,000	Cargill, Inc.* 3.500%, 04/22/25	1,000,450

1,000,000	Daimler Finance North America, LLC* 2.125%, 03/10/25	960,030

1,000,000	Dollar General Corp. 3.250%, 04/15/23	998,080

1,000,000	DR Horton, Inc. 5.750%, 08/15/23	1,017,150

	Ford Motor Credit Company, LLC

500,000	3.810%, 01/09/24	495,680

500,000	3.370%, 11/17/23	491,710

500,000	2.300%, 02/10/25	469,835

250,000	3.350%, 11/01/22	249,973

250,000	General Motors Company 5.400%, 10/02/23	254,625

1,000,000	General Motors Financial Company, Inc. 1.200%, 10/15/24	936,970

	goeasy, Ltd.*

750,000	5.375%, 12/01/24	713,700

200,000	4.375%, 05/01/26	172,398

500,000	Goodyear Tire & Rubber Company 9.500%, 05/31/25	527,340

1,251,000	Hasbro, Inc.^ 3.000%, 11/19/24	1,226,068

500,000	Kia Corp.*^ 2.375%, 02/14/25	479,845

750,000	L Brands, Inc.* 9.375%, 07/01/25	796,372

	Lennar Corp.

500,000	4.750%, 11/15/22	500,655

250,000	4.500%, 04/30/24	250,982

	Mattel, Inc.*

750,000	3.375%, 04/01/26	712,057

500,000	5.875%, 12/15/27	511,540

250,000	MGM Resorts International 6.000%, 03/15/23	252,445

	Newell Brands, Inc.

500,000	4.100%, 04/01/23	499,345

300,000	4.000%, 12/01/24	298,113

500,000	Nordstrom, Inc. 2.300%, 04/08/24	478,790

250,000	Target Corp. 2.250%, 04/15/25	245,165

605,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc.* 5.875%, 04/15/23	614,964

500,000	Toll Brothers Finance Corp. 4.375%, 04/15/23	500,170

1,000,000	Toyota Motor Corp. 0.681%, 03/25/24	960,840

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,000,000	VF Corp. 2.400%, 04/23/25	$970,890

		21,453,295

	Consumer Staples (1.8%)

1,000,000	7-Eleven, Inc.*^ 0.800%, 02/10/24	955,980

200,000	Conagra Brands, Inc. 0.500%, 08/11/23	193,522

200,000	Hormel Foods Corp.^ 0.650%, 06/03/24	191,486

750,000	Keurig Dr Pepper, Inc. 0.750%, 03/15/24	717,772

653,000	Land O’ Lakes, Inc.* 6.000%, 11/15/22	653,646

	McCormick & Company Inc/MD

500,000	3.500%, 09/01/23	499,570

350,000	2.700%, 08/15/22	350,000

300,000	0.900%, 02/15/26	272,640

500,000	Mondelez International, Inc. 2.125%, 03/17/24	490,210

250,000	PepsiCo, Inc. 2.250%, 03/19/25	245,628

905,000	Pilgrim’s Pride Corp.* 5.875%, 09/30/27	905,851

1,500,000	Walgreens Boots Alliance, Inc. 0.950%, 11/17/23	1,456,185

		6,932,490

	Energy (2.6%)

500,000	Atlantic City Electric 3.375%, 09/01/24	497,790

750,000	Continental Resources Inc/OK 4.500%, 04/15/23	750,855

	Enbridge, Inc.^

500,000	2.500%, 02/14/25	484,865

375,000	2.150%, 02/16/24	366,555

	EQT Corp.

1,000,000	3.125%, 05/15/26*	964,870

500,000	6.125%, 02/01/25	521,835

1,000,000	Eversource Energy 4.200%, 06/27/24	1,013,220

1,000,000	Halliburton Company 3.500%, 08/01/23	999,340

1,000,000	Kinder Morgan Energy Partners, LP 3.500%, 09/01/23	999,580

750,000	Occidental Petroleum Corp. 5.875%, 09/01/25	773,205

1,250,000	ONEOK, Inc. 2.750%, 09/01/24	1,218,975

500,000	Parkland Corp.* 5.875%, 07/15/27	490,465

500,000	Southwestern Energy Company 5.950%, 01/23/25	508,490

500,000	TransCanada PipeLines, Ltd. 1.000%, 10/12/24	470,315

		10,060,360

	Financials (22.6%)

	AerCap Ireland Capital DAC / AerCap Global Aviation Trust

500,000	2.875%, 08/14/24^	479,955

500,000	1.750%, 10/29/24	465,510

500,000	1.650%, 10/29/24	465,355

500,000	1.150%, 10/29/23	480,250

PRINCIPAL AMOUNT		VALUE

1,000,000	African Development Bank 3.375%, 07/07/25	$1,011,600

	Ally Financial, Inc.

250,000	3.050%, 06/05/23	248,450

250,000	1.450%, 10/02/23	243,155

	American Express Company

1,500,000	3.400%, 02/22/24	1,497,015

500,000	2.250%, 03/04/25^	485,340

680,000	Ares Capital Corp.^ 3.500%, 02/10/23	677,498

2,000,000	Asian Development Bank^ 0.375%, 06/11/24	1,905,920

	Aviation Capital Group, LLC*

500,000	1.950%, 09/20/26	429,655

250,000	3.875%, 05/01/23	247,642

	Bank of America Corp.‡

500,000	2.456%, 10/22/25 3 mo. USD LIBOR + 0.87%	480,720

500,000	1.530%, 12/06/25 SOFR + 0.65%	469,035

250,000	1.658%, 03/11/27 SOFR + 0.91%	228,498

250,000	0.981%, 09/25/25 SOFR + 0.91%	233,305

	Bank of Montreal

500,000	1.500%, 01/10/25	477,610

500,000	1.250%, 09/15/26^	454,725

500,000	0.625%, 07/09/24	474,105

	Bank of New York Mellon Corp.

750,000	0.850%, 10/25/24	712,365

500,000	3.350%, 04/25/25	500,490

500,000	1.950%, 08/23/22	499,895

	Bank of Nova Scotia

1,000,000	1.450%, 01/10/25	952,900

500,000	0.700%, 04/15/24	476,325

200,000	0.650%, 07/31/24	188,862

	Bank of NY Mellon Corp.‡

500,000	4.414%, 07/24/26	508,470

500,000	3.430%, 06/13/25	499,040

1,000,000	Barclays, PLC‡ 1.007%, 12/10/24 1 year CMT + 0.80%	952,590

	Blackstone Private Credit Fund*

500,000	2.350%, 11/22/24	461,700

300,000	1.750%, 09/15/24	274,137

1,000,000	BP Capital Markets America, Inc. 3.790%, 02/06/24	1,009,720

1,000,000	Brookfield Finance, Inc. 4.000%, 04/01/24	1,008,420

450,000	Buffalo State College Foundation Housing Corp. 2.100%, 11/01/22	447,413

	Capital One Financial Corp.

500,000	4.985%, 07/24/26‡ SOFR + 2.16%	504,330

500,000	2.636%, 03/03/26‡	476,385

500,000	2.600%, 05/11/23^	496,800

1,000,000	Caterpillar Financial Services Corp. 0.450%, 05/17/24	955,590

	Charles Schwab Corp.

1,000,000	0.750%, 03/18/24^	965,120

250,000	0.900%, 03/11/26	230,225

1,000,000	Chubb INA Holdings, Inc. 3.350%, 05/15/24	1,006,130

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Citigroup, Inc.‡

1,000,000	0.981%, 05/01/25 SOFR + 0.67%	$947,430

500,000	2.014%, 01/25/26 SOFR + 0.69%	475,340

500,000	1.281%, 11/03/25 SOFR + 0.53%	468,110

1,000,000	Citizens Bank NA/Providence RI^‡ 4.119%, 05/23/25	999,720

1,000,000	CNO Global Funding* 1.650%, 01/06/25	945,840

1,000,000	Cooperatieve Rabobank UA/NY 1.375%, 01/10/25	949,890

475,000	Credit Acceptance Corp.* 5.125%, 12/31/24	459,178

	Credit Suisse AG/New York NY

500,000	3.700%, 02/21/25	493,995

500,000	1.000%, 05/05/23	487,230

250,000	0.495%, 02/02/24^	238,005

1,500,000	Danske Bank, A/S*^‡ 0.976%, 09/10/25 1 year CMT + 0.55%	1,390,410

1,250,000	Discover Bank 2.450%, 09/12/24	1,204,725

1,000,000	DNB Bank, ASA*‡ 0.856%, 09/30/25 1 year CMT + 0.33%	936,980

207,000	Enact Holdings, Inc.* 6.500%, 08/15/25	208,592

	European Bank for Reconstruction & Development

1,250,000	0.500%, 11/25/25	1,153,975

1,000,000	0.500%, 05/19/25	935,330

	European Investment Bank

1,000,000	0.375%, 07/24/24	950,700

1,000,000	0.250%, 09/15/23	969,230

	Fifth Third Bancorp

500,000	4.300%, 01/16/24	504,440

500,000	1.707%, 11/01/27‡ SOFR + 0.69%	455,505

500,000	FNB Corp/PA 2.200%, 02/24/23	493,950

500,000	Franklin Resources, Inc. 2.800%, 09/15/22	499,635

	Goldman Sachs Group, Inc.

750,000	0.855%, 02/12/26‡ SOFR + 0.61%	690,855

500,000	1.757%, 01/24/25‡ SOFR + 0.73%	483,000

500,000	1.217%, 12/06/23	484,880

250,000	0.627%, 11/17/23‡ SOFR + 0.54%	247,700

350,000	HAT Holdings I, LLC / HAT Holdings II, LLC* 3.375%, 06/15/26	308,644

	HSBC Holdings, PLC‡

750,000	0.732%, 08/17/24 SOFR + 0.53%	721,515

500,000	1.162%, 11/22/24 SOFR + 0.58%	479,190

450,000	2.999%, 03/10/26 SOFR + 1.43%	432,882

250,000	Hyundai Capital America* 2.375%, 02/10/23	247,875

PRINCIPAL AMOUNT		VALUE

1,000,000	Inter-American Development Bank^ 1.750%, 03/14/25	$970,610

500,000	Intercontinental Exchange, Inc. 3.650%, 05/23/25	504,000

1,000,000	International Bank for Reconstruction & Development 1.625%, 01/15/25	970,420

	JPMorgan Chase & Company‡

500,000	2.595%, 02/24/26 SOFR + 0.92%	481,215

500,000	0.824%, 06/01/25 SOFR + 0.54%	470,835

250,000	1.578%, 04/22/27 SOFR + 0.89%	227,205

250,000	0.768%, 08/09/25 SOFR + 0.49%	233,638

250,000	KeyBank NA/Cleveland OH^‡ 0.423%, 01/03/24 SOFR + 0.34%	246,663

500,000	KeyCorp‡ 3.878%, 05/23/25	498,970

	Kreditanstalt fuer Wiederaufbau

1,000,000	1.250%, 01/31/25	960,330

300,000	1.000%, 10/01/26^	277,887

1,000,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	945,990

	Lloyds Banking Group, PLC‡

750,000	0.695%, 05/11/24 1 year CMT + 0.55%	728,280

500,000	3.511%, 03/18/26 1 year CMT + 1.60	488,665

750,000	LSEGA Financing, PLC*^ 0.650%, 04/06/24	712,080

250,000	Macquarie Bank, Ltd.* 2.100%, 10/17/22	249,477

	Macquarie Group, Ltd.*‡

650,000	4.150%, 03/27/24 3 mo. USD LIBOR + 1.33%	650,897

500,000	1.201%, 10/14/25 SOFR + 0.69%	466,330

1,000,000	Markel Corp. 3.625%, 03/30/23	1,001,910

	Metropolitan Life Global Funding I*

1,000,000	2.800%, 03/21/25	980,330

335,000	0.700%, 09/27/24^	315,074

500,000	Mitsubishi UFJ Financial Group, Inc.^‡ 4.788%, 07/18/25 1 year CMT + 1.70	505,510

	Mondelez International Holdings Netherlands, BV*

520,000	0.750%, 09/24/24^	488,613

250,000	2.125%, 09/19/22	249,662

	Morgan Stanley‡

750,000	0.790%, 05/30/25 SOFR + 0.53%	704,422

750,000	0.731%, 04/05/24 SOFR + 0.62%	733,665

	National Bank of Canada

500,000	3.750%, 06/09/25^‡	497,170

250,000	2.100%, 02/01/23	248,790

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

500,000	National Securities Clearing Corp.*^ 1.200%, 04/23/23	$493,380

500,000	NatWest Group, PLC‡ 2.359%, 05/22/24 1 year CMT + 2.15%	492,040

500,000	NatWest Markets, PLC* 1.600%, 09/29/26	450,570

500,000	Nordea Bank Abp* 1.500%, 09/30/26	453,280

	Nordic Investment Bank

1,000,000	2.625%, 04/04/25	993,640

1,000,000	0.375%, 09/11/25	924,770

1,000,000	Oesterreichische Kontrollbank, AG 1.500%, 02/12/25	965,900

500,000	OneMain Finance Corp. 6.125%, 03/15/24	495,525

500,000	Pacific Life Global Funding II* 0.500%, 09/23/23	484,390

250,000	PNC Financial Services Group, Inc. 2.200%, 11/01/24	244,005

500,000	Pricoa Global Funding I* 1.200%, 09/01/26	457,490

1,000,000	Radian Group, Inc. 4.500%, 10/01/24	987,880

1,000,000	Reinsurance Group of America, Inc. 4.700%, 09/15/23	1,011,600

1,000,000	Reliance Standard Life Global Funding II* 3.850%, 09/19/23	1,003,130

500,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 2.875%, 10/15/26	441,825

	Royal Bank of Canada

500,000	0.650%, 07/29/24^	472,650

250,000	1.950%, 01/17/23^	248,872

250,000	0.875%, 01/20/26	227,975

	SBA Tower Trust*

500,000	1.631%, 05/15/51	454,062

250,000	1.840%, 04/15/27	223,969

200,000	1.884%, 07/15/50	181,945

190,000	2.836%, 01/15/50	183,936

250,000	Shell International Finance, BV^ 2.000%, 11/07/24	244,610

	Skandinaviska Enskilda Banken, AB*

500,000	0.650%, 09/09/24	468,530

300,000	1.200%, 09/09/26	271,770

500,000	SLM Corp. 3.125%, 11/02/26	439,080

	Starwood Property Trust, Inc.*

500,000	5.500%, 11/01/23^	501,385

500,000	3.750%, 12/31/24	482,845

500,000	State Street Corp.‡ 2.354%, 11/01/25 SOFR + 0.94%	488,725

500,000	StoneX Group, Inc.* 8.625%, 06/15/25	511,285

1,500,000	SVB Financial Group^ 3.500%, 01/29/25	1,481,400

1,000,000	Svenska Handelsbanken, AB* 3.650%, 06/10/25	996,370

	Toronto-Dominion Bank

500,000	3.766%, 06/06/25	502,090

PRINCIPAL AMOUNT		VALUE

500,000	1.450%, 01/10/25	$477,880

250,000	1.200%, 06/03/26	228,470

250,000	0.750%, 09/11/25	229,470

250,000	0.750%, 01/06/26	227,230

	Truist Financial Corp.

1,000,000	3.750%, 12/06/23	1,010,930

250,000	2.200%, 03/16/23	248,455

	UBS AG/London*

1,000,000	1.375%, 01/13/25	946,230

500,000	0.450%, 02/09/24	476,590

250,000	0.700%, 08/09/24	235,763

500,000	USAA Capital Corp.* 1.500%, 05/01/23	493,305

	Ventas Realty, LP

1,000,000	3.500%, 04/15/24	990,990

1,000,000	3.500%, 02/01/25	986,220

750,000	VICI Properties, LP / VICI Note Company, Inc.* 3.500%, 02/15/25	712,635

	Wells Fargo & Company‡

500,000	3.908%, 04/25/26 SOFR + 1.32%	496,930

500,000	1.654%, 06/02/24 SOFR + 1.60%	490,720

		87,188,381

	Health Care (3.5%)

250,000	AbbVie, Inc. 2.300%, 11/21/22	249,565

250,000	AstraZeneca, PLC 0.700%, 04/08/26	227,573

250,000	Bausch Health Companies, Inc.* 5.500%, 11/01/25	224,438

	Baxter International, Inc.

1,000,000	1.322%, 11/29/24	946,260

500,000	0.868%, 12/01/23	482,925

	Bristol-Myers Squibb Company

1,000,000	2.900%, 07/26/24	999,600

250,000	3.550%, 08/15/22	250,085

250,000	Cigna Corp. 0.613%, 03/15/24	239,300

750,000	Elanco Animal Health, Inc. 5.772%, 08/28/23	769,927

750,000	Elevance Health, Inc. 2.375%, 01/15/25	731,460

375,000	Gilead Sciences, Inc. 0.750%, 09/29/23	364,403

250,000	GlaxoSmithKline Capital, PLC 0.534%, 10/01/23	243,255

250,000	GSK Consumer Healthcare Capital UK, PLC* 3.125%, 03/24/25	246,423

1,000,000	GSK Consumer Healthcare Capital US, LLC* 3.024%, 03/24/24	988,530

1,000,000	Health Care Service Corp. A Mutual Legal Reserve Company* 1.500%, 06/01/25	938,920

750,000	Humana, Inc. 0.650%, 08/03/23	729,877

400,000	Illumina, Inc. 0.550%, 03/23/23	391,304

	Laboratory Corp. of America Holdings

500,000	3.600%, 02/01/25	499,515

500,000	2.300%, 12/01/24^	484,345

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

500,000	PerkinElmer, Inc. 0.850%, 09/15/24	$469,310

750,000	Quest Diagnostics, Inc. 3.500%, 03/30/25	747,120

500,000	Tenet Healthcare Corp.* 4.625%, 09/01/24	497,335

1,000,000	Teva Pharmaceutical Finance Company, BV 2.950%, 12/18/22	995,830

750,000	Thermo Fisher Scientific, Inc. 1.215%, 10/18/24	717,307

		13,434,607

	Industrials (7.7%)

1,000,000	3M Company^ 3.250%, 02/14/24	1,003,180

1,157,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	1,138,916

	Air Lease Corp.

500,000	0.800%, 08/18/24	464,430

250,000	2.250%, 01/15/23	248,240

750,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 3.500%, 02/15/23	749,940

750,000	Beacon Roofing Supply, Inc.* 4.500%, 11/15/26	728,197

250,000	Berry Global, Inc. 0.950%, 02/15/24	237,738

500,000	BMW Finance, NV*^ 2.250%, 08/12/22	499,945

1,000,000	Canadian Pacific Railway Company 1.350%, 12/02/24	950,190

	Daimler Trucks Finance North America, LLC*

500,000	1.625%, 12/13/24	473,180

500,000	1.125%, 12/14/23	482,445

1,000,000	Delta Air Lines, Inc. 3.800%, 04/19/23	998,500

1,000,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.500%, 10/20/25	990,990

500,000	GATX Corp. 4.350%, 02/15/24	502,770

500,000	Graphic Packaging International, LLC* 0.821%, 04/15/24	472,590

500,000	GXO Logistics, Inc. 1.650%, 07/15/26	439,270

750,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	730,995

	Honeywell International, Inc.

250,000	1.350%, 06/01/25^	239,300

100,000	0.483%, 08/19/22	99,885

	Huntington Ingalls Industries, Inc.

375,000	0.670%, 08/16/23	362,584

250,000	3.844%, 05/01/25	247,883

500,000	Infor, Inc.* 1.450%, 07/15/23	487,400

	John Deere Capital Corp.

1,000,000	2.125%, 03/07/25^	974,290

500,000	3.400%, 06/06/25	503,270

PRINCIPAL AMOUNT		VALUE

1,000,000	L3Harris Technologies, Inc. 3.850%, 06/15/23	$1,000,840

	Leidos, Inc.

500,000	3.625%, 05/15/25	494,600

500,000	2.950%, 05/15/23	496,720

1,000,000	Mars, Inc.*^ 2.700%, 04/01/25	985,560

1,000,000	Nestle Holdings, Inc.*^ 0.375%, 01/15/24	961,200

500,000	Owens Corning^ 4.200%, 12/01/24	504,020

1,000,000	Parker-Hannifin Corp. 2.700%, 06/14/24	986,320

723,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	733,071

350,000	QVC, Inc. 4.850%, 04/01/24	344,729

	Roper Technologies, Inc.

500,000	1.000%, 09/15/25^	459,425

250,000	0.450%, 08/15/22	249,718

700,000	Ryder System, Inc. 3.875%, 12/01/23	701,862

250,000	Sensata Technologies, BV* 4.875%, 10/15/23	251,620

	Siemens Financieringsmaatschappij, NV*

500,000	3.250%, 05/27/25^	499,110

500,000	0.650%, 03/11/24	480,225

250,000	0.400%, 03/11/23	245,983

	SMBC Aviation Capital Finance DAC*

1,000,000	4.125%, 07/15/23	994,030

500,000	1.900%, 10/15/26	436,675

1,000,000	Southwest Airlines Company 4.750%, 05/04/23	1,008,260

30,471	Southwest Airlines Company 2007-1 Pass Through Trust 6.650%, 08/01/22	30,471

500,000	Stanley Black & Decker, Inc.^ 2.300%, 02/24/25	487,675

750,000	Teledyne Technologies, Inc. 0.950%, 04/01/24	712,312

49,000	TransDigm, Inc.* 6.250%, 03/15/26	49,273

1,000,000	Verisk Analytics, Inc. 4.000%, 06/15/25	1,005,790

1,000,000	Waste Management, Inc. 3.500%, 05/15/24	1,002,740

750,000	WESCO Distribution, Inc.* 7.125%, 06/15/25	776,407

		29,924,764

	Information Technology (4.7%)

1,500,000	Apple, Inc. 2.850%, 05/11/24	1,500,645

1,000,000	Autodesk, Inc. 4.375%, 06/15/25	1,023,060

500,000	Block, Inc. 2.750%, 06/01/26	467,215

	CDW, LLC / CDW Finance Corp.

500,000	5.500%, 12/01/24	509,495

300,000	4.125%, 05/01/25	296,298

500,000	CGI, Inc. 1.450%, 09/14/26	449,435

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,000,000	Dell International, LLC / EMC Corp. 4.000%, 07/15/24	$1,005,810

	Fidelity National Information Services, Inc.

500,000	4.500%, 07/15/25	508,325

500,000	0.600%, 03/01/24	476,135

500,000	Fortinet, Inc.^ 1.000%, 03/15/26	450,165

	Hewlett Packard Enterprise Company

750,000	1.450%, 04/01/24	725,527

300,000	2.250%, 04/01/23	297,939

500,000	HP, Inc. 1.450%, 06/17/26	456,935

1,000,000	Intel Corp. 2.875%, 05/11/24	999,830

500,000	Intuit, Inc. 0.650%, 07/15/23	487,555

500,000	KLA Corp. 4.650%, 11/01/24	513,020

1,000,000	Microchip Technology, Inc. 0.972%, 02/15/24	954,680

1,000,000	NetApp, Inc. 1.875%, 06/22/25	949,460

1,000,000	NVIDIA Corp. 0.584%, 06/14/24	954,650

1,000,000	Oracle Corp. 2.400%, 09/15/23	989,150

1,000,000	PayPal Holdings, Inc. 2.400%, 10/01/24	985,760

750,000	PTC, Inc.* 3.625%, 02/15/25	731,827

350,000	Seagate HDD Cayman 4.750%, 06/01/23	349,853

	Take-Two Interactive Software, Inc.

500,000	3.550%, 04/14/25	496,610

500,000	3.300%, 03/28/24	498,825

250,000	Texas Instruments, Inc.^ 1.125%, 09/15/26	232,810

200,000	TSMC Arizona Corp. 1.750%, 10/25/26	185,576

750,000	VMware, Inc. - Class A 1.000%, 08/15/24	707,513

		18,204,103

	Materials (1.9%)

750,000	Alcoa Nederland Holding, BV* 5.500%, 12/15/27	744,495

250,000	Avery Dennison Corp. 0.850%, 08/15/24	236,005

250,000	Ball Corp. 4.000%, 11/15/23	250,845

1,000,000	Celanese US Holdings, LLC 5.900%, 07/05/24	1,007,760

350,000	Clearwater Paper Corp.* 5.375%, 02/01/25	347,890

1,000,000	Freeport-McMoRan, Inc. 5.000%, 09/01/27	995,270

1,000,000	Genuine Parts Company^ 1.750%, 02/01/25	953,560

500,000	Martin Marietta Materials, Inc. 0.650%, 07/15/23	485,370

1,000,000	OCI, NV* 4.625%, 10/15/25	975,510

PRINCIPAL AMOUNT		VALUE

500,000	Owens-Brockway Glass Container, Inc.* 5.875%, 08/15/23	$500,875

1,000,000	Sonoco Products Company 1.800%, 02/01/25	951,600

		7,449,180

	Other (0.1%)

250,000	Toyota Motor Credit Corp.^ 0.800%, 01/09/26	230,305

	Real Estate (1.5%)

250,000	American Tower Corp. 0.600%, 01/15/24	239,133

500,000	EPR Properties 4.500%, 04/01/25	491,250

	Equinix, Inc.

500,000	1.000%, 09/15/25	457,335

250,000	1.250%, 07/15/25	231,903

500,000	Federal Realty OP, LP 1.250%, 02/15/26	455,070

750,000	Forestar Group, Inc.* 3.850%, 05/15/26	664,627

1,000,000	Healthpeak Properties, Inc.^ 3.400%, 02/01/25	987,190

500,000	Kimco Realty Corp. 3.125%, 06/01/23	498,150

500,000	Realty Income Corp. 4.625%, 11/01/25	513,340

	Simon Property Group, LP

500,000	1.375%, 01/15/27^	449,545

250,000	2.000%, 09/13/24	242,485

	Welltower, Inc.

500,000	3.625%, 03/15/24	499,655

250,000	4.000%, 06/01/25	250,102

		5,979,785

	Special Purpose Acquisition Companies (0.4%)

1,000,000	Novartis Capital Corp. 3.400%, 05/06/24	1,006,380

400,000	Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	396,500

		1,402,880

	Utilities (2.8%)

250,000	AES Corp. 1.375%, 01/15/26	225,715

500,000	Alexander Funding Trust* 1.841%, 11/15/23	480,200

500,000	American Electric Power Company, Inc. 0.750%, 11/01/23	483,755

1,000,000	CMS Energy Corp. 3.600%, 11/15/25	994,190

250,000	Consolidated Edison, Inc.^ 0.650%, 12/01/23	241,260

300,000	DPL, Inc. 4.125%, 07/01/25	291,036

	DTE Energy Company

1,000,000	1.050%, 06/01/25	930,860

250,000	2.250%, 11/01/22	249,360

750,000	Enel Finance International, NV* 2.650%, 09/10/24	727,477

250,000	Entergy Arkansas, LLC 3.500%, 04/01/26	250,978

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

300,000	Entergy Corp. 0.900%, 09/15/25	$274,266

500,000	Entergy Texas, Inc. 1.500%, 09/01/26	454,585

	Florida Power & Light Company

1,000,000	3.125%, 12/01/25^	1,002,950

500,000	2.850%, 04/01/25	498,135

167,000	NextEra Energy Capital Holdings, Inc.^ 0.650%, 03/01/23	164,548

25,000	PPL Capital Funding, Inc.‡ 4.915%, 03/30/67 3 mo. USD LIBOR + 2.67%	20,069

250,000	Public Service Electric and Gas Company 0.950%, 03/15/26	229,970

1,500,000	Public Service Enterprise Group, Inc. 0.841%, 11/08/23	1,449,720

200,000	Sempra Energy 3.300%, 04/01/25	198,056

1,000,000	Southern California Gas Company 3.150%, 09/15/24	1,000,220

250,000	Southern Power Company^ 0.900%, 01/15/26	227,773

500,000	WEC Energy Group, Inc. 0.800%, 03/15/24	478,555

		10,873,678

	TOTAL CORPORATE BONDS (Cost $236,066,267)	226,972,172

U.S. GOVERNMENT AND AGENCY SECURITIES (7.2%)

	U.S. Treasury Note

2,000,000	3.000%, 07/15/25	2,010,312

2,000,000	2.000%, 05/31/24	1,967,969

	United States Treasury Note

8,000,000	0.375%, 10/31/23	7,750,000

6,000,000	0.625%, 10/15/24	5,712,891

4,000,000	1.125%, 10/31/26	3,740,625

3,000,000	0.250%, 09/30/23^	2,907,773

2,000,000	1.750%, 07/31/24	1,955,977

2,000,000	0.125%, 02/15/24	1,916,094

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $28,963,732)	27,961,641

SOVEREIGN BONDS (0.3%)

500,000	Kommunalbanken AS* 0.500%, 01/13/26	459,070

750,000	Korea Development Bank^ 0.750%, 01/25/25	702,960

	TOTAL SOVEREIGN BONDS (Cost $1,243,301)	1,162,030

BANK LOANS (10.4%) ¡

	Airlines (0.3%)

470,000	AAdvantage Loyalty IP, Ltd.‡ 7.460%, 04/20/28 3 mo. LIBOR + 4.75%	464,125

PRINCIPAL AMOUNT		VALUE

500,000	Mileage Plus Holdings, LLC‡ 7.313%, 06/21/27 3 mo. LIBOR + 5.25%	$505,000

250,000	Mileage Plus Holdings, LLC! 0.000%, 06/21/27	252,500

		1,221,625

	Communication Services (1.7%)

1,987,006	Charter Communications Operating, LLC‡ 4.130%, 04/30/25 1 mo. LIBOR + 1.75%	1,957,033

715,473	DIRECTV Financing, LLC‡ 7.372%, 08/02/27 1 mo. LIBOR + 5.00%	678,097

1,180,255	Go Daddy Operating Company, LLC‡ 4.122%, 02/15/24 1 mo. LIBOR + 1.75%	1,170,140

650,187	Nexstar Broadcasting, Inc.‡ 4.872%, 09/18/26 1 mo. LIBOR + 2.50%	644,173

1,266,016	Nielsen Finance LLC‡ 3.872%, 10/04/23 1 mo. LIBOR + 2.00%	1,265,225

937,293	SBA Senior Finance II, LLC‡ 4.130%, 04/11/25 1 mo. LIBOR + 1.75%	918,350

		6,633,018

	Consumer Discretionary (0.8%)

997,500	Avis Budget Car Rental, LLC‡ 5.927%, 03/16/29 1 mo. SOFR + 3.50%	980,044

988,741	Murphy USA, Inc.‡ 3.470%, 01/31/28 1 mo. LIBOR + 1.75%	990,594

496,241	PetSmart, Inc.‡ 6.120%, 02/11/28 1 mo. LIBOR + 3.75%	479,594

750,000	SkyMiles IP, Ltd.‡ 6.460%, 10/20/27 3 mo. LIBOR + 3.75%	759,563

		3,209,795

	Consumer Staples (0.5%)

937,611	Energizer Holdings, Inc.‡ 4.500%, 12/22/27 1 mo. LIBOR + 2.25%	903,622

1,047,288	JBS USA LUX, SA‡ 2.804%, 05/01/26 6 mo. LIBOR + 2.00%	1,031,579

		1,935,201

	Energy (0.2%)

550,077	DT Midstream, Inc.‡ 4.372%, 06/26/28 1 mo. LIBOR + 2.00%	551,257

	Financials (0.6%)

991,241	Jazz Financing Lux Sarl‡ 5.872%, 05/05/28 1 mo. LIBOR + 3.50%	970,593

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,505,992	Level 3 Financing, Inc.‡ 4.122%, 03/01/27 1 mo. LIBOR + 1.75%	$1,452,574

		2,423,167

	Health Care (1.5%)

460,003	Avantor Funding, Inc.‡ 4.622%, 11/08/27 1 mo. LIBOR + 2.25%	452,431

939,366	Catalent Pharma Solutions Inc.‡ 4.250%, 02/22/28 1 mo. LIBOR + 2.00%	927,741

994,898	DaVita, Inc.‡ 4.122%, 08/12/26 1 mo. LIBOR + 1.75%1 mo. LIBOR + 2.00%	944,894

910,761	Embecta Corp.‡ 5.054%, 03/30/29 3 mo. SOFR + 3.00%	889,700

183,150	HCA, Inc.‡ 4.122%, 06/30/28 1 mo. LIBOR + 1.75%	183,293

333,950	Icon Luxembourg Sarl‡ 4.563%, 07/03/28 3 mo. LIBOR + 2.25%	328,702

83,204	Icon Luxembourg Sarl‡ 4.563%, 07/03/28 3 mo. LIBOR + 2.25%	81,897

965,428	Organon & Co.‡ 4.625%, 06/02/28 3 mo. LIBOR + 3.00%	951,854

1,000,000	Perrigo Investments, LLC‡ 4.199%, 04/20/29 1 mo. LIBOR + 2.50%	987,500

		5,748,012

	Industrials (2.5%)

1,189,241	AECOM Technology Corp.‡ 4.122%, 04/13/28 1 mo. LIBOR + 1.75%	1,189,686

500,000	Air Canada‡ 4.250%, 08/11/28 3 mo. LIBOR + 3.50%	483,035

986,339	APi Group DE, Inc.‡ 5.122%, 01/03/29 1 mo. LIBOR + 2.75%	968,955

1,500,000	Berry Global, Inc.‡ 4.178%, 07/01/26 3 mo. LIBOR + 1.75%	1,477,500

992,443	GFL Environmental, Inc.‡ 5.806%, 05/30/25 3 mo. LIBOR + 3.00%	986,102

988,741	Horizon Therapeutics USA, Inc.‡ 4.063%, 03/15/28 3 mo. LIBOR + 1.75%	972,056

994,975	Jeld-Wen Inc.‡ 4.622%, 07/28/28 1 mo. LIBOR + 2.25%	939,754

919,616	Spectrum Brands, Inc.‡ 4.380%, 03/03/28 1 mo. LIBOR + 2.00%	886,279

1,082,023	United Rentals, Inc.‡ 4.122%, 10/31/25 1 mo. LIBOR + 1.75%	1,083,105

PRINCIPAL AMOUNT		VALUE

750,000	XPO Logistics, Inc.‡ 3.548%, 02/24/25 1 mo. LIBOR + 1.75%	$734,239

		9,720,711

	Information Technology (1.2%)

246,250	Camelot U.S. Acquisition 1 Company‡ 5.372%, 10/30/26 1 mo. LIBOR + 3.00%	240,709

243,750	Camelot U.S. Acquisition 1 Company‡ 5.372%, 10/30/26 1 mo. LIBOR + 3.00%	238,456

643,461	ON Semiconductor Corp.‡ 4.372%, 09/19/26 1 mo. LIBOR + 2.00%	642,541

689,203	Open Text Corp.‡ 3.403%, 05/30/25 1 mo. LIBOR + 1.75%	689,561

740,625	Playtika Holding Corp.‡ 5.122%, 03/13/28 1 mo. LIBOR + 2.75%	723,154

1,000,000	TTM Technologies, Inc.‡ 4.213%, 09/28/24 1 mo. LIBOR + 2.50%	998,750

1,000,000	ZoomInfo LLC‡ 5.372%, 02/02/26 1 mo. LIBOR + 3.00%	991,665

		4,524,836

	Information Technology (0.3%)

1,250,000	II-VI, Inc.! 0.000%, 07/02/29	1,219,787

	Materials (0.5%)

941,176	American Axle and Manufacturing, Inc.‡ 5.040%, 04/06/24 3 mo. LIBOR + 2.25%	914,904

1,000,000	H.B. Fuller Company‡ 4.126%, 10/20/24 1 mo. LIBOR + 2.00%	1,000,000

		1,914,904

	Other (0.3%)

1,000,000	ChampionX Corp.‡ 5.080%, 06/07/29 1 mo. LIBOR + 3.25%	996,250

	TOTAL BANK LOANS (Cost $40,721,113)	40,098,563

ASSET BACKED SECURITIES (16.3%)

	Communication Services (0.4%)

1,000,000	Verizon Owner Trust 2020-A 1.980%, 07/22/24	988,542

500,000	Verizon Owner Trust 2020-B 0.470%, 02/20/25	492,263

		1,480,805

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Consumer Discretionary (0.9%)

1,500,000	Avis Budget Rental Car Funding AESOP, LLC* 3.350%, 09/22/25	$1,472,328

2,000,000	BMW Vehicle Lease Trust 2022-1 1.100%, 03/25/25	1,940,355

		3,412,683

	Financials (10.0%)

2,000,000	American Express Credit Account Master Trust 0.900%, 11/15/26	1,893,890

500,000	American Tower Trust #1* 3.070%, 03/15/48	497,379

2,000,000	Capital One Multi-Asset Execution Trust 1.040%, 11/15/26	1,900,441

1,000,000	Capital One Prime Auto Receivables Trust 2022-1 3.170%, 04/15/27	986,955

398,272	Commonbond Student Loan Trust 2017-B-GS* 2.680%, 09/25/42	388,500

161,665	Commonbond Student Loan Trust 2018-C-GS* 3.870%, 02/25/46	158,653

503,349	Commonbond Student Loan Trust 2019-A-GS* 2.540%, 01/25/47	474,636

798,114	Commonbond Student Loan Trust 2021-B-GS* 1.170%, 09/25/51	725,624

254,452	Commonbond Student Loan Trust Series 2021-AGS, Class A* 1.200%, 03/25/52	236,533

1,000,000	Credit Acceptance Auto Loan Trust 2020-3* 1.240%, 10/15/29	975,399

1,140,000	Credit Acceptance Auto Loan Trust 2021-2* 0.960%, 02/15/30	1,093,149

500,000	Credit Acceptance Auto Loan Trust 2021-4* 1.260%, 10/15/30	471,576

1,550,000	Dell Equipment Finance Trust 2020-1* 2.980%, 04/24/23	1,549,110

408,278	Dell Equipment Finance Trust 2020-2* 0.570%, 10/23/23	403,112

250,000	Dell Equipment Finance Trust Deft 2022 2 B 144a‡ 4.400%, 07/22/27	251,874

300,000	Dell Equipment Finance Trust Series 2021-1, Class B* 0.710%, 05/22/26	288,710

1,500,000	Discover Card Execution Note Trust 3.320%, 05/15/27	1,501,359

1,000,000	DT Auto Owner Trust 2022-2* 4.220%, 01/15/27	992,171

998,711	ELFI Graduate Loan Program 2021-A, LLC* 1.530%, 12/26/46	913,424

PRINCIPAL AMOUNT		VALUE

1,225,000	ELFI Graduate Loan Program 2022-A, LLC* 4.510%, 08/26/47	$1,226,575

145,850	Enterprise Fleet Financing 2019- 3, LLC* 2.060%, 05/20/25	145,448

909,387	Enterprise Fleet Financing 2020-2, LLC* 0.610%, 07/20/26	889,714

2,000,000	Ford Credit Auto Owner Trust 2019-REV1* 3.520%, 07/15/30	1,991,698

1,500,000	Hertz Vehicle Financing, LLC* 1.210%, 12/26/25	1,399,362

1,250,000	HPEFS Equipment Trust* 1.790%, 05/21/29	1,194,545

250,000	Hpefs Equipment Trust 2022-2* 4.200%, 09/20/29	251,041

551,870	Kubota Credit Owner Trust 2020-1* 1.960%, 03/15/24	547,426

2,000,000	MMAF Equipment Finance, LLC 2017-B* 2.720%, 06/15/40	1,965,345

590,021	Navient Private Education Refi Loan Trust 2020-B* 2.120%, 01/15/69	559,302

271,000	NextGear Floorplan Master Owner Trust* 0.850%, 07/15/26	255,997

780,000	OneMain Direct Auto Receivables Trust 2021-1* 0.870%, 07/14/28	732,751

777,000	OneMain Direct Auto Receivables Trust 2021-1* 1.260%, 07/14/28	704,607

860,000	Oscar US Funding Trust XII, LLC Series 2021-1A, Class A4* 1.000%, 04/10/28	794,370

892,980	Oscar US Funding XIII, LLC* 0.390%, 08/12/24	879,092

422,209	Palmer Square Loan Funding 2019-3, Ltd.*‡ 2.328%, 08/20/27 3 mo. USD LIBOR + 0.85%	419,807

750,000	Pawnee Equipment Receivables Pwne 2022 1 A3 144a‡ 5.820%, 02/15/28	752,619

630,863	Pawnee Equipment Receivables Series 2020-1, LLC* 1.370%, 11/17/25	621,974

438,936	Pawneee Equipment Receivables Series 2021-1, LLC* 1.100%, 07/15/27	423,630

1,240,000	Progress Residential 2019-SFR4 Trust* 2.687%, 10/17/36	1,210,178

792,000	Progress Residentiall Trust Series 2021-SFR5, Class B* 1.658%, 07/17/38	711,322

1,551,184	SoFi Professional Loan Program 2020-C Trust* 1.950%, 02/15/46	1,491,370

1,615,000	Toyota Auto Loan Extended Note Trust 2019-1* 2.560%, 11/25/31	1,584,477

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,000,000	World Omni Auto Receivables Trust 2022-B 3.250%, 07/15/27	$1,986,174

320,373	World Omni Select Auto Trust 2020-A 0.550%, 07/15/25	317,508

		38,758,827

	Industrials (0.2%)

1,000,000	John Deere Owner Trust 2021-B 0.740%, 05/15/28	920,924

	Other (4.5%)

2,000,000	Aligned Data Centers Issuer, LLC Series 2021-1A, Class A2* 1.937%, 08/15/46	1,797,426

1,939,015	Atalaya Equipment Leasing Trust 21-1* 1.230%, 05/15/26	1,892,722

1,475,000	CCG Receivables Trust* 3.570%, 09/14/26	1,463,334

330,000	CCG Receivables Trust 2021-2* 1.270%, 03/14/29	308,067

1,588,333	CLI Funding VI, LLC Series 2020-3A, Class A* 2.070%, 10/18/45	1,446,735

1,209,000	CNH Equipment Trust 2020-A 2.300%, 10/15/27	1,181,524

258,838	CNH Equipment Trust 2020-A 1.160%, 06/16/25	255,594

2,333,000	HPEFS Equipment Trust* 1.200%, 07/22/30	2,321,716

500,000	HPEFS Equipment Trust 2021-1* 0.570%, 03/20/31	483,428

295,512	MVW Owner Trust 2019-1* 2.890%, 11/20/36	284,174

821,669	SCF Equipment Leasing 2020-1, LLC* 1.190%, 10/20/27	803,840

1,070,000	SCF Equipment Leasing, LLC Series 2021-1A, Class A3* 0.830%, 08/21/28	1,029,587

283,074	Tesla Auto Lease Trust 2020-A* 0.680%, 12/20/23	280,021

500,000	Tesla Auto Lease Trust 2021-A* 1.020%, 03/20/25	479,804

775,000	Tesla Auto Lease Trust Series 2021-B, Class B* 0.910%, 09/22/25	729,048

1,493,167	Vantage Data Centers Issuer, LLC* 4.196%, 11/16/43	1,479,941

1,000,000	Verizon Master Trust 1.280%, 04/20/28	946,881

		17,183,842

	Utilities (0.3%)

104,712	Harley-Davidson Motorcycle Trust 2020-A 1.870%, 10/15/24	104,326

PRINCIPAL AMOUNT		VALUE

1,000,000	Harley-Davidson Motorcycle Trust 2022-A 3.060%, 02/15/27	$990,038

		1,094,364

	TOTAL ASSET BACKED SECURITIES (Cost $65,123,945)	62,851,445

MUNICIPAL OBLIGATIONS (4.4%)

	Airlines (0.1%)

250,000	Dallas Fort Worth International Airport 1.041%, 11/01/23	243,203

	Other (4.0%)

400,000	Alaska Housing Finance Corp. 0.846%, 12/01/23	387,147

250,000	Armada Area Schools 0.950%, 05/01/25	234,864

155,000	City of Auburn CA 0.961%, 06/01/25	144,084

250,000	City of Carbondale IL 2.163%, 12/01/23	244,888

500,000	City of Moline IL 0.542%, 12/01/22	495,422

1,000,000	City of Montclair CA 0.926%, 06/01/24	951,186

850,000	City of San Ramon CA 0.490%, 07/01/23	829,649

500,000	City of Wheaton IL 0.786%, 12/01/24	469,766

300,000	City of Willows CA 0.770%, 08/01/23	292,343

240,000	City of Willows CA 0.720%, 08/01/22	239,972

300,000	Colorado Housing and Finance Authority 1.650%, 11/01/25	285,068

150,000	Colorado Housing and Finance Authority 0.858%, 11/01/24	143,237

250,000	Corona-Norco Unified School District 1.000%, 09/01/25	230,654

250,000	County of Bergen NJ 2.000%, 11/01/23	246,882

295,000	County of San Diego CA 0.600%, 10/01/23	286,279

290,000	County of San Diego CA 0.480%, 10/01/22	288,962

155,000	County of Santa Cruz AZ Pledged Revenue 1.250%, 07/01/24	148,360

200,000	County of Sierra CA 0.920%, 08/01/22	199,976

250,000	Cypress-Fairbanks Independent School District 5.000%, 02/15/25	261,701

400,000	Duluth Independent School District No 709 2.000%, 02/01/23	397,379

175,000	Encinitas Public Financing Authority 1.020%, 10/01/25	163,082

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

175,000	Encinitas Public Financing Authority 0.790%, 10/01/24	$166,106

400,000	Fairfield Facilities Corp. 2.000%, 09/01/24	384,308

250,000	Galveston Independent School District 5.000%, 02/01/25	261,553

175,000	Haverstraw-Stony Point Central School District 0.790%, 05/01/23	171,975

200,000	Indiana Bond Bank 0.650%, 02/01/24	191,274

200,000	Indiana Bond Bank 0.470%, 02/01/23	197,012

640,000	Kentucky Housing Corp. 0.550%, 07/01/23	624,264

500,000	Lake Central Multi-District School Building Corp. 0.853%, 01/15/24	481,342

200,000	Lakeside Fire Protection District 1.250%, 08/01/23	195,027

125,000	Lakeside Fire Protection District 1.620%, 08/01/24	119,687

215,000	Minnetonka Independent School District No 276 2.000%, 01/01/24	211,836

155,000	Natomas Unified School District 0.700%, 08/01/22	154,980

390,000	New York City Transitional Finance Authority Future Tax Secured Revenue 1.250%, 05/01/26	360,628

255,000	New York State Dormitory Authority 2.438%, 02/15/26	247,189

150,000	Pharr San Juan Alamo Independent School District TX 5.000%, 02/01/25	156,885

250,000	Reedy Creek Improvement District 1.549%, 06/01/23	244,747

400,000	Regional Transportation Authority 3.000%, 06/01/25	390,936

265,000	Sallisaw Municipal Authority 1.420%, 09/01/24	253,346

400,000	San Bernardino City Unified School District 0.792%, 08/01/23	389,003

350,000	South Dakota Health & Educational Facilities Authority 0.594%, 11/01/22	348,162

250,000	Thornapple Kellogg School District 0.930%, 05/01/25	236,066

250,000	Torrance Joint Powers Financing Authority 1.289%, 10/01/22	249,375

250,000	Town of Oyster Bay NY 2.000%, 08/15/23	246,973

525,000	Town of Stratford CT 0.956%, 08/01/24	501,553

250,000	Village of Tarrytown NY 2.000%, 10/15/23	245,316

300,000	Virginia Housing Development Authority 0.607%, 09/01/23	291,107

PRINCIPAL AMOUNT		VALUE

250,000	West Covina Public Financing Authority 1.847%, 08/01/22	$249,979

400,000	West Mifflin Sanitary Sewer Municipal Authority 1.052%, 08/01/23	390,255

250,000	West Mifflin Sanitary Sewer Municipal Authority 0.895%, 08/01/22	249,970

125,000	Wichita Falls 4B Sales Tax Corp. 1.049%, 09/01/25	114,758

340,000	Williamston Community Schools School District 1.050%, 05/01/25	322,111

		15,588,624

	Utilities (0.3%)

505,000	Augusta GA Water & Sewer Revenue 4.300%, 10/01/26	508,890

135,000	City of Fountain Company Electric Water & Wastewater Utility Enterprise Revenue 0.930%, 12/01/23	130,188

100,000	City of Fountain Company Electric Water & Wastewater Utility Enterprise Revenue 0.870%, 12/01/22	99,199

260,000	Twin Lakes Regional Sewer District 0.570%, 07/01/23	252,748

		991,025

	TOTAL MUNICIPAL OBLIGATIONS (Cost $17,360,056)	16,822,852

RESIDENTIAL MORTGAGE BACKED SECURITIES (1.2%)

1,153,981	BANK 2019-BNK16 3.933%, 02/15/52	1,148,566

185,260	CSAIL 2017-CX9 Commercial Mortgage Trust 3.054%, 09/15/50	184,272

1,637,810	GS Mortgage-Backed Securities Corp. Trust 2021-PJ4*‡ 2.500%, 09/25/51	1,517,795

617,951	GS Mortgage-Backed Securities Trust 2021-PJ11*‡ 2.500%, 04/25/52	572,571

859,581	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 3.773%, 04/15/47	853,983

117,995	Wells Fargo Commercial Mortgage Trust 2015-LC20 2.678%, 04/15/50	117,995

82,976	WFRBS Commercial Mortgage Trust 2014-LC14 3.522%, 03/15/47	82,632

	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $4,692,794)	4,477,814

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (7.0%)

5,229,475	JPMorgan Prime Money Market Fund - Capital Class, 0.400%***†	$5,229,475

21,811,468	State Street Navigator Securities Lending Government Money Market Portfolio, 2.001%†	21,811,468

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $27,040,943)	27,040,943

TOTAL INVESTMENTS (105.6%) (Cost $421,212,151)		407,387,460

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-7.0%)		(27,040,943)

OTHER ASSETS, LESS LIABILITIES (1.4%)		5,618,289

NET ASSETS (100.0%)		$385,964,806

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2022.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

***	The rate disclosed is the 7 day net yield as of July 31, 2022.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2022.

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
500,000	U.S. Treasury Note 5-Year	Sep 2022	$568,633	$9,364
Sales
20,000,000	U.S. Treasury Note 2-Year	Sep 2022	$21,046,094	$(37,966)

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of twenty series, Market Neutral Income Fund, Hedged Equity Fund, Phineus Long/Short Fund, Convertible Fund, Global Convertible Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth Fund, Growth and Income Fund, Dividend Growth Fund, Select Fund, International Growth Fund , Evolving World Growth Fund, Global Equity Fund, Global Opportunities Fund, International Small Cap Growth Fund (commenced operations on March 31, 2022), Global Sustainable Equities Fund (commenced operations on December 17, 2021), Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The Trust currently offers Class A, Class C (except Timpani SMID Growth Fund), and Class I shares of each of the Funds (except Short-Term Bond Fund). Class C shares are currently not offered for sale on Timpani Small Cap Growth Fund. Class R6 shares are offered in Market Neutral Income Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth and Income Fund, International Growth Fund, Global Equity Fund, International Small Cap Growth Fund, and Global Sustainable Equities Fund only.
Significant Accounting Policies. The Schedules of Investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of July 31, 2022, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Investments

The cost basis of investments (excluding Investments of Collateral for Securities on Loan) for federal income tax purposes at July 31, 2022 was as follows:*

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Market Neutral Income Fund	$14,312,127,799	$2,813,771,816	$(2,113,908,161)	$699,863,655
Hedged Equity Fund	565,078,833	129,162,041	(40,663,578)	88,498,463
Phineus Long/Short Fund	453,469,622	45,859,166	(57,998,746)	(12,139,580)
Convertible Fund	1,220,848,359	118,877,145	(121,801,535)	(2,924,390)
Global Convertible Fund	188,331,930	9,825,876	(31,299,968)	(21,474,092)
Timpani Small Cap Growth Fund	292,330,770	59,688,846	(5,754,705)	53,934,141
Timpani SMID Growth Fund	13,811,280	3,011,713	(397,182)	2,614,531
Growth Fund	914,733,284	416,415,216	(63,303,164)	353,112,052
Growth and Income Fund	1,572,771,238	930,465,925	(45,577,873)	884,888,052
Dividend Growth Fund	12,138,139	6,193,781	(306,951)	5,886,830
Select Fund	33,162,879	10,718,427	(1,304,810)	9,413,617
International Growth Fund	175,641,796	30,697,227	(13,520,922)	17,176,305
Evolving World Growth Fund	391,927,772	34,691,509	(35,602,245)	(910,736)
Global Equity Fund	61,198,186	22,087,464	(2,188,241)	19,899,223
Global Opportunities Fund	202,019,679	40,151,575	(10,582,064)	29,569,511
International Small Cap Growth Fund	1,708,612	27,222	(210,501)	(183,279)
Global Sustainable Equities Fund	7,703,163	56,955	(896,319)	(839,364)
Total Return Bond Fund	38,928,316	129,809	(2,906,917)	(2,777,108)
High Income Opportunities Fund	44,877,840	234,819	(4,175,695)	(3,940,876)
Short-Term Bond Fund	421,204,631	225,960	(14,071,733)	(13,845,773)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.